UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Address of principal executive offices)
(Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	8/31

Date of reporting period:	8/31/26

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

FI Institutional Group

ESG Fixed Income Fund for Retirement Plans (QDVBX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about FI Institutional Group ESG Fixed Income Fund for Retirement Plans (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group ESG Fixed Income Fund for Retirement Plans	$-	-%

How did the Fund perform during the reporting period?

War, energy and trade developments continue to dominate headlines. While uncertainty regarding the Iran conflict has weighed on sentiment, economic fundamentals have stayed largely fine and corporate earnings remain strong, signaling this bull market has plenty of fundamental support. While early signs of euphoria have emerged, particularly within U.S. Tech and AI, sentiment remains muted elsewhere. This speaks to a bull market that is entering its later stages, but has not yet reached its peak.

The Fund underperformed the ICE BofA U.S. Broad Market Index for the period of September 1, 2025 through August 31, 2026. An overweight to and selection within sovereign bonds was the largest detractor from relative return. Further, an overweight to securitized/collateralized bonds detracted.

During the period, the Fund increased its exposure to sovereign bonds by 39.80% while corporate bond exposure decreased by 24.30%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FI Institutional Group ESG Fixed Income Fund for Retirement Plans
ICE BofA U.S. Broad Market Index
$15,000
$10,000
$5,000
$0
$10,541
$10,508
Dec-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025
Aug-2026

Table Summary
	FI Institutional Group ESG Fixed Income Fund for Retirement Plans	ICE BofA U.S. Broad Market Index
Dec-2019	$10,000	$10,000
Aug-2020	$10,540	$10,676
Aug-2021	$10,753	$10,662
Aug-2022	$9,370	$9,433
Aug-2023	$9,306	$9,309
Aug-2024	$10,072	$9,995
Aug-2025	$10,380	$10,311
Aug-2026	$10,541	$10,508

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 13, 2019)
FI Institutional Group ESG Fixed Income Fund for Retirement Plans	1.55%	-0.40%	0.79%
ICE BofA U.S. Broad Market Index	1.91%	-0.29%	0.74%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 851-8845.

Fund Statistics

Table Summary
Net Assets	$3,162,654
Number of Portfolio Holdings	13
Advisory Fee	$0
Portfolio Turnover	55%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

U.S. Treasury Obligations
83.3%
Exchange-Traded Funds
15.7%
Money Market Funds
0.5%
Other Assets in Excess of Liabilities
0.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.5%
Exchange-Traded Funds	15.7%
U.S. Treasury Obligations	83.3%

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.

FI Institutional Group ESG Fixed Income Fund for Retirement Plans (QDVBX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083126-QDVBX

FI Institutional Group

ESG Stock Fund for Retirement Plans (QDVSX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about FI Institutional Group ESG Stock Fund for Retirement Plans (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group ESG Stock Fund for Retirement Plans	$-	-%

How did the Fund perform during the reporting period?

War, energy and trade developments continue to dominate headlines. While uncertainty regarding the Iran conflict has weighed on sentiment, economic fundamentals have stayed largely fine and corporate earnings remain strong, signaling this bull market has plenty of fundamental support. While early signs of euphoria have emerged, particularly within U.S. Tech and AI, sentiment remains muted elsewhere. This speaks to a bull market that is entering its later stages, but has not yet reached its peak.

The Fund outperformed the MSCI ACWI Investable Markets Index for the period of September 1, 2025 through August 31, 2026. Sector allocation and equity selection contributed to relative return, while country allocation detracted. Selection within Financials was the largest contributor to relative return, driven by banking and financial services companies Banco Bilbao, UBS, and Banco Santander. Additionally, an overweight to and selection within Health Care contributed, as pharmaceutical companies Eli Lilly and Merck, as well as diagnostics company Exact Sciences outperformed. Conversely, an underweight to and selection within Information Technology was the largest detractor, driven by software companies Oracle, ServiceNow and Dassault Systems. Further, an overweight to and selection within China detracted, as internet media company Tencent, e-commerce platform Meituan, and internet retailer Alibaba underperformed.

Relative weight to Japan increased as Japan’s business activity rises, with its yield curve having the most positive spread in years amid gradual monetary policy normalization. Relative weight to the EU decreased as the Fund placed trades to increase the capitalization, liquidity and quality of the portfolio.

Relative weight to Health Care increased as the sector benefits from an accommodative drug-approval environment, aging demographics supporting increased utilization, strong M&A trends and R&D investment to supplant future patent losses. Relative weight to Financials decreased as the Fund sold names with challenged fundamentals and reduced its EU overweight.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FI Institutional Group ESG Stock Fund for Retirement Plans
MSCI ACWI IMI Index
$30,000
$20,000
$10,000
$0
$28,105
$22,612
Dec-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025
Aug-2026

Table Summary
	FI Institutional Group ESG Stock Fund for Retirement Plans	MSCI ACWI IMI Index
Dec-2019	$10,000	$9,999
Aug-2020	$11,580	$10,565
Aug-2021	$15,178	$13,746
Aug-2022	$11,834	$11,514
Aug-2023	$15,069	$13,049
Aug-2024	$19,609	$16,001
Aug-2025	$22,306	$18,481
Aug-2026	$28,105	$22,612

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 13, 2019)
FI Institutional Group ESG Stock Fund for Retirement Plans	26.00%	13.11%	16.63%
MSCI ACWI IMI Index	22.35%	10.47%	12.91%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 851-8845.

Fund Statistics

Table Summary
Net Assets	$421,558
Number of Portfolio Holdings	92
Advisory Fee	$0
Portfolio Turnover	24%

What did the Fund invest in?

Country Weighting (% of net assets)

Table Summary
Value	Value
India	0.2%
South Africa	0.5%
Sweden	0.7%
Italy	0.9%
Australia	0.9%
Norway	1.1%
Canada	2.2%
Germany	2.5%
Spain	2.5%
China	2.7%
Netherlands	2.8%
France	3.3%
Taiwan Province of China	3.7%
Switzerland	5.0%
United Kingdom	5.2%
Japan	7.7%
United States	58.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.7%
Communications	3.4%
Energy	4.6%
Consumer Discretionary	5.1%
Consumer Staples	5.2%
Materials	5.3%
Health Care	14.2%
Industrials	16.2%
Financials	21.4%
Technology	23.8%

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.

FI Institutional Group ESG Stock Fund for Retirement Plans (QDVSX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083126-QDVSX

FI Institutional Group

Fixed Income Fund for Retirement Plans (QDIBX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about FI Institutional Group Fixed Income Fund for Retirement Plans (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group Fixed Income Fund for Retirement Plans	$-	-%

How did the Fund perform during the reporting period?

War, energy and trade developments continue to dominate headlines. While uncertainty regarding the Iran conflict has weighed on sentiment, economic fundamentals have stayed largely fine and corporate earnings remain strong, signaling this bull market has plenty of fundamental support. While early signs of euphoria have emerged, particularly within U.S. Tech and AI, sentiment remains muted elsewhere. This speaks to a bull market that is entering its later stages, but has not yet reached its peak.

The Fund underperformed the ICE BofA U.S. Broad Market Index for the period of September 1, 2025 through August 31, 2026. An overweight to and selection within sovereign bonds was the largest detractor from relative return. Further, an overweight to securitized/collateralized bonds detracted.

During the period, the Fund increased its exposure to sovereign bonds by 39.56% while corporate bond exposure decreased by 24.08%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FI Institutional Group Fixed Income Fund for Retirement Plans
ICE BofA U.S. Broad Market Index
$15,000
$10,000
$5,000
$0
$10,638
$10,508
Dec-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025
Aug-2026

Table Summary
	FI Institutional Group Fixed Income Fund for Retirement Plans	ICE BofA U.S. Broad Market Index
Dec-2019	$10,000	$10,000
Aug-2020	$10,530	$10,676
Aug-2021	$10,780	$10,662
Aug-2022	$9,429	$9,433
Aug-2023	$9,372	$9,309
Aug-2024	$10,161	$9,995
Aug-2025	$10,475	$10,311
Aug-2026	$10,638	$10,508

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 13, 2019)
FI Institutional Group Fixed Income Fund for Retirement Plans	1.56%	-0.27%	0.93%
ICE BofA U.S. Broad Market Index	1.91%	-0.29%	0.74%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 851-8845.

Fund Statistics

Table Summary
Net Assets	$3,190,952
Number of Portfolio Holdings	12
Advisory Fee	$0
Portfolio Turnover	55%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

U.S. Treasury Obligations
84.3%
Exchange-Traded Funds
14.7%
Money Market Funds
0.5%
Other Assets in Excess of Liabilities
0.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.5%
Money Market Funds	0.5%
Exchange-Traded Funds	14.7%
U.S. Treasury Obligations	84.3%

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.

FI Institutional Group Fixed Income Fund for Retirement Plans (QDIBX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083126-QDIBX

FI Institutional Group

Stock Fund for Retirement Plans (QDISX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about FI Institutional Group Stock Fund for Retirement Plans (the "Fund") for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 851-8845.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FI Institutional Group Stock Fund for Retirement Plans	$-	-%

How did the Fund perform during the reporting period?

War, energy and trade developments continue to dominate headlines. While uncertainty regarding the Iran conflict has weighed on sentiment, economic fundamentals have stayed largely fine and corporate earnings remain strong, signaling this bull market has plenty of fundamental support. While early signs of euphoria have emerged, particularly within U.S. Tech and AI, sentiment remains muted elsewhere. This speaks to a bull market that is entering its later stages, but has not yet reached its peak.

The Fund outperformed the MSCI ACWI Investable Markets Index for the period of September 1, 2025 through August 31, 2026. Sector allocation and equity selection contributed to relative return, while country allocation detracted. An overweight to and selection within Metals & Mining was the largest contributor to relative return, driven by Hudbay Minerals, Lundin Mining, and Materion. Additionally, selection within Financials contributed, as banking and financial services companies Banco Bilbao, Morgan Stanley, and Banco Santander outperformed. Conversely, an underweight to and selection within Information Technology was the largest detractor, driven by software companies Oracle, ServiceNow, and SAP SE. Further, an overweight to and selection within China detracted, as internet media company Tencent, e-commerce platform Meituan, and financial services firm CITIC Securities underperformed.

Relative weight to Japan increased as Japan’s business activity rises, with its yield curve having the most positive spread in years amid gradual monetary policy normalization. Relative weight to the EU decreased as the Fund placed trades to increase the capitalization, liquidity and quality of the portfolio.

Relative weight to Health Care increased as the sector benefits from an accommodative drug-approval environment, aging demographics supporting increased utilization, strong M&A trends and R&D investment to supplant future patent losses. Relative weight to Financials decreased as the Fund sold names with challenged fundamentals and reduced its EU overweight.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FI Institutional Group Stock Fund for Retirement Plans
MSCI ACWI IMI Index
$30,000
$20,000
$10,000
$0
$27,713
$22,612
Dec-2019
Aug-2020
Aug-2021
Aug-2022
Aug-2023
Aug-2024
Aug-2025
Aug-2026

Table Summary
	FI Institutional Group Stock Fund for Retirement Plans	MSCI ACWI IMI Index
Dec-2019	$10,000	$9,999
Aug-2020	$11,580	$10,565
Aug-2021	$15,293	$13,746
Aug-2022	$11,844	$11,514
Aug-2023	$14,894	$13,049
Aug-2024	$19,366	$16,001
Aug-2025	$22,377	$18,481
Aug-2026	$27,713	$22,612

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (December 13, 2019)
FI Institutional Group Stock Fund for Retirement Plans	23.85%	12.63%	16.39%
MSCI ACWI IMI Index	22.35%	10.47%	12.91%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 851-8845.

Fund Statistics

Table Summary
Net Assets	$415,787
Number of Portfolio Holdings	101
Advisory Fee	$0
Portfolio Turnover	26%

What did the Fund invest in?

Country Weighting (% of net assets)

Table Summary
Value	Value
India	0.4%
Brazil	0.4%
South Africa	0.5%
Australia	1.2%
Italy	1.2%
Netherlands	1.6%
Korea (Republic of)	1.6%
Spain	2.7%
Canada	2.7%
China	3.0%
Germany	3.2%
Taiwan Province of China	3.4%
Switzerland	3.5%
France	3.9%
United Kingdom	4.1%
Japan	7.9%
United States	58.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.5%
Consumer Staples	3.9%
Communications	4.1%
Materials	4.2%
Energy	4.9%
Consumer Discretionary	5.8%
Health Care	13.5%
Industrials	16.7%
Financials	21.2%
Technology	25.1%

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.

FI Institutional Group Stock Fund for Retirement Plans (QDISX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083126-QDISX

LCAM Strategic Income Fund

(LCMSX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about LCAM Strategic Income Fund (the “Fund”) for the period of March 16, 2026 to August 31, 2026. You can find additional information about the Fund at https://www.loopcapitalfunds.com/strategic-income-fund/. You can also request this information by contacting us at (833) 974-5846.

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LCAM Strategic Income Fund	$23Footnote Reference*	0.50%
Footnote	Description
Footnote*	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.

How did the Fund perform during the reporting period?

For the fiscal period ended August 31, 2026, the Fund returned 3.61% based on net asset value, compared with -0.52% for the Bloomberg U.S. Aggregate Bond Index. Income was the primary contributor to performance. The Fund remained close to fully invested as the portfolio was established, allowing coupon income from its diversified holdings to support returns.

The Fund launched in mid-March amid geopolitical uncertainty and weakness in software-related credits. The latter also pressured the broadly syndicated loan market and widened CLO spreads. The Fund used this dislocation to purchase selected BB- and BBB-rated CLO tranches at attractive yields. Certain BBB-rated positions benefited from subsequent calls or were sold as the loan market recovered, with proceeds redeployed into BB-rated tranches issued by managers with lower exposure to software-related loans.

Corporate-bond selection and trading also contributed to returns. The Fund initially emphasized asset-intensive businesses and limited exposure to companies particularly sensitive to energy and chemical input costs. As geopolitical concerns eased, the Fund replaced several lower-yielding corporate positions with higher-coupon securities. Sales of Radiology Partners, Vital Energy, and Kennedy Wilson following price appreciation produced the Fund’s largest realized gains.

Performance was partially offset by price weakness in a small number of company-specific credits and certain data-center and computing-related issuers. However, these positions continued to generate positive income. Diversification across corporate bonds, CLOs, commercial mortgage-backed securities, asset-backed securities, and emerging-market bonds helped limit the effect of individual detractors.

How has the Fund performed since inception?

Total Return Based on $1,000,000 Investment

Table Summary
	LCAM Strategic Income Fund	Bloomberg U.S. Aggregate Bond Index
Mar-2026	$1,000,000	$1,000,000
Aug-2026	$1,036,053	$994,813

Average Annual Total Returns

Table Summary
Since Inception (March 16, 2026)
LCAM Strategic Income Fund	3.61%
Bloomberg U.S. Aggregate Bond Index	-0.52%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (833) 974-5846.

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Collateralized Loan Obligations
22.2%
Asset Backed Securities
19.5%
Communications
9.9%
Consumer Discretionary
9.2%
Energy
6.9%
Industrials
6.7%
Health Care
5.6%
Financials
5.3%
Consumer Staples
2.9%
Money Market Funds
2.8%
Materials
2.8%
Technology
2.7%
Commercial Mortgage-Backed Securities
1.4%
Utilities
1.4%
Investment Companies
1.3%
Liabilities in Excess of Other Assets
-0.6%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.6%
Investment Companies	1.3%
Utilities	1.4%
Commercial Mortgage-Backed Securities	1.4%
Technology	2.7%
Materials	2.8%
Money Market Funds	2.8%
Consumer Staples	2.9%
Financials	5.3%
Health Care	5.6%
Industrials	6.7%
Energy	6.9%
Consumer Discretionary	9.2%
Communications	9.9%
Asset Backed Securities	19.5%
Collateralized Loan Obligations	22.2%

Fund Statistics

  Net Assets$25,890,072
  Number of Portfolio Holdings67
  Advisory Fee (net of waivers)$0
  Portfolio Turnover12%

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

LCAM Strategic Income Fund

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (https://www.loopcapitalfunds.com/strategic-income-fund/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083126-LCMSX

OneAscent Core Plus Bond ETF

(OACP) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about OneAscent Core Plus Bond ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oacp. You can also request this information by contacting us at (800) 222-8274.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Core Plus Bond ETF	$70	0.69%

How did the Fund perform during the reporting period?

The Fund outperformed relative to the Bloomberg U.S. Aggregate Bond Index for the 12-months ended August 31, 2026, due to both asset allocation and security selection. Treasury bonds contributed negatively to the performance of the Fund, while corporate bonds and Asset-backed bonds provided positive performance over the year.

Asset allocation contributed to positive performance. The Fund's underweight position in treasuries benefited the portfolio as spread product outperformed. The Fund's overweight allocation to Government related, Asset-backed and municipal bonds added value. The Fund also benefited from positive security selection in corporate bonds.

The Fund was positioned with a neutral duration throughout the year and did not experience much performance differential due to duration or yield curve positioning.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

OneAscent Core Plus Bond ETF - NAV
Bloomberg U.S. Aggregate Bond Index
$10,910
$10,580
$10,250
$9,920
$9,590
$9,260
$10,688
$10,577
03/30/22
05/31/22
08/31/22
11/30/22
02/28/23
05/31/23
08/31/23
11/30/23
02/29/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25
11/30/25
02/28/26
05/31/26
08/31/26

Table Summary
	OneAscent Core Plus Bond ETF - NAV	Bloomberg U.S. Aggregate Bond Index
03/30/22	$10,000	$10,000
05/31/22	$9,632	$9,689
08/31/22	$9,477	$9,494
11/30/22	$9,265	$9,296
02/28/23	$9,295	$9,292
05/31/23	$9,459	$9,481
08/31/23	$9,377	$9,381
11/30/23	$9,414	$9,405
02/29/24	$9,650	$9,601
05/31/24	$9,690	$9,605
08/31/24	$10,148	$10,065
11/30/24	$10,172	$10,052
02/28/25	$10,259	$10,159
05/31/25	$10,188	$10,129
08/31/25	$10,488	$10,381
11/30/25	$10,737	$10,625
02/28/26	$10,888	$10,795
05/31/26	$10,747	$10,649
08/31/26	$10,688	$10,577

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (March 30, 2022)
OneAscent Core Plus Bond ETF - NAV	1.91%	1.52%
Bloomberg U.S. Aggregate Bond Index	1.89%	1.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 222-8274 or visit https://investments.oneascent.com for updated performance information.

Fund Statistics

Table Summary
Net Assets	$267,800,593
Number of Portfolio Holdings	285
Advisory Fee (net of waivers)	$1,152,166
Portfolio Turnover	179%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
United States Treasury Note, 5.125%, due 08/15/46	5.3%
United States Treasury Note, 1.250%, due 04/15/31	2.9%
United States Treasury Note, 4.125%, due 08/31/28	2.4%
United States Treasury Note, 5.000%, due 05/15/56	1.9%
Fannie Mae Pool, 5.500%, due 05/1/54	1.6%
United States Treasury Note, 4.625%, due 08/15/36	1.2%
Ginnie Mae II Pool, 3.500%, due 07/20/52	1.1%
Topaz Solar Farms, LLC, 5.750%, due 09/30/39	1.0%
Fannie Mae Pool, 3.000%, due 04/1/52	0.9%
BX Trust, 5.989%, due 05/15/31	0.8%

What did the Fund invest in?

Asset Weighting (% of total investments)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.6%
Collateralized Mortgage Obligations	0.8%
Term Loans	1.3%
Non U.S. Government & Agencies	8.2%
Asset Backed Securities	8.7%
Municipal Bonds	10.5%
U.S. Government & Agencies	31.2%
Corporate Bonds	38.7%

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus which we expect to be available December 29, 2026 at https://investments.oneascent.com/oacp or upon request at (800) 222-8274.

Effective May 27, 2026, the Adviser reduced the expense limitation from 1.00% to 0.67%.

Effective July 31, 2026, Teachers Advisors, LLC ("TAL") merged into Nuveen Asset Management, LLC ("Nuveen") and Nuveen assumed the sub-advisory responsibilities for the Fund under the terms of TAL's sub-advisory agreement. There were no changes to the portfolio investment teams.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oacp), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent Core Plus Bond ETF

Annual Shareholder Report - August 31, 2026

TSR-AR 083126-OACP

OneAscent Emerging Markets ETF

(OAEM) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about OneAscent Emerging Markets ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oaem. You can also request this information by contacting us at (800) 222-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Emerging Markets ETF	$156	1.23%

How did the Fund perform during the reporting period?

The Fund returned 53.30% from 9/1/25 to 8/31/26, compared to 39.25% for the MSCI Emerging Markets Index, an outperformance of more than 14 percentage points driven almost entirely by security selection.

After a difficult year ended 8/31/25, the Fund's positioning in the Korean and Taiwanese technology supply chain paid off decisively. Samsung Electronics Co. Ltd., and SK Hynix, Inc. were by far the two largest contributors as the memory cycle inflected, with GS Holdings Corp., Accton Technology Corp., United Microelectronics Corp., Sinopac Financial Holdings Co. Ltd., Taiwan Semiconductor Manufacturing Co. Ltd., and Grupo Mexico S.A.B. de C.V. rounding out the top contributors.

The largest detractors were index winners the Fund did not own, including MediaTek, Inc., CPFL Energia S.A., Bharat Petroleum Corp. Ltd., MakeMyTrip Ltd., Delta Electronics, Inc., and MercadoLibre, Inc. Cash was also costly in a market that rose sharply.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

OneAscent Emerging Markets ETF - NAV
MSCI Emerging Markets Index
$20,350
$18,280
$16,210
$14,140
$12,070
$10,000
$20,315
$19,554
09/14/22
11/30/22
02/28/23
05/31/23
08/31/23
11/30/23
02/29/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25
11/30/25
02/28/26
05/31/26
08/31/26

Table Summary
	OneAscent Emerging Markets ETF - NAV	MSCI Emerging Markets Index
09/14/22	$10,000	$10,000
11/30/22	$10,376	$10,136
02/28/23	$10,828	$10,083
05/31/23	$11,245	$10,098
08/31/23	$11,177	$10,448
11/30/23	$11,377	$10,562
02/29/24	$11,762	$10,964
05/31/24	$11,681	$11,349
08/31/24	$12,323	$12,023
11/30/24	$11,876	$11,815
02/28/25	$11,930	$12,068
05/31/25	$12,591	$12,829
08/31/25	$13,252	$14,043
11/30/25	$14,208	$15,302
02/28/26	$18,640	$18,097
05/31/26	$20,162	$19,796
08/31/26	$20,315	$19,554

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (September 14, 2022)
OneAscent Emerging Markets ETF - NAV	53.30%	19.59%
MSCI Emerging Markets Index	39.25%	18.44%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 222-8274 or visit https://investments.oneascent.com for updated performance information.

Fund Statistics

Table Summary
Net Assets	$131,392,033
Number of Portfolio Holdings	48
Advisory Fee (net of recoupments)	$782,512
Portfolio Turnover	121%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	12.7%
Samsung Electronics Co. Ltd.	9.8%
SK Hynix, Inc.	5.2%
Grupo Mexico S.A.B. de C.V., Class B	4.1%
SinoPac Financial Holdings Co. Ltd.	3.4%
GS Holdings Corp.	2.9%
Accton Technology Corp.	2.5%
Multi Commodity Exchange of India Ltd.	2.3%
Eva Airways Corp.	2.3%
Promotora y Operadora de Infraestructura S.A.B. de	2.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
36.6%
Financials
22.4%
Industrials
10.9%
Materials
7.8%
Consumer Staples
4.4%
Energy
4.0%
Real Estate
4.0%
Communications
2.1%
Health Care
1.3%
Utilities
0.9%
Other Assets in Excess of Liabilities
5.6%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.6%
Utilities	0.9%
Health Care	1.3%
Communications	2.1%
Real Estate	4.0%
Energy	4.0%
Consumer Staples	4.4%
Materials	7.8%
Industrials	10.9%
Financials	22.4%
Technology	36.6%

Country Weighting (% of net assets)

Taiwan Province Of China
33.6%
India
11.3%
South Korea
9.8%
Korea (Republic of)
9.7%
Mexico
6.3%
Brazil
6.0%
Poland
5.1%
Malaysia
4.5%
Hungary
2.1%
Bermuda
1.9%
Other Countries
4.2%
Other Assets in Excess of Liabilities
5.5%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.5%
Other Countries	4.2%
Bermuda	1.9%
Hungary	2.1%
Malaysia	4.5%
Poland	5.1%
Brazil	6.0%
Mexico	6.3%
Korea (Republic of)	9.7%
South Korea	9.8%
India	11.3%
Taiwan Province Of China	33.6%

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oaem), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent Emerging Markets ETF

Annual Shareholder Report - August 31, 2026

TSR-AR 083126-OAEM

OneAscent Enhanced Small and Mid Cap ETF

(OASC) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about OneAscent Enhanced Small and Mid Cap ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://oneascent.com/investment-solutions/public-markets/etfs/oasc/?scroll=documents. You can also request this information by contacting us at (800) 222-8274.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Enhanced Small and Mid Cap ETF	$72	0.64%

How did the Fund perform during the reporting period?

The Fund returned 23.44% from 9/1/25 to 8/31/26, compared to 20.87% for the Bloomberg US 2500 Total Return Index, outperforming the benchmark by 2.57% in a strong year for small and mid cap stocks.

The Fund changed its strategy on 11/12/25 from a small-cap index strategy to a small and mid-cap (SMID) enhanced index strategy, and the index also changed at the time. Since the strategy change, the Fund has outperformed the new index meaningfully, gaining 23.4% compared to 20.9% for the index.

Sandisk Corp. was the standout contributor to relative performance, with Viavi Solutions, Inc., Royalty Pharma plc, HF Sinclair Corp., Lumentum Holdings Inc., CF Industries Holdings, Inc., Kaiser Aluminum Corp., Coherent Corp., Fastly, Inc., and Avanos Medical, Inc. also adding value. Detractors were led by strong performers the Fund did not own, including Howard Hughes Holdings, Inc., Insulet Corp., Gartner, Inc. and Clearway Energy, Inc. along with owned positions Ralph Lauren Corp. and PTC, Inc.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

OneAscent Enhanced Small and Mid Cap ETF - NAV
S&P 500® Index
S&P SmallCap 600® Index
Bloomberg US 2500 Total Return Index
$14,610
$13,670
$12,730
$11,790
$10,850
$9,910
$14,577
$14,059
$13,943
$13,929
06/12/24
06/30/24
09/30/24
12/31/24
03/31/25
06/30/25
09/30/25
12/31/25
03/31/26
06/30/26
08/31/26

Table Summary
	OneAscent Enhanced Small and Mid Cap ETF - NAV	S&P 500® Index	S&P SmallCap 600® Index	Bloomberg US 2500 Total Return Index
06/12/24	$10,000	$10,000	$10,000	$10,000
06/30/24	$9,992	$10,080	$9,942	$9,916
09/30/24	$11,088	$10,673	$10,949	$10,795
12/31/24	$10,922	$10,930	$10,885	$10,880
03/31/25	$9,913	$10,463	$9,914	$10,067
06/30/25	$10,452	$11,608	$10,399	$10,845
09/30/25	$11,468	$12,551	$11,347	$11,842
12/31/25	$11,877	$12,884	$11,540	$12,060
03/31/26	$12,018	$12,326	$11,946	$12,310
06/30/26	$14,519	$14,199	$14,299	$14,358
08/31/26	$13,929	$14,577	$13,943	$14,059

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (June 12, 2024)
OneAscent Enhanced Small and Mid Cap ETF - NAV	23.44%	16.10%
S&P 500® Index	20.38%	18.51%
S&P SmallCap 600® Index	24.08%	16.16%
Bloomberg US 2500 Total Return Index	20.87%	16.59%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 222-8274 or visit https://investments.oneascent.com for updated performance information.

Fund Statistics

Table Summary
Net Assets	$93,958,589
Number of Portfolio Holdings	151
Advisory Fee (net of waivers)	$209,204
Portfolio Turnover	128%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
New Jersey Resources Corp.	2.4%
Reinsurance Group of America, Inc.	2.3%
Royalty Pharma plc, Class A	2.3%
Hasbro, Inc.	2.1%
Ralph Lauren Corp.	1.8%
CF Industries Holdings, Inc.	1.7%
Affiliated Managers Group, Inc.	1.7%
Watts Water Technologies, Inc., Class A	1.6%
Crown Holdings, Inc.	1.6%
Globus Medical, Inc., Class A	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	9.7%
Real Estate	0.2%
Consumer Staples	1.6%
Utilities	2.4%
Communications	2.8%
Energy	4.5%
Materials	6.3%
Consumer Discretionary	10.0%
Industrials	10.3%
Technology	14.3%
Health Care	14.6%
Financials	23.3%

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus which we expect to be available December 29, 2026 at https://oneascent.com/investment-solutions/public-markets/etfs/oasc/?scroll=documents. or upon request at (800) 222-8274.

Effective November 12, 2025, the Fund's changed its name from "OneAscent Small Cap Core ETF" to "OneAscent Enhanced Small and Mid Cap ETF".  Also effective November 12, 2025, the Fund updated its investment objective to seek to outperform the Bloomberg US 2500 Total Return Index, before deduction of expenses, using an investment universe that is subjected to the OneAscent Values-Based Screening process and revised its 80% investment policy to invest at least 80% of its net assets in equity securities of Small and Mid-Cap Companies.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://oneascent.com/investment-solutions/public-markets/etfs/oasc?scroll=documents), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent Enhanced Small and Mid Cap ETF

Annual Shareholder Report - August 31, 2026

TSR-AR 083126-OASC

OneAscent International Equity ETF

(OAIM) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about OneAscent International Equity ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oaim. You can also request this information by contacting us at (800) 222-8274.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent International Equity ETF	$105	0.93%

How did the Fund perform during the reporting period?

The Fund returned 24.92% from 9/1/25 to 8/31/26, compared to 27.35% for the MSCI ACWI ex-US Index. In a very strong year for international equities, the Fund trailed the index by 2.43%, with security selection accounting for the shortfall while currency effects added modestly.

The largest contributors were led by Seiko Group Corp., SK Hynix, Inc., ASML Holding N.V., and Taiwan Semiconductor Manufacturing Co. Ltd., as international technology and precision-manufacturing names participated fully in the global AI cycle. Motor Oil Hellas Corinth Refineries S.A., Mitsubishi Electric Corp., HSBC Holdings plc, and Subsea 7 S.A. also added meaningfully. Indra Sistemas S.A., a top contributor for a second consecutive year, was sold during the period.

Cash was the single largest drag on relative performance in a sharply rising market. Among owned positions, Constellation Software, Inc. (The) lagged, and several benchmark performers the Fund did not own, including Central Japan Railway Co. and Rakus Co. Ltd., also detracted.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

OneAscent International Equity ETF - NAV
MSCI ACWI ex USA Index
$20,550
$18,440
$16,330
$14,220
$12,110
$10,000
$20,548
$19,733
09/14/22
11/30/22
02/28/23
05/31/23
08/31/23
11/30/23
02/29/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25
11/30/25
02/28/26
05/31/26
08/31/26

Table Summary
	OneAscent International Equity ETF - NAV	MSCI ACWI ex USA Index
09/14/22	$10,000	$10,000
11/30/22	$10,708	$10,519
02/28/23	$11,464	$10,891
05/31/23	$11,786	$10,938
08/31/23	$12,189	$11,357
11/30/23	$11,851	$11,494
02/29/24	$12,791	$12,254
05/31/24	$13,283	$12,770
08/31/24	$13,829	$13,425
11/30/24	$13,623	$12,992
02/28/25	$13,769	$13,436
05/31/25	$15,450	$14,526
08/31/25	$16,449	$15,496
11/30/25	$16,823	$16,374
02/28/26	$19,734	$18,771
05/31/26	$20,099	$19,286
08/31/26	$20,548	$19,733

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (September 14, 2022)
OneAscent International Equity ETF - NAV	24.92%	19.94%
MSCI ACWI ex USA Index	27.35%	18.72%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 222-8274 or visit https://investments.oneascent.com for updated performance information.

Fund Statistics

Table Summary
Net Assets	$389,904,553
Number of Portfolio Holdings	54
Advisory Fee (net of waivers & recoupments)	$2,227,014
Portfolio Turnover	122%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Industrivarden A.B., Class C	6.1%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.2%
SK Hynix, Inc.	4.0%
Credicorp Ltd.	3.8%
Legal & General Group plc	3.5%
Sompo Holdings, Inc.	3.2%
Motor Oil Hellas Corinth Refineries S.A.	2.8%
HSBC Holdings plc	2.7%
Tokyo Century Corp.	2.7%
Otsuka Holdings Co. Ltd.	2.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.2%
Utilities	0.8%
Communications	2.4%
Consumer Discretionary	3.1%
Health Care	3.5%
Consumer Staples	4.5%
Materials	5.4%
Energy	11.6%
Industrials	14.3%
Technology	14.5%
Financials	34.7%

Country Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.2%
Other Countries	20.2%
Spain	3.0%
Bermuda	3.8%
Canada	4.0%
Luxembourg	4.8%
Netherlands	5.2%
Sweden	6.9%
United Kingdom	7.6%
Korea (Republic of)	9.1%
Taiwan Province Of China	9.9%
Japan	20.3%

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's next prospectus which we expect to be available December 29, 2026 at https://investments.oneascent.com/oaim or upon request at (800) 222-8274.

Effective May 27, 2026, the Adviser reduced the expense limitation from 0.95% to 0.89%.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oaim), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent International Equity ETF

Annual Shareholder Report - August 31, 2026

TSR-AR 083126-OAIM

OneAscent Large Cap Core ETF

(OALC) NYSE Arca, Inc.

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about OneAscent Large Cap Core ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://investments.oneascent.com/d/semi-annual-report-oalc. You can also request this information by contacting us at (800) 222-8274.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OneAscent Large Cap Core ETF	$55	0.49%

How did the Fund perform during the reporting period?

The Fund returned 24.39% from 9/1/25 to 8/31/26, compared to 20.38% for the S&P 500 Index. The Fund's outperformance came entirely from security selection. The story of the year was the Fund's positioning in networking, memory, and semiconductor equipment companies that benefited from the continued build out of AI infrastructure. Ciena Corp., Micron Technology, Inc., Corning, Inc., Cisco Systems, Inc., and Dell Technologies, Inc. were the five largest contributors to relative performance, followed by Seagate Technology Holdings plc, Lam Research Corp., Marvell Technology, Inc., Applied Materials, Inc., and Viavi Solutions, Inc. All ten remain holdings of the Fund.

As in prior years, values-based screening keeps the Fund out of several of the index's largest companies, including Apple, Inc. and Meta Platforms, Inc. During the fiscal year ended August 31, 2026, those exclusions drove much of the Fund's relative performance in both directions. This fiscal year they were largely neutral: none of the excluded mega caps ranked among the ten largest positive or negative contributors, as their returns roughly tracked the index. Instead, the smaller technology companies the Fund owns in their place did the heavy lifting- the networking, memory, and semiconductor equipment names above- turning the screen-drive substitution itself into the primary source of this year's outperformance.

Detractors were a mix of owned positions that lagged the market and benchmark winners the Fund did not own.  Eli Lilly & Co., Advanced Micro Devices, Inc., and Home Depot, Inc. (The) were owned positions that underperformed, while Trade Desk, Inc. (The) was among the index's stronger performers not held by the Fund.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

OneAscent Large Cap Core ETF - NAV
S&P 500® Index
$17,620
$15,720
$13,820
$11,920
$10,020
$8,120
$17,583
$17,055
11/15/21
11/30/21
02/28/22
05/31/22
08/31/22
11/30/22
02/28/23
05/31/23
08/31/23
11/30/23
02/29/24
05/31/24
08/31/24
11/30/24
02/28/25
05/31/25
08/31/25
11/30/25
02/28/26
05/31/26
08/31/26

Table Summary
	OneAscent Large Cap Core ETF - NAV	S&P 500® Index
11/15/21	$10,000	$10,000
11/30/21	$9,708	$9,760
02/28/22	$8,989	$9,380
05/31/22	$8,593	$8,896
08/31/22	$8,129	$8,551
11/30/22	$8,589	$8,861
02/28/23	$8,696	$8,659
05/31/23	$8,611	$9,156
08/31/23	$9,387	$9,914
11/30/23	$9,676	$10,087
02/29/24	$10,667	$11,295
05/31/24	$10,937	$11,737
08/31/24	$11,575	$12,605
11/30/24	$12,418	$13,506
02/28/25	$12,248	$13,374
05/31/25	$12,447	$13,324
08/31/25	$13,711	$14,606
11/30/25	$14,409	$15,532
02/28/26	$14,725	$15,647
05/31/26	$16,650	$17,292
08/31/26	$17,055	$17,583

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (November 15, 2021)
OneAscent Large Cap Core ETF - NAV	24.39%	11.79%
S&P 500® Index	20.38%	12.50%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 222-8274 or visit https://investments.oneascent.com for updated performance information.

Fund Statistics

Table Summary
Net Assets	$263,942,350
Number of Portfolio Holdings	211
Advisory Fee (net of waivers)	$624,715
Portfolio Turnover	35%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corp.	8.1%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.9%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.5%
JPMorgan Chase & Co.	1.7%
Micron Technology, Inc.	1.7%
Eli Lilly & Co.	1.6%
Berkshire Hathaway, Inc., Class B	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
40.8%
Financials
10.7%
Consumer Discretionary
10.2%
Communications
9.6%
Industrials
9.5%
Health Care
7.8%
Consumer Staples
4.1%
Energy
2.8%
Utilities
2.3%
Materials
0.8%
Real Estate
0.6%
Other Assets in Excess of Liabilities
0.8%

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Real Estate	0.6%
Materials	0.8%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.1%
Health Care	7.8%
Industrials	9.5%
Communications	9.6%
Consumer Discretionary	10.2%
Financials	10.7%
Technology	40.8%

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://investments.oneascent.com/oalc), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

OneAscent Large Cap Core ETF

Annual Shareholder Report - August 31, 2026

TSR-AR 083126-OALC

Tactical Multi-Purpose Fund

(TMPFX)

Annual Shareholder Report - August 31, 2026

Fund Overview

This annual shareholder report contains important information about Tactical Multi-Purpose Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at https://Inst40ActTSR.com. You can also request this information by contacting us at (800) 550-1071.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tactical Multi-Purpose Fund	$102	1.00%

How did the Fund perform during the reporting period?

The Fund seeks positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets. The Fund is designed to be used by the Adviser to facilitate moving groups of clients into and out of defensive and special situation investments efficiently, based on the Adviser’s perceptions of market risks and opportunities.

During the fiscal year ended August 31, 2026, the Adviser did not take a defensive position; therefore the Fund was limited in size, with its assets invested mostly in T-Bills and cash equivalents. The Fund returned 3.51% during the fiscal year ended August 31, 2026. During the same period, the Fund’s benchmark, the ICE BofA 3-month U.S. Treasury Bill Index, returned 3.74%.

The Fund’s relative underperformance is reflective of its modest investment in T-Bills and elevated cash levels. Underperformance as compared to the index is also in part due to the Fund’s 1.00% expense ratio (the performance of the index does not reflect the deduction of expenses). Due to the size of the investment, the Fund maintained a sizable portion of the investments in cash equivalents to meet expense obligations. However, T-Bills were purchased throughout the period to opportunistically benefit from Federal Reserve changes to short rates. It is anticipated that similar positioning will continue until the Adviser utilizes the Fund for defensive purposes or prevailing short-term interest rates meaningfully change.

No portfolio shifts have been made to the Fund.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Tactical Multi-Purpose Fund
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Treasury Index
ICE BofA 3-Month U.S. Treasury Bill Index
$15,000
$10,000
$5,000
$0
$12,661
$11,767
$11,335
$11,208
03/30/17
08/31/17
08/31/18
08/31/19
08/31/20
08/31/21
08/31/22
08/31/23
08/31/24
08/31/25
08/31/26

Table Summary
	Tactical Multi-Purpose Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Treasury Index	ICE BofA 3-Month U.S. Treasury Bill Index
03/30/17	$10,000	$10,000	$10,000	$10,000
08/31/17	$9,980	$10,292	$10,258	$10,039
08/31/18	$9,930	$10,184	$10,100	$10,192
08/31/19	$9,950	$11,220	$11,148	$10,433
08/31/20	$9,930	$11,947	$11,926	$10,565
08/31/21	$9,840	$11,937	$11,675	$10,573
08/31/22	$9,800	$10,562	$10,414	$10,612
08/31/23	$10,110	$10,436	$10,198	$11,067
08/31/24	$10,567	$11,197	$10,812	$11,677
08/31/25	$10,951	$11,549	$11,073	$12,204
08/31/26	$11,335	$11,767	$11,208	$12,661

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (March 30, 2017)
Tactical Multi-Purpose Fund	3.51%	2.87%	1.34%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.74%
Bloomberg U.S. Treasury Index	1.22%	-0.81%	1.22%
ICE BofA 3-Month U.S. Treasury Bill Index	3.74%	3.67%	2.54%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (800) 550-1071.

Fund Statistics

Table Summary
Net Assets	$28,352
Number of Portfolio Holdings	2
Advisory Fee (net of waivers)	$0
Portfolio Turnover	0%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

U.S. Government & Agencies
94.5%
Money Market Funds
16.9%
Liabilities in Excess of Other Assets
-11.4%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-11.4%
Money Market Funds	16.9%
U.S. Government & Agencies	94.5%

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.

Tactical Multi-Purpose Fund (TMPFX)

Annual Shareholder Report - August 31, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://Inst40ActTSR.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 083126-TMPFX

(b)	Not applicable.

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(a)(2) Freddie Jacobs, Jr. is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Tactical Multi-Purpose Fund:	FY 2026	$8,600
	FY 2025	$8,450

FIIG Retirement Funds:	FY 2026	$68,800
	FY 2025	$65,500

LCAM Strategic Income Fund:	FY 2026	$17,800
	FY 2025	$0

OneAscent Large Cap Core ETF:	FY 2026	$17,200
	FY 2025	$16,400

OneAscent Core Plus Bond ETF:	FY 2026	$17,800
	FY 2025	$16,950

OneAscent Emerging Markets ETF:	FY 2026	$18,300
	FY 2025	$17,450

OneAscent International Equity ETF:	FY 2026	$18,300
	FY 2025	$17,450

OneAscent Small Cap Core ETF:	FY 2026	$17,200
	FY 2025	$16,400

(b)	Audit-Related Fees

Tactical Multi-Purpose Fund:	FY 2026	$0
	FY 2025	$0

FIIG Retirement Funds:	FY 2026	$0
	FY 2025	$0

LCAM Strategic Income Fund:	FY 2026	$0
	FY 2025	$0

OneAscent Large Cap Core ETF:	FY 2026	$0
	FY 2025	$0

OneAscent Core Plus Bond ETF:	FY 2026	$0
	FY 2025	$0

OneAscent Emerging Markets ETF:	FY 2026	$0
	FY 2025	$0

OneAscent International Equity ETF:	FY 2026	$0
	FY 2025	$0

OneAscent Small Cap Core ETF:	FY 2026	$0
	FY 2025	$0

(c)	Tax Fees

Tactical Multi-Purpose Fund:	FY 2026	$3,400
	FY 2025	$3,300

FIIG Retirement Funds:	FY 2026	$13,600
	FY 2025	$13,200

LCAM Strategic Income Fund:	FY 2026	$3,400
	FY 2025	$0

OneAscent Large Cap Core ETF:	FY 2026	$3,400
	FY 2025	$3,300

OneAscent Core Plus Bond ETF:	FY 2026	$3,400
	FY 2025	$3,300

OneAscent Emerging Markets ETF:	FY 2026	$3,400
	FY 2025	$3,300

OneAscent International Equity ETF:	FY 2026	$3,400
	FY 2025	$3,300

OneAscent Small Cap Core ETF:	FY 2026	$3,400
	FY 2025	$3,300

Nature of the fees: Preparation of the 1120 RIC and Excise review

(d)	All Other Fees

Tactical Multi-Purpose Fund:	FY 2026	$0
	FY 2025	$0

FIIG Retirement Funds:	FY 2026	$0
	FY 2025	$0

LCAM Strategic Income Fund:	FY 2026	$0
	FY 2025	$0

OneAscent Large Cap Core ETF:	FY 2026	$0
	FY 2025	$0

OneAscent Core Plus Bond ETF:	FY 2026	$0
	FY 2025	$0

OneAscent Emerging Markets ETF:	FY 2026	$0
	FY 2025	$0

OneAscent International Equity ETF:	FY 2026	$0
	FY 2025	$0

OneAscent Small Cap Core ETF:	FY 2026	$0
	FY 2025	$0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)          During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)          The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2026	$0	$0
FY 2025	$0	$0

(h)          Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Companies.

Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The audit committee consists of Daniel J. Condon, Freddie Jacobs, Jr. and Ronald C. Tritschler.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FI INSTITUTIONAL
GROUP FUND FAMILY

Annual Financial Statements

and Additional Information

August 31, 2026

FI Institutional Group
Stock Fund for Retirement Plans
FI Institutional Group
ESG Stock Fund for Retirement Plans
FI Institutional Group
Fixed Income Fund for Retirement Plans
FI Institutional Group
ESG Fixed Income Fund for Retirement Plans

Fund Adviser:
Fisher Asset Management, LLC
6500 International Parkway, Suite 2050
Plano, Texas 75093
(800) 851-8845

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments
August 31, 2026

COMMON STOCKS — 99.41%	Shares	Fair Value
Australia — 1.15%
Financials — 0.64%
Westpac Banking Corp.	107	$2,650

Materials — 0.51%
Rio Tinto Ltd.	17	2,130

Total Australia		4,780
Brazil — 0.43%
Materials — 0.43%
Vale SA - ADR	118	1,781

Total Brazil		1,781
Canada — 2.68%
Materials — 2.68%
Hudbay Minerals, Inc.	209	5,990
Lundin Mining Corp.	192	5,142
		11,132

Total Canada		11,132
China — 2.98%
Communications — 0.83%
Tencent Holdings Ltd. - ADR	60	3,431

Consumer Discretionary — 0.58%
Alibaba Group Holding Ltd. - ADR	21	2,394

Financials — 1.15%
CITIC Securities Co. Ltd.	755	2,635
Ping An Insurance (Group) Company of China Ltd., H Shares	300	2,164
		4,799
Health Care — 0.42%
3SBio, Inc.	400	823
Sino Biopharmaceutical Ltd. - ADR	41	523
Sino Biopharmaceutical Ltd.	521	362
		1,708

Total China		12,332
France — 3.87%
Consumer Discretionary — 1.27%
Kering SA - ADR	72	2,115
LVMH Moet Hennessy Louis Vuitton SE	6	3,160
		5,275
Energy — 0.74%
TotalEnergies SE	35	3,072
Industrials — 1.86%
Legrand SA	25	3,967

See accompanying notes which are an integral part of these financial statements.

1

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)
August 31, 2026

COMMON STOCKS — 99.41% - continued	Shares	Fair Value
France — 3.87% - continued
Industrials — 1.86% - continued
Schneider Electric SE	11	$3,766
		7,733

Total France		16,080
Germany — 3.22%
Industrials — 2.63%
MTU Aero Engines AG	8	3,273
Siemens AG	23	7,633
		10,906
Technology — 0.59%
SAP SE	11	2,440

Total Germany		13,346
India — 0.37%
Financials — 0.37%
HDFC Bank Ltd. - ADR	68	1,544

Total India		1,544
Italy — 1.23%
Energy — 0.64%
Eni SpA	98	2,654
Financials — 0.59%
Intesa Sanpaolo SpA	311	2,454

Total Italy		5,108
Japan — 7.91%
Consumer Discretionary — 0.47%
Fast Retailing Co. Ltd. - ADR	43	1,936
Financials — 2.80%
Mitsubishi UFJ Financial Group, Inc.	300	6,911
Sumitomo Mitsui Financial Group, Inc. - ADR	183	4,729
		11,640
Industrials — 3.75%
Daifuku Co. Ltd. - ADR	106	1,923
FANUC Corp. - ADR	99	1,862
Mitsubishi Corp.	160	4,811
Mitsubishi Heavy Industries Ltd.	130	3,165
SMC Corp. - ADR	98	2,157
Yaskawa Electric Corp. - ADR	28	1,665
		15,583
Technology — 0.89%
Tokyo Electron Ltd. - ADR	21	3,682

Total Japan		32,841

See accompanying notes which are an integral part of these financial statements.

2

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)
August 31, 2026

COMMON STOCKS — 99.41% - continued	Shares	Fair Value
Korea (Republic of) — 1.65%
Technology — 1.65%
Samsung Electronics Co. Ltd.	36	$6,845

Total Korea (Republic of)		6,845
Netherlands — 1.62%
Technology — 1.62%
ASML Holding NV	4	6,749

Total Netherlands		6,749
South Africa — 0.49%
Financials — 0.49%
Standard Bank Group Ltd.	103	2,033

Total South Africa		2,033
Spain — 2.65%
Consumer Discretionary — 0.99%
Industria de Diseno Textil SA	61	4,111
Financials — 1.66%
Banco Bilbao Vizcaya Argentaria SA	124	3,607
Banco Santander SA	223	3,282
		6,889

Total Spain		11,000
Switzerland — 3.47%
Financials — 2.33%
Swiss Re AG	14	2,435
UBS Group AG	132	7,233
		9,668
Health Care — 1.14%
Novartis AG	31	4,728

Total Switzerland		14,396
Taiwan Province of China — 3.40%
Technology — 3.40%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	34	14,121

Total Taiwan Province of China		14,121
United Kingdom — 4.14%
Energy — 0.93%
Shell PLC	85	3,886
Health Care — 1.94%
AstraZeneca PLC	24	3,893
GSK PLC	165	4,144
		8,037

See accompanying notes which are an integral part of these financial statements.

3

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)
August 31, 2026

COMMON STOCKS — 99.41% - continued	Shares	Fair Value
United Kingdom — 4.14% - continued
Industrials — 1.27%
Rolls-Royce Holdings PLC	257	$5,329

Total United Kingdom		17,252
United States — 58.15%
Communications — 3.30%
Alphabet, Inc., Class A	32	10,859
Meta Platforms, Inc., Class A	5	2,862
		13,721
Consumer Discretionary — 2.51%
Amazon.com, Inc.(a)	25	6,495
Home Depot, Inc. (The)	8	2,623
Starbucks Corp.	13	1,381
		10,499
Consumer Staples — 3.90%
Coca-Cola Co. (The)	67	5,941
Costco Wholesale Corp.	3	2,832
Procter & Gamble Co. (The)	21	3,048
Walmart, Inc.	42	4,404
		16,225
Energy — 2.57%
Chevron Corp.	23	4,741
ExxonMobil Holdings Corp.	37	5,955
		10,696
Financials — 11.15%
American Express Co.	13	4,292
Bank of America Corp.	98	6,070
BlackRock, Inc.	4	4,622
Citigroup, Inc.	41	5,396
Goldman Sachs Group, Inc. (The)	7	7,182
JPMorgan Chase & Co.	23	8,187
Morgan Stanley	32	6,826
Visa, Inc., Class A	10	3,794
		46,369
Health Care — 9.96%
AbbVie, Inc.	10	2,564
Amgen, Inc.	8	3,439
Eli Lilly & Co.	5	5,784
Incyte Corp.(a)	18	2,218
Johnson & Johnson	21	5,583
Merck & Company, Inc.	40	5,909
Pfizer, Inc.	128	3,643
PTC Therapeutics, Inc.(a)	15	1,043
Thermo Fisher Scientific, Inc.	3	1,851
United Therapeutics Corp.(a)	4	2,042
UnitedHealth Group, Inc.	12	4,673

See accompanying notes which are an integral part of these financial statements.

4

FI Institutional Group Stock Fund for Retirement Plans
Schedule of Investments (continued)
August 31, 2026

COMMON STOCKS — 99.41% - continued	Shares	Fair Value
United States — 58.15% - continued
Health Care — 9.96% - continued
Vertex Pharmaceuticals, Inc.(a)	5	$2,723
		41,472
Industrials — 7.20%
AeroVironment, Inc.(a)	17	2,522
Boeing Co. (The)(a)	10	2,078
Cummins, Inc.	10	5,644
Deere & Co.	6	3,929
GE Vernova, Inc.	4	3,594
General Electric Co.	15	5,036
Rockwell Automation, Inc.	9	3,820
RTX Corp.	16	3,324
		29,947
Materials — 0.57%
Materion Corp.	10	2,361
Technology — 16.99%
Advanced Energy Industries, Inc.	6	1,661
Amkor Technology, Inc.	30	1,419
Apple, Inc.	44	13,941
Autodesk, Inc.(a)	7	1,810
Broadcom, Inc.	12	4,444
Cisco Systems, Inc.	63	6,961
Coherent Corp.(a)	7	1,945
Microsoft Corp.	21	10,653
NVIDIA Corp.	75	16,559
Oracle Corp.	31	4,623
Palo Alto Networks, Inc.(a)	10	3,821
Rambus, Inc.(a)	12	1,040
Salesforce, Inc.	7	1,803
		70,680

Total United States		241,970
Total Common Stocks — (Cost $248,426)		413,310
MONEY MARKET FUNDS — 0.47%
First American Government Obligations Fund, Class X, 3.59%(b)	1,967	1,967
Total Money Market Funds (Cost $1,967)		1,967
Total Investments — 99.88% (Cost $250,393)		415,277
Other Assets in Excess of Liabilities — 0.12%		510
NET ASSETS — 100.00%		$415,787

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of August 31, 2026.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

5

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments
August 31, 2026

COMMON STOCKS — 99.20%	Shares	Fair Value
Australia — 0.97%
Financials — 0.63%
Westpac Banking Corp.	107	$2,650
Materials — 0.34%
Fortescue Metals Group Ltd.	113	1,434

Total Australia		4,084
Canada — 2.16%
Materials — 2.16%
Hudbay Minerals, Inc.	158	4,524
Lundin Mining Corp.	171	4,580
		9,104
Total Canada		9,104
China — 2.72%
Communications — 0.80%
Tencent Holdings Ltd. - ADR	59	3,374
Consumer Discretionary — 0.62%
Alibaba Group Holding Ltd. - ADR	23	2,622
Financials — 1.17%
CITIC Securities Co. Ltd.	783	2,733
Ping An Insurance (Group) Company of China Ltd., H Shares	304	2,193
		4,926
Health Care — 0.13%
Sino Biopharmaceutical Ltd. - ADR	42	536

Total China		11,458
France — 3.29%
Consumer Discretionary — 0.94%
Hermes International SA	1	1,837
Kering SA - ADR	72	2,115
		3,952
Energy — 0.73%
Total Energies SE	35	3,072
Industrials — 1.62%
Schneider Electric SE	20	6,847

Total France		13,871
Germany — 2.55%
Industrials — 2.18%
Daimler Truck Holding AG	53	2,882
Siemens AG	19	6,307
		9,189

See accompanying notes which are an integral part of these financial statements.

6

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)
August 31, 2026

COMMON STOCKS — 99.20% - continued	Shares	Fair Value
Germany — 2.55% - continued
Technology — 0.37%
SAP SE	7	$1,553

Total Germany		10,742
India — 0.18%
Financials — 0.18%
HDFC Bank Ltd. - ADR	34	772

Total India		772
Italy — 0.90%
Energy — 0.90%
Eni SpA	140	3,792

Total Italy		3,792
Japan — 7.64%
Consumer Discretionary — 0.46%
Fast Retailing Co. Ltd. - ADR	43	1,936
Financials — 3.01%
Mitsubishi UFJ Financial Group, Inc.	300	6,911
Sumitomo Mitsui Financial Group, Inc. - ADR	224	5,788
		12,699
Industrials — 3.21%
Daifuku Co. Ltd. - ADR	64	1,161
FANUC Corp. - ADR	92	1,731
Hitachi Ltd.	134	4,561
Marubeni Corp.	145	4,473
Yaskawa Electric Corp. - ADR	27	1,605
		13,531
Technology — 0.96%
Tokyo Electron Ltd. - ADR	23	4,033

Total Japan		32,199
Netherlands — 2.80%
Technology — 2.80%
ASML Holding NV	7	11,810

Total Netherlands		11,810
Norway — 1.06%
Energy — 1.06%
Equinor ASA	105	4,488

Total Norway		4,488

See accompanying notes which are an integral part of these financial statements.

7

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)
August 31, 2026

COMMON STOCKS — 99.20% - continued	Shares	Fair Value
South Africa — 0.45%
Financials — 0.45%
Standard Bank Group Ltd. - ADR	96	$1,906

Total South Africa		1,906
Spain — 2.55%
Consumer Discretionary — 0.96%
Industria de Diseno Textil SA	60	4,044

Financials — 1.59%
Banco Bilbao Vizcaya Argentaria SA	122	3,549
Banco Santander SA	215	3,164
		6,713
Total Spain		10,757
Sweden — 0.77%
Industrials — 0.77%
Atlas Copco AB	150	3,227

Total Sweden		3,227
Switzerland — 5.03%
Financials — 2.66%
Swiss Re AG	14	2,435
UBS Group AG	160	8,767
		11,202
Health Care — 1.05%
Novartis AG	29	4,423
Industrials — 1.32%
ABB Ltd.	57	5,572

Total Switzerland		21,197
Taiwan Province of China — 3.75%
Technology — 3.75%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	38	15,783

Total Taiwan Province of China		15,783
United Kingdom — 5.17%
Consumer Staples — 0.36%
Unilever PLC	23	1,497
Energy — 1.87%
BP PLC	525	3,660
Shell PLC	93	4,215
		7,875
Health Care — 0.92%
AstraZeneca PLC	24	3,893

See accompanying notes which are an integral part of these financial statements.

8

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)
August 31, 2026

COMMON STOCKS — 99.20% - continued	Shares	Fair Value
United Kingdom — 5.17% - continued
Materials — 2.02%
Anglo American PLC	48	$2,777
Antofagasta PLC	105	5,745
		8,522
Total United Kingdom		21,787

United States — 57.21%
Communications — 2.56%
Alphabet, Inc., Class A	27	9,163
Netflix, Inc.(a)	20	1,621
		10,784
Consumer Discretionary — 2.10%
Amazon.com, Inc.(a)	24	6,235
Home Depot, Inc. (The)	8	2,623
		8,858
Consumer Staples — 4.83%
Colgate-Palmolive Co.	36	3,234
Costco Wholesale Corp.	5	4,720
PepsiCo, Inc.	30	4,210
Procter & Gamble Co. (The)	27	3,917
Walmart, Inc.	41	4,300
		20,381
Financials — 11.77%
American Express Co.	14	4,622
Bank of America Corp.	88	5,451
BlackRock, Inc.	4	4,622
Citigroup, Inc.	50	6,581
Goldman Sachs Group, Inc. (The)	7	7,182
JPMorgan Chase & Co.	16	5,696
MasterCard, Inc., Class A	5	2,947
Morgan Stanley	32	6,826
Visa, Inc., Class A	15	5,690
		49,617
Health Care — 12.12%
AbbVie, Inc.	17	4,359
Eli Lilly & Co.	10	11,567
Incyte Corp.(a)	24	2,957
Johnson & Johnson	26	6,912
Merck & Company, Inc.	46	6,797
Pfizer, Inc.	113	3,216
PTC Therapeutics, Inc.(a)	30	2,086
Thermo Fisher Scientific, Inc.	4	2,468
United Therapeutics Corp.(a)	5	2,552
UnitedHealth Group, Inc.	14	5,452
Vertex Pharmaceuticals, Inc.(a)	5	2,723
		51,089

See accompanying notes which are an integral part of these financial statements.

9

FI Institutional Group ESG Stock Fund for Retirement Plans
Schedule of Investments (continued)
August 31, 2026

COMMON STOCKS — 99.20% - continued	Shares	Fair Value
United States — 57.21% - continued
Industrials — 7.09%
Cummins, Inc.	11	$6,208
Deere & Co.	9	5,894
GE Vernova, Inc.	4	3,594
Howmet Aerospace, Inc.	18	4,409
Rockwell Automation, Inc.	14	5,942
Xylem, Inc.	35	3,854
		29,901
Materials — 0.81%
New Linde PLC	7	3,427
Technology — 15.93%
Apple, Inc.	42	13,307
Autodesk, Inc.(a)	8	2,068
Broadcom, Inc.	13	4,814
Cisco Systems, Inc.	71	7,845
Microsoft Corp.	21	10,654
NVIDIA Corp.	71	15,675
Oracle Corp.	29	4,324
Palo Alto Networks, Inc.(a)	11	4,203
Salesforce, Inc.	8	2,060
ServiceNow, Inc.(a)	15	2,220
		67,170

Total United States		241,227
Total Common Stocks — (Cost $248,308)		418,204
MONEY MARKET FUNDS — 0.71%
First American Government Obligations Fund, Class X, 3.59%(b)	2,994	2,994
Total Money Market Funds (Cost $2,994)		2,994

Total Investments — 99.91% (Cost $251,302)		421,198
Other Assets in Excess of Liabilities — 0.09%		360
NET ASSETS — 100.00%		$421,558

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of August 31, 2026.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

10

FI Institutional Group Fixed Income Fund for Retirement Plans
Schedule of Investments
August 31, 2026

	Principal
U.S. GOVERNMENT & AGENCIES — 84.29%	Amount	Fair Value
United States Treasury Note, 2.63%, 2/15/2029	$616,100	$590,999
United States Treasury Note, 4.00%, 5/31/2030	299,000	294,281
United States Treasury Note, 4.00%, 1/31/2031	111,000	108,828
United States Treasury Note, 4.50%, 11/15/2033	291,000	288,528
United States Treasury Note, 4.50%, 2/15/2036	581,000	574,577
United States Treasury Note, 4.50%, 5/15/2038	149,000	145,194
United States Treasury Note, 4.63%, 2/15/2040	93,000	89,974
United States Treasury Note, 1.25%, 5/15/2050	352,000	159,438
United States Treasury Note, 1.38%, 8/15/2050	338,000	157,586
United States Treasury Note, 1.63%, 11/15/2050	564,000	280,479

Total U.S. Government & Agencies (Cost $2,850,796)		2,689,884

EXCHANGE-TRADED FUNDS — 14.69%	Shares
iShares MBS ETF	5,034	468,665
Total Exchange-Traded Funds (Cost $458,838)		468,665
MONEY MARKET FUNDS — 0.52%
First American Government Obligations Fund, Class X, 3.59%(a)	16,444	16,444
Total Money Market Funds (Cost $16,444)		16,444

Total Investments — 99.50% (Cost $3,326,078)		3,174,993
Other Assets in Excess of Liabilities — 0.50%		15,959
NET ASSETS — 100.00%		$3,190,952

(a)	Rate disclosed is the seven day effective yield as of August 31, 2026.

See accompanying notes which are an integral part of these financial statements.

11

FI Institutional Group ESG Fixed Income Fund for Retirement Plans
Schedule of Investments
August 31, 2026

	Principal
U.S. GOVERNMENT & AGENCIES — 83.30%	Amount	Fair Value
United States Treasury Note, 2.63%, 2/15/2029	$570,700	$547,448
United States Treasury Note, 4.00%, 5/31/2030	300,000	295,266
United States Treasury Note, 4.00%, 1/31/2031	93,000	91,180
United States Treasury Note, 4.13%, 7/31/2031	40,000	39,322
United States Treasury Note, 4.50%, 11/15/2033	292,000	289,519
United States Treasury Note, 4.50%, 2/15/2036	557,000	550,842
United States Treasury Note, 4.50%, 5/15/2038	147,000	143,245
United States Treasury Note, 4.63%, 2/15/2040	92,000	89,006
United States Treasury Note, 1.25%, 5/15/2050	349,000	158,079
United States Treasury Note, 1.38%, 8/15/2050	335,000	156,187
United States Treasury Note, 1.63%, 11/15/2050	552,000	274,512

Total U.S. Government & Agencies (Cost $2,794,179)		2,634,606

EXCHANGE-TRADED FUNDS — 15.68%	Shares
iShares MBS ETF	5,325	495,758
Total Exchange-Traded Funds (Cost $485,215)		495,758
MONEY MARKET FUNDS — 0.52%
First American Government Obligations Fund, Class X, 3.59%(a)	16,438	16,438
Total Money Market Funds (Cost $16,438)		16,438

Total Investments — 99.50% (Cost $3,295,832)		3,146,802
Other Assets in Excess of Liabilities — 0.50%		15,852
NET ASSETS — 100.00%		$3,162,654

(a)	Rate disclosed is the seven day effective yield as of August 31, 2026.

See accompanying notes which are an integral part of these financial statements.

12

FI Institutional Group Fund Family
Statements of Assets and Liabilities
August 31, 2026

	FI Institutional Group
				ESG Fixed
	Stock	ESG Stock	Fixed Income	Income
	Fund for	Fund for	Fund for	Fund for
	Retirement	Retirement	Retirement	Retirement
	Plans	Plans	Plans	Plans
Assets
Investments in securities at value (cost $250,393, $251,302, $3,326,078 and $3,295,832, respectively)	$415,277	$421,198	$3,174,993	$3,146,802
Dividends and interest receivable	510	360	15,959	15,852
Total Assets	415,787	421,558	3,190,952	3,162,654
Net Assets	$415,787	$421,558	$3,190,952	$3,162,654
Net Assets consist of:
Paid-in capital	$223,310	$226,185	$3,537,607	$3,533,311
Accumulated earnings (deficit)	192,477	195,373	(346,655)	(370,657)
Net Assets	$415,787	$421,558	$3,190,952	$3,162,654
Shares outstanding (unlimited number of shares authorized, no par value)	19,371	19,535	358,997	358,933
Net asset value and offering price per share	$21.46	$21.58	$8.89	$8.81

See accompanying notes which are an integral part of these financial statements.

13

FI Institutional Group Fund Family
Statements of Operations
For the Year Ended August 31, 2026

	FI Institutional Group
				ESG Fixed
	Stock	ESG Stock	Fixed Income	Income
	Fund for	Fund for	Fund for	Fund for
	Retirement	Retirement	Retirement	Retirement
	Plans	Plans	Plans	Plans
Investment Income
Dividend income	$7,062	$7,621	$25,436	$26,567
Interest income	90	173	87,949	86,058
Foreign dividend taxes withheld	(808)	(931)	—	—
Total investment income	6,344	6,863	113,385	112,625
Net investment income	6,344	6,863	113,385	112,625
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities transactions	23,209	20,861	(153,796)	(152,839)
Net realized loss on foreign currency translations	(18)	(45)	—	—
Net change in unrealized appreciation of investment securities and foreign currency translations	50,596	59,333	88,093	87,762
Net realized and change in unrealized gain (loss) on investments and foreign currency	73,787	80,149	(65,703)	(65,077)
Net increase in net assets resulting from operations	$80,131	$87,012	$47,682	$47,548

See accompanying notes which are an integral part of these financial statements.

14

FI Institutional Group Fund Family
Statements of Changes in Net Assets

	FI Institutional Group Stock		FI Institutional Group ESG Stock Fund for Retirement
	Fund for Retirement Plans		Plans
	For the Year	For the Year	For the Year	For the Year
	Ended August	Ended August	Ended August	Ended August
	31, 2026	31, 2025	31, 2026	31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$6,344	$4,987	$6,863	$5,439
Net realized gain on investment securities transactions and foreign currency translations	23,191	35,625	20,816	34,816
Net change in unrealized appreciation of investment securities and foreign currency translations	50,596	4,569	59,333	161
Net increase in net assets resulting from operations	80,131	45,181	87,012	40,416
Distributions From:
Earnings	(41,216)	(11,375)	(40,964)	(13,735)
Total distributions	(41,216)	(11,375)	(40,964)	(13,735)
Capital Transactions
Reinvestment of distributions	41,216	11,375	40,964	13,735
Net increase in net assets resulting from capital transactions	41,216	11,375	40,964	13,735
Total Increase in Net Assets	80,131	45,181	87,012	40,416
Net Assets
Beginning of year	335,656	290,475	334,546	294,130
End of year	$415,787	$335,656	$421,558	$334,546
Share Transactions
Shares issued in reinvestment of distributions	2,194	663	2,172	810
Net increase in shares outstanding	2,194	663	2,172	810

See accompanying notes which are an integral part of these financial statements.

15

FI Institutional Group Fund Family
Statements of Changes in Net Assets (continued)

	FI Institutional Group Fixed		FI Institutional Group ESG
	Income Fund for Retirement		Fixed Income Fund for
	Plans		Retirement Plans
	For the Year	For the Year	For the Year	For the Year
	Ended August	Ended August	Ended August	Ended August
	31, 2026	31, 2025	31, 2026	31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$113,385	$105,850	$112,625	$104,963
Net realized gain (loss) on investment securities transactions and foreign currency translations	(153,796)	230	(152,839)	(4,767)
Net change in unrealized appreciation (depreciation) of investment securities and foreign currency translations	88,093	(10,689)	87,762	(5,601)
Net increase in net assets resulting from operations	47,682	95,391	47,548	94,595
Distributions From:
Earnings	(108,322)	(101,936)	(107,566)	(100,293)
Total distributions	(108,322)	(101,936)	(107,566)	(100,293)
Capital Transactions
Reinvestment of distributions	108,322	101,936	107,566	100,293
Net increase in net assets resulting from capital transactions	108,322	101,936	107,566	100,293
Total Increase in Net Assets	47,682	95,391	47,548	94,595
Net Assets
Beginning of year	3,143,270	3,047,879	3,115,106	3,020,511
End of year	$3,190,952	$3,143,270	$3,162,654	$3,115,106
Share Transactions
Shares issued in reinvestment of distributions	12,144	11,867	12,168	11,786
Net increase in shares outstanding	12,144	11,867	12,168	11,786

See accompanying notes which are an integral part of these financial statements.

16

FI Institutional Group Stock Fund for Retirement Plans
Financial Highlights

(For a share outstanding during each year)

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023	2022
Selected Per Share Data:
Net asset value, beginning of year	$19.54	$17.59	$14.28	$11.57	$15.11
Investment operations:
Net investment income	0.34	0.30	0.25	0.19	0.18
Net realized and unrealized gain (loss)	3.98	2.34	3.86	2.73	(3.55)
Total from investment operations	4.32	2.64	4.11	2.92	(3.37)
Less distributions to shareholders from:
Net investment income	(0.34)	(0.26)	(0.22)	(0.18)	(0.17)
Net realized gains	(2.06)	(0.43)	(0.58)	(0.03)	—
Total distributions	(2.40)	(0.69)	(0.80)	(0.21)	(0.17)
Net asset value, end of year	$21.46	$19.54	$17.59	$14.28	$11.57
Total Return(a)	23.85%	15.55%	30.02%	25.75%	(22.55)%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$416	$336	$290	$223	$178
Ratio of net investment income to average net assets	1.67%	1.66%	1.64%	1.56%	1.37%
Portfolio turnover rate	26%	25%	9%	25%	11%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

17

FI Institutional Group ESG Stock Fund for Retirement Plans
Financial Highlights

(For a share outstanding during each year)

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023	2022
Selected Per Share Data:
Net asset value, beginning of year	$19.27	$17.77	$14.48	$11.56	$14.98
Investment operations:
Net investment income	0.37	0.32	0.28	0.20	0.19
Net realized and unrealized gain (loss)	4.30	2.01	3.90	2.91	(3.45)
Total from investment operations	4.67	2.33	4.18	3.11	(3.26)
Less distributions to shareholders from:
Net investment income	(0.37)	(0.28)	(0.25)	(0.19)	(0.16)
Net realized gains	(1.99)	(0.55)	(0.64)	—	—
Total distributions	(2.36)	(0.83)	(0.89)	(0.19)	(0.16)
Net asset value, end of year	$21.58	$19.27	$17.77	$14.48	$11.56
Total Return(a)	26.00%	13.75%	30.13%	27.34%	(22.03)%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$422	$335	$294	$226	$177
Ratio of net investment income to average net assets	1.79%	1.80%	1.78%	1.56%	1.37%
Portfolio turnover rate	24%	23%	9%	30%	10%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

18

FI Institutional Group Fixed Income Fund for Retirement Plans
Financial Highlights

(For a share outstanding during each year)

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023	2022
Selected Per Share Data:
Net asset value, beginning of year	$9.06	$9.10	$8.70	$8.97	$10.44
Investment operations:
Net investment income	0.32	0.30	0.31	0.28	0.18
Net realized and unrealized gain (loss)	(0.18)	(0.04)	0.41	(0.34)	(1.47)
Total from investment operations	0.14	0.26	0.72	(0.06)	(1.29)
Less distributions to shareholders from:
Net investment income	(0.31)	(0.30)	(0.32)	(0.21)	(0.18)
Net realized gains	—	—	—	—	— (a)
Total distributions	(0.31)	(0.30)	(0.32)	(0.21)	(0.18)
Net asset value, end of year	$8.89	$9.06	$9.10	$8.70	$8.97
Total Return(b)	1.56%	3.09%	8.42%	(0.60)%	(12.54)%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$3,191	$3,143	$3,048	$2,812	$2,828
Ratio of net investment income to average net assets	3.54%	3.47%	3.59%	3.30%	1.89%
Portfolio turnover rate	55%	14%	28%	14%	32%

(a)	Rounds to less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

19

FI Institutional Group ESG Fixed Income Fund for Retirement Plans
Financial Highlights

(For a share outstanding during each year)

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023	2022
Selected Per Share Data:
Net asset value, beginning of year	$8.98	$9.02	$8.64	$8.92	$10.41
Investment operations:
Net investment income	0.32	0.31	0.31	0.29	0.18
Net realized and unrealized gain (loss)	(0.18)	(0.05)	0.39	(0.35)	(1.50)
Total from investment operations	0.14	0.26	0.70	(0.06)	(1.32)
Less distributions to shareholders from:
Net investment income	(0.31)	(0.30)	(0.32)	(0.22)	(0.17)
Net realized gains	—	—	—	—	— (a)
Total distributions	(0.31)	(0.30)	(0.32)	(0.22)	(0.17)
Net asset value, end of year	$8.81	$8.98	$9.02	$8.64	$8.92
Total Return(b)	1.55%	3.06%	8.23%	(0.69)%	(12.85)%
Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$3,163	$3,115	$3,021	$2,792	$2,812
Ratio of net investment income to average net assets	3.55%	3.48%	3.60%	3.31%	1.88%
Portfolio turnover rate	55%	15%	29%	14%	33%

(a)	Rounds to less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

20

FI Institutional Group Fund Family
Notes to the Financial Statements
August 31, 2026

NOTE 1. ORGANIZATION

FI Institutional Group Stock Fund for Retirement Plans (the “Stock Fund”), FI Institutional Group ESG Stock Fund for Retirement Plans (the “ESG Stock Fund”), FI Institutional Group Fixed Income Fund for Retirement Plans (the “Fixed Income Fund”) and FI Institutional Group ESG Fixed Income Fund for Retirement Plans (the “ESG Fixed Income Fund”) (each a “Fund” and collectively the “Funds”) were each registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on November 12, 2018. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The Funds commenced operations on December 13, 2019. The investment adviser to the Funds is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Stock Fund and ESG Stock Fund is to seek to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Market Index. The investment objective of the Fixed Income Fund and ESG Fixed Income Fund is to seek to outperform, net of fees and expenses, the return of the ICE BofA U.S. Broad Market Index.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is the President and Principal Executive Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Funds, using the information presented in the financial statements and financial highlights.

21

FI Institutional Group Fund Family
Notes to the Financial Statements (continued)
August 31, 2026

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

The Funds have adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. For the fiscal year ended August 31, 2026, federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Funds was immaterial.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The net change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially

22

FI Institutional Group Fund Family
Notes to the Financial Statements (continued)
August 31, 2026

all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the fiscal year ended August 31, 2026, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year ended August 31, 2026, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

23

FI Institutional Group Fund Family
Notes to the Financial Statements (continued)
August 31, 2026

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

24

FI Institutional Group Fund Family
Notes to the Financial Statements (continued)
August 31, 2026

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

With respect to foreign equity securities that are principally traded on a market outside the United States, the Board has approved the utilization of an independent fair value pricing service to evaluate the effect of market fluctuations on these securities after the close of trading in that foreign market. To the extent that securities are valued using this service, they will be classified as Level 2 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined

25

FI Institutional Group Fund Family
Notes to the Financial Statements (continued)
August 31, 2026

by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that a Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2026:

Stock Fund		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$412,787	$523	$—	$413,310
Money Market Funds	1,967	—	—	1,967
Total	$414,754	$523	$—	$415,277

ESG Stock Fund		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$417,668	$536	$—	$418,204
Money Market Funds	2,994	—	—	2,994
Total	$420,662	$536	$—	$421,198

26

FI Institutional Group Fund Family
Notes to the Financial Statements (continued)
August 31, 2026

Fixed Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies(a)	$—	$2,689,884	$—	$2,689,884
Exchange-Traded Funds	468,665	—	—	468,665
Money Market Funds	16,444	—	—	16,444
Total	$485,109	$2,689,884	$—	$3,174,993

ESG Fixed Income Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies(a)	$—	$2,634,606	$—	$2,634,606
Exchange-Traded Funds	495,758	—	—	495,758
Money Market Funds	16,438	—	—	16,438
Total	$512,196	$2,634,606	$—	$3,146,802

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Funds, manages the Funds’ investments. The Adviser pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds’ expenses, except those specified above, are paid by the Adviser. The Funds are available only to eligible retirement plans receiving the Adviser’s managed account or other services. The Funds do not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser’s services and also pay fees to record keepers and administrators.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to

27

FI Institutional Group Fund Family
Notes to the Financial Statements (continued)
August 31, 2026

a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. INVESTMENT TRANSACTIONS

For the fiscal year ended August 31, 2026, purchases and sales of investment securities, other than short-term investments, were as follows:

		ESG Stock	Fixed Income	ESG Fixed
	Stock Fund	Fund	Fund	Income Fund
Purchases	$106,102	$96,908	$—	$—
Sales	99,520	91,045	1,235,358	1,231,164
U.S. Government Purchases	—	—	1,836,915	1,824,167
U.S. Government Sales	—	—	481,595	473,700

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of August 31, 2026, the Adviser owned 100% of outstanding shares of each of the Stock Fund, ESG Stock Fund, Fixed Income Fund and ESG Fixed Income Fund. As a result, the Adviser may be deemed to control each Fund.

28

FI Institutional Group Fund Family
Notes to the Financial Statements (continued)
August 31, 2026

NOTE 7. FEDERAL TAX INFORMATION

At August 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

		ESG Stock	Fixed Income	ESG Fixed
	Stock Fund	Fund	Fund	Income Fund
Gross unrealized appreciation	$172,771	$176,283	$9,863	$10,578
Gross unrealized depreciation	(7,888)	(6,387)	(160,912)	(159,572)
Net unrealized appreciation (depreciation) on investments	164,883	169,896	(151,049)	(148,994)
Tax cost of investments	$250,394	$251,302	$3,326,043	$3,295,797

The tax character of distributions paid for the fiscal years ended August 31, 2026 and August 31, 2025 were as follows:

	Stock Fund		ESG Stock Fund
	2026	2025	2026	2025
Distributions paid from:
Ordinary income(a)	$5,761	$4,310	$6,605	$4,704
Long-term capital gains	35,455	7,066	34,359	9,031
Total distributions paid	$41,216	$11,376	$40,964	$13,735

	Fixed Income Fund		ESG Fixed Income Fund
	2026	2025	2026	2025
Distributions paid from:
Ordinary income(a)	$108,322	$101,936	$107,566	$100,293
Total distributions paid	$108,322	$101,936	$107,566	$100,293

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

		ESG Stock	Fixed Income	ESG Fixed
	Stock Fund	Fund	Fund	Income Fund
Undistributed ordinary income	$4,417	$4,619	$73,556	$72,975
Undistributed long-term capital gains	23,177	20,858	—	—
Accumulated capital and other losses	—	—	(269,161)	(294,637)
Unrealized appreciation (depreciation) on investments	164,883	169,896	(151,050)	(148,995)
Total accumulated earnings (deficit)	$192,477	$195,373	$(346,655)	$(370,657)

29

FI Institutional Group Fund Family
Notes to the Financial Statements (continued)
August 31, 2026

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to C Corporation return of capital basis adjustments and wash sales.

As of August 31, 2026, the Fixed Income Fund had short-term capital loss carryforwards of $737 and accumulated long-term capital loss carryforwards of $268,424 and ESG Fixed Income Fund had short-term capital loss carryforwards of $1,130 and accumulated long-term capital loss carryforwards of $293,507. Capital loss carryforwards are not subject to expiration.

NOTE 8. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of a Fund than would be the case if a Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of a Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of August 31, 2026, Stock Fund had 25.14% of the value of its net assets invested in stocks within the Technology sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

30

Report of Independent Registered Public Accounting Firm

To the Shareholders of FI Institutional Group Fund Family and

Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of FI Institutional Group Stock Fund for Retirement Plans, FI Institutional Group ESG Stock Fund for Retirement Plans, FI Institutional Group Fixed Income Fund for Retirement Plans and FI Institutional Group ESG Fixed Income Fund for Retirement Plans (the “Funds”), each a series of Unified Series Trust, as of August 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Fisher Asset Management, LLC since 2017.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 30, 2026

31

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

		ESG Stock	Fixed Income	ESG Fixed
	Stock Fund	Fund	Fund	Income Fund
Qualified Dividend Income	91.29%	85.41%	—%	—%

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

		ESG Stock	Fixed Income	ESG Fixed
	Stock Fund	Fund	Fund	Income Fund
Qualified Business Income	—%	—%	—%	—%

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2026 ordinary income dividends, the following percentage qualifies for the corporate dividends received deduction.

		ESG Stock	Fixed Income	ESG Fixed
	Stock Fund	Fund	Fund	Income Fund
Dividends Received Deduction	45.43%	35.65%	—%	—%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

		ESG Stock	Fixed Income	ESG Fixed
	Stock Fund	Fund	Fund	Income Fund
Long-Term Capital Gains Distributions	$35,454	$34,359	$—	$—

32

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

33

LCAM STRATEGIC INCOME FUND

ANNUAL FINANCIAL STATEMENTS
AND ADDITIONAL INFORMATION
AUGUST 31, 2026

Fund Adviser:
Loop Capital Asset Management – TCH, LLC
1001 Brickell Bay Drive, Suite 2100
Miami, FL 33131
1-305-379-2100
www.loopcapitalfunds.com

LCAM Strategic Income Fund
Schedule of Investments
August 31, 2026
	Principal	Fair
ASSET BACKED SECURITIES — 19.5%	Amount	Value
BANK 2017-BNK8, 4.088%, 11/15/50 (b)	$500,000	$436,751
CFCRE Commercial Mortgage Trust 2016-C3, 3.052%, 01/10/48 (a)	91,042	88,162
Freddie Mac MSCR Trust, 7.943%, 06/25/46 (TSFR30AVG + 425BPS) (a)(b)	500,000	503,537
JPMBB Commercial Mortgage Securities Trust 2014-C18, 4.510%, 02/15/47 (a)(b)	500,000	459,813
JPMDB Commercial Mortgage Securities Trust 2016-C2, 3.990%, 06/15/49	500,000	443,713
LSTAR Commercial Mortgage Trust 2017-5, 4.825%, 03/10/50 (a)	500,000	472,691
MC Aviation 2026-1 Ltd., 6.604%, 08/15/51 (a)	348,177	345,498
MetroNet Infrastructure Issuer LLC, 7.100%, 04/20/56 (a)	500,000	496,985
SLR Equipment Finance 2026-1 LLC, 8.220%, 04/17/34 (a)	500,000	507,705
Wells Fargo Commercial Mortgage Trust 2015-SG1, 4.288%, 09/15/48 (b)	356,213	343,617
Wells Fargo Commercial Mortgage Trust 2017-RC1, 3.250%, 01/15/60 (a)	500,000	468,674
WFRBS Commercial Mortgage Trust 2013-C15, 4.148%, 08/15/46 (b)	500,000	464,990
Total Asset Backed Securities (Cost $5,014,624)		5,032,136

COLLATERALIZED LOAN OBLIGATIONS — 22.2%
AIMCO CLO 16 Ltd., 8.713%, 07/17/39 (TSFR3M + 490BPS) (a)(b)	500,000	503,203
AIMCO CLO 17 Ltd., 7.943%, 07/20/39 (TSFR3M + 495BPS) (a)(b)	500,000	501,285
Diameter Capital CLO 6 Ltd., 9.753% (TSFR3M + 600BPS), 04/15/39 (a)(b)	375,000	380,874
Diameter Capital CLO 7 Ltd., 8.979% (TSFR3M + 525BPS), 07/20/39 (a)(b)	375,000	376,392
Diameter Capital CLO 14 Ltd., 8.663%, 07/20/39 (TSFR3M + 490BPS) (a)(b)	500,000	503,300
GoldenTree Loan Management US CLO 19 Ltd., 7.979% (TSFR3M + 425BPS), 07/20/39 (a)(b)	500,000	498,355
GoldenTree Loan Management US CLO 22 Ltd., 8.979%, 10/20/37 (TSFR3M + 525BPS) (a)(b)	500,000	501,359
GoldenTree Loan Management US CLO 30 Ltd., 0.000% (TSFR3M + 495BPS), 07/20/39 (a)(b)	500,000	503,374
OCP CLO 2020-20 Ltd., 10.279% (TSFR3M + 655BPS), 04/18/37 (a)(b)	500,000	492,236
OCP CLO 2026-50 Ltd., 8.670% (TSFR3M + 500BPS), 07/15/39 (a)(b)	500,000	505,029

See accompanying notes which are an integral part of these financial statements.

1

LCAM Strategic Income Fund
Schedule of Investments
August 31, 2026 (Continued)
	Principal	Fair
COLLATERALIZED LOAN OBLIGATIONS — 22.2% (CONTINUED)	Amount	Value
Silver Point CLO 9 Ltd., 10.653%, 03/31/38 (TSFR3M + 690BPS) (a)(b)	$500,000	$474,596
Silver Point CLO 18 Ltd., 0.000%, 07/15/39 (TSFR3M + 600BPS) (a)(b)	500,000	501,402
Total Collateralized Loan Obligations (Cost $5,701,680)		5,741,405

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C16, 4.564%, 06/15/47 (a)(b)	389,407	372,854
Total Commercial Mortgage-Backed Securities
(Cost $359,589)		372,854

CORPORATE BONDS — 54.7%
Asset Management — 1.3%
Icahn Enterprises LP, 10.000%, 11/15/29 (a)	350,000	339,651

Automotive — 2.5%
American Axle & Manufacturing, Inc., 7.750%, 10/15/33 (a)	350,000	351,849
Goodyear Tire & Rubber Co./The, 8.875%, 07/15/32	300,000	306,086
		657,935
Cable & Satellite — 1.2%
Block Communications, Inc., 10.250%, 03/01/31 (a)	350,000	304,846

Electric Utilities — 1.4%
COX Asset Mexico SA de CV, 7.125%, 01/08/32 (a)	350,000	351,647

Electrical Equipment — 1.3%
BWX Technologies, Inc., 4.125%, 04/15/29 (a)	350,000	340,213

Entertainment Content — 2.4%
Oak-Eagle AcquireCo, Inc., 8.750%, 07/01/34 (a)	250,000	265,488
Paramount Global, 7.875%, 07/30/30	350,000	368,295
		633,783
Food — 2.9%
Grupo Nutresa SA, 9.000%, 05/12/35 (a)	350,000	390,492
Industrial F&B Investments III, Inc., 7.750%, 02/11/33 (a)	350,000	354,296
		744,788

See accompanying notes which are an integral part of these financial statements.

2

LCAM Strategic Income Fund
Schedule of Investments
August 31, 2026 (Continued)
	Principal	Fair
CORPORATE BONDS — 54.7% (CONTINUED)	Amount	Value
Health Care Facilities & Services — 5.6%
Global Medical Response, Inc., 7.375%, 10/01/32 (a)	$350,000	$362,163
LifePoint Health, Inc., 10.000%, 06/01/32 (a)	350,000	339,265
National Mentor Holdings, Inc., 10.500%, 12/15/30 (a)	350,000	372,840
Prime Healthcare Services, Inc., 9.375%, 09/01/29 (a)	350,000	363,181
		1,437,449
Home Construction — 1.4%
Masterbrand, Inc., 7.000%, 07/15/32 (a)	350,000	350,074

Insurance — 1.2%
Asurion LLC and Asurion Co-Issuer, Inc., 8.375%, 02/01/34 (a)	350,000	316,132

Investment Companies — 1.3%
Ares Capital Corp., 5.800%, 03/08/32	350,000	344,960

Leisure Facilities & Services — 2.6%
Flutter Treasury DAC, 5.875%, 06/04/31 (a)	350,000	344,185
NCL Corp. Ltd, 5.875%, 01/15/31 (a)	350,000	335,895
		680,080
Machinery — 1.4%
Columbus McKinnon Corp., 7.125%, 02/01/33 (a)	350,000	354,370

Metals & Mining — 2.8%
First Quantum Minerals Ltd., 7.250%, 02/15/34 (a)	350,000	359,346
Samarco Mineracao SA, 9.000%, 06/30/31 (a)(b)	358,805	363,035
		722,381
Oil & Gas Producers — 5.5%
Comstock Resources, Inc., 6.750%, 03/01/29 (a)	350,000	347,291
Ecopetrol SA, 7.750%, 02/01/32	350,000	361,899
Genesis Energy LP / Genesis Energy Finance Corp., 6.750%, 03/15/34	350,000	352,520
Venture Global LNG, Inc., 8.375%, 06/01/31 (a)	350,000	364,086
		1,425,796
Oil & Gas Services & Equipment — 1.4%
SESI LLC, 7.875%, 09/30/30 (a)	350,000	358,892

Publishing & Broadcasting — 1.4%
Gray Media, Inc., 9.625%, 07/15/32 (a)	350,000	359,511

See accompanying notes which are an integral part of these financial statements.

3

LCAM Strategic Income Fund
Schedule of Investments
August 31, 2026 (Continued)
	Principal	Fair
CORPORATE BONDS — 54.7% (CONTINUED)	Amount	Value
Retail - Discretionary — 2.7%
Advance Auto Parts, Inc., 7.000%, 08/01/30 (a)	$350,000	$357,781
Staples, Inc., 10.750%, 09/01/29 (a)	350,000	336,439
		694,220
Software — 1.3%
Cloud Software Group, Inc., 6.500%, 03/31/29 (a)	350,000	348,693

Specialty Finance — 2.7%
Freedom Mortgage Holdings LLC, 8.375%, 04/01/32 (a)	350,000	351,881
Rithm Capital Corp., 8.000%, 04/01/29 (a)	350,000	354,995
		706,876
Technology Services — 1.4%
CACI International, Inc., 6.375%, 06/15/33 (a)	350,000	354,860

Telecommunications — 5.0%
Black Pearl Compute LLC, 6.125%, 02/15/31 (a)	350,000	350,631
Cipher Compute LLC, 7.125%, 11/15/30 (a)	350,000	355,702
Meridian Arc HoldCo LLC, 6.250%, 04/30/31 (a)	250,000	237,804
Stingray Compute LLC, 6.000%, 06/15/31 (a)	350,000	341,107
		1,285,244
Transportation & Logistics — 4.0%
Avianca Midco 2 PLC, 9.500%, 01/28/31 (a)	350,000	329,665
Grupo Aeromexico SAB de CV, 8.250%, 11/15/29 (a)	350,000	357,385
LATAM Airlines Group SA, 7.625%, 01/07/31 (a)	350,000	359,705
		1,046,755
Total Corporate Bonds (Cost $14,158,321)		14,159,156

See accompanying notes which are an integral part of these financial statements.

4

LCAM Strategic Income Fund
Schedule of Investments
August 31, 2026 (Continued)
		Fair
MONEY MARKET FUNDS — 2.8%	Shares	Value
First American Government Obligations Fund, Class X, 3.590% (c)	730,234	$730,234

Total Money Market Funds (Cost $730,234)		730,234

Total Investments — 100.6% (Cost $25,964,448)		26,035,785

Liabilities in Excess of Other Assets — (0.6)%		(145,713)

Net Assets — 100.0%		$25,890,072

LLC - Limited Liability Company

LP - Limited Partnership

LTD - Limited Company

PLC - Public Limited Company

SA de CV - Sociedad Anonima de Capital Variable

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, the total fair value of these securities was $21,882,720, which represents 84.5% of net assets.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Rate disclosed is the seven day effective yield as of August 31, 2026.

See accompanying notes which are an integral part of these financial statements.

5

LCAM Strategic Income Fund
Statement of Assets and Liabilities
August 31, 2026
Assets
Investments in securities at fair value (cost $25,964,448)	$26,035,785
Dividends and interest receivable	371,227
Receivable from Adviser	507
Prepaid expenses	7,724
Total Assets	26,415,243

Liabilities
Payable for investments purchased	466,250
Payable to Administrator	17,023
Payable to trustees	5,412
Other accrued expenses	36,486
Total Liabilities	525,171

Net Assets	$25,890,072

Net Assets consist of:
Paid-in capital	$25,751,269
Accumulated earnings	138,803
Net Assets	$25,890,072

Shares outstanding (unlimited number of shares authorized, no par value)	2,574,685
Net asset value, offering and redemption price per share	$10.06

See accompanying notes which are an integral part of these financial statements.

6

LCAM Strategic Income Fund
Statement of Operations
For the Period Ended August 31, 2026(a)
Investment Income
Interest income	$832,662
Total investment income	832,662

Expenses
Adviser	70,386
Administration	27,000
Audit and tax preparation	22,400
Transfer agent	12,107
Legal	10,872
Trustee	10,825
Report printing	9,652
Compliance services	9,140
Pricing	6,786
Custodian	2,686
Registration	1,310
Insurance	780
Miscellaneous	17,855
Total expenses	201,799
Fees waived and/or expenses reimbursed by Adviser	(143,141)
Net operating expenses	58,658

Net investment income	774,004

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	44,731
Net change in unrealized appreciation of investment securities	71,337
Net realized and change in unrealized gain on investments	116,068

Net increase in net assets resulting from operations	$890,072

(a)	For the period March 16, 2026 (commencement of operations) to August 31, 2026.

See accompanying notes which are an integral part of these financial statements.

7

LCAM Strategic Income Fund
Statement of Changes in Net Assets
For the
Period Ended
August 31,
2026(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$774,004
Net realized gain on investment securities transactions	44,731
Net change in unrealized appreciation of investment securities	71,337
Net increase in net assets resulting from operations	890,072

Distribution to Shareholders from:
Earnings	(751,269)
Total distributions	(751,269)

Capital Transactions
Proceeds from shares sold	25,000,000
Reinvestment of distributions	751,269
Net increase in net assets resulting from capital transactions	25,751,269

Total Increase in Net Assets	25,890,072

Net Assets
Beginning of period	—
End of period	$25,890,072

Share Transactions
Shares sold	2,500,000
Shares issued in reinvestment of distributions	74,685

Net increase in shares outstanding	2,574,685

(a)	For the period March 16, 2026 (commencement of operations) to August 31, 2026.

See accompanying notes which are an integral part of these financial statements.

8

LCAM Strategic Income Fund
Financial Highlights
(For a share outstanding during the period)	For the
Period Ended
August 31,
2026(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	0.31
Net realized and unrealized gain	0.05
Total from investment operations	0.36

Less distributions to shareholders from:
Net investment income	(0.30)
Total distributions	(0.30)

Net asset value, end of period	$10.06

Total Return(b)(c)	3.61%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$25,890
Ratio of net expenses to average net assets(d)	0.50%
Ratio of expenses to average net assets before waiver and reimbursement(d)	1.72%
Ratio of net investment income to average net assets(d)	6.60%
Portfolio turnover rate(c)	12%

(a)	For the period March 16, 2026 (commencement of operations) to August 31, 2026.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

9

LCAM Strategic Income Fund
Notes to the Financial Statements
August 31, 2026

NOTE 1. ORGANIZATION

The LCAM Strategic Income Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on August 19, 2025. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The investment objective of the Fund is total return, comprised of current income with the potential for principal appreciation. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Loop Capital Asset Management – TCH, LLC (the “Adviser”).

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is the President and Principal Executive Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

The Fund has adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. For the fiscal period ended August 31, 2026, federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Fund was immaterial.

10

LCAM Strategic Income Fund
Notes to the Financial Statements (Continued)
August 31, 2026

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal period ended August 31, 2026, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the fiscal period ended August 31, 2026, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Dividends and Distributions – The Fund intends to distribute its net investment income, if any, at least monthly. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the

11

LCAM Strategic Income Fund
Notes to the Financial Statements (Continued)
August 31, 2026

recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

12

LCAM Strategic Income Fund
Notes to the Financial Statements (Continued)
August 31, 2026

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser, as Valuation Designee, decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with the Valuation Designee’s valuation policies and procedures which comply with guidelines adopted by the Board. All fair value pricing and the pricing methodology are subject to review and approval by the Board’s Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

13

LCAM Strategic Income Fund
Notes to the Financial Statements (Continued)
August 31, 2026

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2026:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$5,032,136	$—	$5,032,136
Collateralized Loan Obligations	—	5,741,405	—	5,741,405
Commercial Mortgage-Backed Securities	—	372,854	—	372,854
Corporate Bonds	—	14,159,156	—	14,159,156
Money Market Funds	730,234	—	—	730,234
Total	$730,234	$25,305,551	$—	$26,035,785

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.60% of the Fund’s average daily net assets. For the fiscal period ended August 31, 2026, the Adviser earned a management fee of $70,386 from the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund for a portion of other expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) in order to limit total annual operating expenses to 0.50% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap is in place through March 16, 2027 and may not be terminated prior to that date except by the Board upon sixty days’ notice to the Adviser. For the fiscal period ended August 31, 2026, the Adviser waived fees and/or reimbursed expenses of $143,141.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the applicable annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of

14

LCAM Strategic Income Fund
Notes to the Financial Statements (Continued)
August 31, 2026

recoupment. As of August 31, 2026, the Adviser may seek repayment of management fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the date stated below:

Recoverable Through
August 31, 2029	$143,141

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended August 31, 2026, purchases and sales of investment securities, other than short-term investments, were $13,786,986 and $1,434,061, respectively.

There were no purchases or sales of long-term U.S. government obligations during the fiscal period ended August 31, 2026.

15

LCAM Strategic Income Fund
Notes to the Financial Statements (Continued)
August 31, 2026

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of August 31, 2026, The Association of American Medical Colleges owned 100% of the Fund’s outstanding shares. As a result, The Association of American Medical Colleges may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At August 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$227,064
Gross unrealized depreciation	(155,727)
Net unrealized appreciation/(depreciation) on investments	$71,337
Tax cost of investments	$25,964,448

The tax character of distributions for the fiscal period ended August 31, 2026, was as follows:

Distributions paid from:
Ordinary income(a)	$751,269
Total distributions paid	$751,269

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$67,466
Unrealized appreciation on investments	71,337
Total accumulated earnings	$138,803

As of August 31, 2026, there were no differences between book basis and tax basis unrealized appreciation (depreciation).

Capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the fiscal period ended August 31, 2026, the Fund did not defer any post-October capital losses or late year ordinary losses.

16

LCAM Strategic Income Fund
Notes to the Financial Statements (Continued)
August 31, 2026

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

17

Report of Independent Registered Public Accounting Firm

To the Shareholders of LCAM Strategic Income Fund

and Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of LCAM Strategic Income Fund (the “Fund”), a series of Unified Series Trust, as of August 31, 2026, the related statements of operations and changes in net assets and the financial highlights for the period from March 16, 2026 (commencement of operations) through August 31, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations, the changes in net assets, and the financial highlights for the period from March 16, 2026 (commencement of operations) through August 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and broker; when replies were not received from the broker, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Loop Capital Asset Management – TCH, LLC since 2026.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 30, 2026

18

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The LCAM Strategic Income Fund (the “Fund”) is a series of the Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or “Trustees”) oversees the management of the Fund and, as required by law, has considered the approval of the Fund’s management agreement with its investment adviser, Loop Capital Asset Management (“Loop”). In connection with such approval, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

At the Trustees’ quarterly meeting held in August 2025, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Loop (the “Independent Trustees”), approved the management agreement between the Trust and Loop for two years. The Trustees’ approval of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Loop proposes to provide to the Fund. The Trustees observed that Loop managed approximately $11 billion in assets, and its roots date back to 1985. The Trustees reviewed the background information of the key investment professionals who would service the Fund and noted their educational backgrounds and years of financial industry experience. The Trustees discussed Loop’s extensive experience managing fixed income strategies in various investment vehicles. The Trustees observed that Loop would employ a disciplined, research-driven investment process that combines a top-down, bottom-up analysis. The Trustees noted the investment process was intended to identify mispriced securities and sectors that offer compelling risk-adjusted return potential. The Trustees discussed that Loop maintained a robust cybersecurity program. The Trustees considered Loop’s pre- and post-trade compliance processes and procedures to ensure compliance with investment restrictions and portfolio guidelines. The Trustees observed that Loop would select broker-dealers based on best execution by considering the full range and quality of a broker-dealer’s services including but

19

Additional Information (Unaudited) (Continued)

not limited to financial stability, commission rate, expertise, reliability, and execution quality. The Trustees noted that Loop represented that it had no material regulatory, compliance or litigation issues over the past 36 months. The Trustees determined that Loop could be expected to provide adequate service to the Fund and its future shareholders. The Trustees reviewed and discussed with the Loop representatives the Statement of Financial Condition of Loop Capital Markets LLC, and the extent to which such financial resources were available to Loop.

Fund Performance. The Trustees observed that Loop provided performance data for the LCAM Multi-Sector Fixed Income Composite (the “SI Composite”) (which is a group of accounts managed by Loop that pursue a strategy substantially similar to that being proposed for the Fund) for various periods ended June 30, 2025. The Trustees noted that the SI Composite outperformed its benchmark, the Bloomberg US Aggregate Bond Index, over the one-year, five-year, ten-year, and since inception periods. The Trustees engaged the representatives of Loop in a robust discussion regarding the strategy of the accounts included in the SI Composite compared to the proposed strategy of the Fund. The Board concluded that Loop had the potential to provide satisfactory performance to the Fund and its future shareholders.

Fee Rate and Profitability. The Trustees reviewed comparisons provided by Loop of the proposed fees and estimated net expenses of the Fund to other accounts managed by Loop, noting that the proposed management fee for the Fund was slightly higher than the fee charged by Loop to other accounts. The Trustees noted Loop’s explanation that the higher fees and expenses relative to those of the separate accounts was attributable to separate accounts offering significant economies of scale and requiring less labor and resources for compliance when compared to registered mutual funds. The Trustees reviewed an additional fee and expense comparison, which indicated that the Fund’s proposed management fee was slightly higher than the medians and averages of its peer group and Morningstar category. The Trustees further observed that the estimated net expense ratio of the Fund was higher than the medians and averages of the Morningstar category and peer group but well below the high. The Trustees considered that Loop had agreed to an expense limitation agreement with respect to the Fund. The Trustees concluded that the proposed management fee for the Fund was not unreasonable.

The Trustees considered an estimated profitability analysis prepared by Loop in connection with its management of the Fund and whether the amount of profit was fair with respect to the services to be provided to the Fund. The Trustees observed that Loop projected a loss in the first year for the Fund and then a profit in the second year for the Fund. The Trustees noted that because the Fund had not commenced operations, the profitability analysis was only an estimate based on expected asset growth. The Trustees agreed that the estimated profit, both in terms of actual dollars and as a percentage of total revenue, would not be excessive.

Economies of Scale. The Trustees discussed the anticipated size of the Fund and its prospects for growth. The Trustees concluded that, based on the Fund’s projected asset size during the initial term of the agreement, the absence of breakpoints was acceptable at this time.

20

OneAscent Large Cap Core ETF (OALC)
OneAscent Core Plus Bond ETF (OACP)
OneAscent International Equity ETF (OAIM)
OneAscent Emerging Markets ETF (OAEM)
OneAscent Enhanced Small and Mid Cap ETF (OASC)
NYSE Arca, Inc.

Annual Financial Statements and
Additional Information
August 31, 2026

OneAscent Investment Solutions, LLC
100 Grandview Place, Suite 200
Birmingham, Alabama 35243
Telephone: 1-800-222-8274

OneAscent Large Cap Core ETF
Schedule of Investments
August 31, 2026

COMMON STOCKS — 99.21%	Shares	Fair Value
Communications — 9.62%
Alphabet, Inc., Class C	20,001	$6,708,535
Alphabet, Inc., Class A	24,472	8,304,574
AT&T, Inc.	61,976	1,604,559
Booking Holdings, Inc.	7,008	1,395,223
GoDaddy, Inc., Class A(a)	3,676	359,807
News Corp., Class A	13,252	406,969
News Corp., Class B	10,866	373,899
Omnicom Group, Inc.	6,593	577,085
Sirius XM Holdings, Inc.	9,264	260,967
T-Mobile US, Inc.	5,726	1,033,199
Uber Technologies, Inc.(a)	15,772	1,193,152
VeriSign, Inc.	1,732	499,301
Verizon Communications, Inc.	36,192	1,810,324
Warner Bros Discovery, Inc.(a)	18,533	528,746
Zillow Group, Inc., Class C(a)	9,222	322,401
		25,378,741
Consumer Discretionary — 10.16%
Airbnb, Inc., Class A(a)	7,163	1,312,404
Amazon.com, Inc.(a)	39,960	10,380,410
AutoZone, Inc.(a)	141	421,765
BorgWarner, Inc.	8,859	568,393
Chipotle Mexican Grill, Inc.(a)	11,545	439,056
Copart, Inc.(a)	14,558	480,268
DoorDash, Inc., Class A(a)	3,501	811,322
Dorman Products, Inc.(a)	2,328	299,963
eBay, Inc.	2,528	261,800
Expedia Group, Inc.	1,499	475,363
Ford Motor Co.	61,053	851,079
General Motors Co.	14,380	1,241,282
Gentex Corp.	32,803	733,803
Hilton Worldwide Holdings, Inc.	2,121	670,830
Home Depot, Inc. (The)	7,216	2,365,621
Lear Corp.	5,453	681,570
Lowe’s Cos., Inc.	4,774	977,238
Marriott International, Inc., Class A	1,713	585,435
McDonald’s Corp.	6,979	1,839,246
O’Reilly Automotive, Inc.(a)	6,767	600,910
Ross Stores, Inc.	2,173	496,617
Royal Caribbean Cruises Ltd.	1,183	317,919
		26,812,294
Consumer Staples — 4.08%
Archer-Daniels-Midland Co.	4,232	344,019
Coca-Cola Co. (The)	32,814	2,909,617
Mondelez International, Inc., Class A	12,925	802,255
PepsiCo, Inc.	11,470	1,609,700
Procter & Gamble Co. (The)	15,586	2,261,840

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
August 31, 2026

COMMON STOCKS — 99.21% - continued	Shares	Fair Value
Consumer Staples — 4.08% - continued
Sysco Corp.	4,812	$390,157
Walmart, Inc.	23,396	2,453,539
		10,771,127
Energy — 2.81%
Chevron Corp.	9,118	1,879,584
ConocoPhillips	3,771	499,620
ExxonMobil Holdings Corp.	18,523	2,981,276
Marathon Petroleum Corp.	1,175	438,651
Phillips 66	1,505	371,103
SLB N.V.	7,836	470,944
Valero Energy Corp.	1,281	459,777
Williams Cos., Inc. (The)	4,233	317,687
		7,418,642
Financials — 10.74%
American Express Co.	2,491	822,454
Ameriprise Financial, Inc.	1,024	566,385
Aon plc, Class A	895	287,760
Apollo Global Management, Inc., Class A	2,447	334,211
Bank of America Corp.	40,761	2,524,736
Bank of New York Mellon Corp. (The)	5,930	956,390
Berkshire Hathaway, Inc., Class A(a)	2	1,513,300
Berkshire Hathaway, Inc., Class B(a)	7,911	3,987,381
Blackstone, Inc.	6,263	897,112
Capital One Financial Corp.	2,477	531,341
Charles Schwab Corp. (The)	11,852	1,301,586
Chubb Ltd.	1,691	572,573
CME Group, Inc.	3,101	885,336
Interactive Brokers Group, Inc., Class A	5,681	552,704
Intercontinental Exchange, Inc.	6,748	1,084,404
JPMorgan Chase & Co.	12,787	4,552,427
Marsh & McLennan Cos., Inc.	2,511	476,588
MetLife, Inc.	3,708	352,890
Morgan Stanley	9,356	1,995,822
Nasdaq, Inc.	6,654	656,151
Northern Trust Corp.	2,127	394,686
PNC Financial Services Group, Inc. (The)	2,255	540,366
Progressive Corp. (The)	3,344	729,260
Robinhood Markets, Inc., Class A(a)	3,554	372,495
State Street Corp.	2,465	471,752
T. Rowe Price Group, Inc.	3,292	366,334
U.S. Bancorp	10,050	618,879
		28,345,323
Health Care — 7.81%
Abbott Laboratories	13,121	1,448,033
Agilent Technologies, Inc.	3,224	495,077
Amgen, Inc.	2,595	1,115,539
Boston Scientific Corp.(a)	13,983	675,379

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
August 31, 2026

COMMON STOCKS — 99.21% - continued	Shares	Fair Value
Health Care — 7.81% - continued
Bristol-Myers Squibb Co.	23,277	$1,555,136
Cigna Group (The)	2,098	579,216
Edwards Lifesciences Corp.(a)	6,171	560,018
Elevance Health, Inc.	1,041	408,634
Eli Lilly & Co.	3,772	4,363,186
Gilead Sciences, Inc.	6,492	950,039
IDEXX Laboratories, Inc.(a)	869	483,764
IQVIA Holdings, Inc.(a)	2,857	746,220
Labcorp Holdings, Inc.	1,976	657,336
Merck & Co., Inc.	18,844	2,784,389
Quest Diagnostics, Inc.	1,478	355,163
Regeneron Pharmaceuticals, Inc.	669	534,585
ResMed, Inc.	1,819	436,742
Stryker Corp.	3,001	971,724
Vertex Pharmaceuticals, Inc.(a)	1,463	796,633
Zoetis, Inc., Class A	9,189	708,472
		20,625,285
Industrials — 9.49%
3M Co.	3,321	570,647
AMETEK, Inc.	3,369	792,288
Amphenol Corp., Class A	6,433	1,019,952
Carrier Global Corp.	4,369	254,363
Caterpillar, Inc.	2,087	1,664,319
Cintas Corp.	3,729	752,475
CSX Corp.	19,232	971,408
Cummins, Inc.	741	418,220
Deere & Co.	1,481	969,922
Delta Air Lines, Inc.	6,384	497,952
Eaton Corp. plc	2,442	981,391
Emerson Electric Co.	5,121	780,646
Expeditors International of Washington, Inc.	1,871	354,835
FedEx Corp.	1,366	447,228
GE Vernova, Inc.	1,196	1,074,643
General Dynamics Corp.	1,580	586,733
General Electric Co.	3,957	1,328,405
Honeywell International, Inc.	1,740	371,542
Howmet Aerospace, Inc.	943	230,988
Illinois Tool Works, Inc.	2,412	664,192
Johnson Controls International plc	3,568	493,240
Keysight Technologies, Inc.(a)	1,009	325,604
Lockheed Martin Corp., Class B	836	469,188
Norfolk Southern Corp.	2,495	855,261
Northrop Grumman Corp.	552	297,914
PACCAR, Inc.	3,882	481,873
Parker-Hannifin Corp.	547	535,754
Quanta Services, Inc.	520	315,687
Republic Services, Inc.	2,458	543,021

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
August 31, 2026

COMMON STOCKS — 99.21% - continued	Shares	Fair Value
Industrials — 9.49% - continued
Rockwell Automation, Inc.	978	$415,093
RTX Corp.	5,913	1,228,307
Union Pacific Corp.	5,709	1,716,526
United Parcel Service, Inc., Class B	7,335	764,527
Vertiv Holdings Co., Class A	1,384	358,068
W.W. Grainger, Inc.	294	384,990
Waste Management, Inc.	3,545	776,072
Xylem, Inc.	3,196	351,912
		25,045,186
Materials — 0.81%
Linde plc	2,746	1,344,387
Newmont Corp.	4,198	529,200
Nucor Corp.	1,097	273,855
		2,147,442
Real Estate — 0.58%
CBRE Group, Inc., Class A(a)	4,956	722,634
Crown Castle	6,299	479,606
Jones Lang LaSalle, Inc.(a)	919	336,235
		1,538,475
Technology — 40.84%
Adobe, Inc.(a)	4,162	1,218,592
Advanced Micro Devices, Inc.(a)	6,651	3,130,759
Analog Devices, Inc.	3,398	1,230,552
Applied Materials, Inc.	3,473	1,591,988
AppLovin Corp., Class A(a)	1,509	470,899
Arista Networks, Inc.(a)	9,574	1,873,536
Arrow Electronics, Inc.(a)	1,768	361,432
Autodesk, Inc.(a)	2,435	629,521
Automatic Data Processing, Inc.	3,730	1,067,377
Broadcom, Inc.	19,291	7,144,229
Cadence Design Systems, Inc.(a)	1,964	665,364
Ciena Corp.(a)	1,914	732,679
Cisco Systems, Inc.	35,139	3,882,509
Corning, Inc.	6,273	932,983
Crowdstrike Holdings, Inc., Class A(a)	4,446	1,027,026
Datadog, Inc., Class A(a)	1,434	339,915
Dell Technologies, Inc., Class C	1,860	848,179
Dolby Laboratories, Inc., Class A	8,625	530,955
Extreme Networks, Inc.(a)	15,423	346,863
F5, Inc.(a)	2,474	1,007,240
Flex Ltd.(a)	4,392	479,826
Fortinet, Inc.(a)	3,528	603,041
Hewlett Packard Enterprise Co.	12,622	659,373
HP, Inc.	17,574	527,571
Intel Corp.(a)	19,505	1,745,893
InterDigital, Inc.	1,239	415,102
International Business Machines Corp.	3,042	711,433

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
August 31, 2026

COMMON STOCKS — 99.21% - continued	Shares	Fair Value
Technology — 40.84% - continued
Intuit, Inc.	2,084	$748,781
Jabil, Inc.	1,779	543,058
KLA Corp.	5,957	1,045,156
Lam Research Corp.	5,697	1,717,589
Lumentum Holdings, Inc.(a)	490	448,232
Marvell Technology, Inc.	3,608	763,669
Mastercard, Inc., Class A	4,561	2,687,842
Microchip Technology, Inc.	4,315	316,937
Micron Technology, Inc.	4,569	4,380,437
Microsoft Corp.	32,299	16,384,960
Monolithic Power Systems, Inc.	298	377,795
Moody’s Corp.	661	333,567
Motorola Solutions, Inc.	5,310	2,576,943
NetApp, Inc.	3,178	588,852
NVIDIA Corp.	96,879	21,388,945
Oracle Corp.	8,239	1,228,600
Palantir Technologies, Inc., Class A(a)	10,157	1,893,062
Palo Alto Networks, Inc.(a)	3,649	1,394,392
QUALCOMM, Inc.	5,532	943,095
Roper Technologies, Inc.	1,468	623,372
S&P Global, Inc.	1,301	567,028
Sandisk Corp.(a)	709	1,110,790
Seagate Technology Holdings plc	1,246	1,032,161
ServiceNow, Inc.(a)	6,601	976,882
Synopsys, Inc.(a)	1,521	668,616
TD Synnex Corp.	1,510	381,804
Teledyne Technologies, Inc.(a)	1,352	828,708
Texas Instruments, Inc.	5,316	1,386,998
Ubiquiti, Inc.	817	482,046
Veeva Systems, Inc., Class A(a)	1,512	431,963
Viavi Solutions, Inc.(a)	9,923	360,106
Visa, Inc., Class A	9,129	3,463,268
Western Digital Corp.	2,054	925,430
Zebra Technologies Corp., Class A(a)	1,764	623,662
		107,799,583
Utilities — 2.27%
Constellation Energy Corp.	1,810	497,334
Dominion Energy, Inc.	10,393	686,042
Duke Energy Corp.	10,407	1,247,903
NextEra Energy, Inc.	16,143	1,329,214
Public Service Enterprise Group, Inc.	3,955	290,020
Southern Co. (The)	13,921	1,225,048
Vistra Corp.	1,732	237,925
Xcel Energy, Inc.	6,204	469,581
		5,983,067

Total Common Stocks (Cost $197,215,688)		261,865,165

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF
Schedule of Investments (continued)
August 31, 2026

COMMON STOCKS — 99.21% - continued	Shares	Fair Value
Utilities — 2.27% - continued
Total Investments — 99.21% (Cost $197,215,688)		$261,865,165
Other Assets in Excess of Liabilities — 0.79%		2,077,185
NET ASSETS — 100.00%		$263,942,350

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments
August 31, 2026

	Principal
ASSET BACKED SECURITIES — 8.70%	Amount	Fair Value
BBCMS Trust, Series 2015-SRCH, Class B, 4.50%, 8/10/2035(a)	$1,000,000	$987,962
BX Trust, Series 2026-CLS, Class C, 5.99%, 5/15/2031 (1M US SOFR + 2.350bps)(a)(b)	2,000,000	2,011,987
Centersquare Issuer, LLC, Series 2025-1A, Class A2, 5.50%, 3/26/2055(a)	1,050,000	1,018,884
Century Plaza Towers, Series 2019-CPT, Class B, 3.00%, 11/13/2039(a)	740,000	676,439
CHI Commercial Mortgage Trust, Series 2025-SFT, Class XA, 0.30%, 4/15/2042(a)	3,925,000	28,426
CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.48%, 4/15/2042(a)	1,000,000	1,000,566
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/2039(a)	1,000,000	967,784
COMM Mortgage Trust, Series 2025-167G, Class A, 5.50%, 8/10/2040(a)	275,000	271,154
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class B, 5.52%, 2/22/2055(a)	819,089	755,250
Hertz Vehicle Financing, LLC, Series 2023-2A, Class C, 7.13%, 9/25/2029(a)	900,000	904,738
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E, 3.56%, 7/10/2039(a)	500,000	454,341
Manhattan West Mortgage Trust, Series 2026-2MW, Class A, 5.50%, 6/10/2048(a)	1,000,000	985,480
Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.16%, 6/20/2053(a)	653,254	640,449
Mosaic Solar Loan Trust, Series 2023-2A, Class C, 8.18%, 9/22/2053(a)	500,000	73,674
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 5.22%, 7/15/2036 (1M US SOFR + 1.500bps)(a)(b)	848,857	828,211
NYC Commercial Mortgage Trust, Series 2025-300P, Class D, 6.16%, 7/13/2042(a)	450,000	442,919
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/2054(a)	1,000,000	921,417
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/2032(a)	365,224	353,732
Sabal Issuer, LLC, Series 2026-1A, Class A1, 6.00%, 5/2/2061(a)	991,749	965,632
SHOPS Commercial Mortgage Trust, Series 2026-CSTL, Class A, 4.97%, 5/15/2039(a)	1,000,000	981,402
SLG Office Trust, Series 2026-OMA, Class A, 4.97%, 4/15/2041(a)	1,000,000	988,303
STWD Mortgage Trust, Series 2021-LIH, Class B, 5.41%, 11/15/2036 (1M US SOFR + 1.656bps)(a)(b)	1,100,000	1,099,136
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75%, 7/30/2057(a)	869,463	836,119
Switch A.B.S Issuer, LLC, Series 2025-1A, Class A2, 5.04%, 3/25/2055(a)	1,000,000	965,041
Switch A.B.S Issuer, LLC, Series 2025-2A, Class A21, 5.12%, 10/25/2055(a)	730,000	710,627
Tesla Electric Vehicle Trust, Series 2023-1, Class A3, 5.38%, 6/20/2028(a)	340,714	341,977
Trinity Rail Leasing, LLC, Series 2025-1A, Class A, 5.09%, 10/19/2055(a)	486,645	477,765
Trinity Rail Leasing, LLC, Series 2025-1A, Class A, 5.35%, 4/19/2056(a)	1,188,827	1,162,445
Wells Fargo Commercial Mortgage Trust, Series 2024-SVEN, Class X, 0.03%, 6/10/2037(a)	300,000,000	554,400
Wells Fargo Commercial Mortgage Trust, Series 2025-609M, Class A, 5.18%, 8/15/2042 (1M US SOFR + 1.542bps)(a)(b)	750,000	751,940
Wells Fargo Commercial Mortgage Trust, Series 2025-609M, Class B, 5.48%, 8/15/2042 (1M US SOFR + 1.842bps)(a)(b)	150,000	148,785
Total Asset Backed Securities (Cost $23,887,643)		23,306,985

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
August 31, 2026

	Principal
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.78%	Amount	Fair Value
Freddie Mac Multiclass Certificates, Series 2022-P013, Class A2, 2.76%, 2/25/2032	$1,000,000	$896,539
Freddie Mac Multiclass Certificates, Series 2024-P016, Class A2, 4.77%, 9/25/2033	1,000,000	981,805
Government National Mortgage Association, Series 2023-111, Class ZA, 3.00%, 2/20/2052	109,405	73,637
Government National Mortgage Association, Series 2026-26, Class ZG, 5.00%, 12/20/2055	163,364	145,814
Total Collateralized Mortgage Obligations (Cost $2,172,786)		2,097,795

CORPORATE BONDS — 38.66%
Communications — 0.78%
QTS Central Issuer, LLC, 6.63%, 9/1/2031(a)	1,050,000	1,035,107
Turkcell Iletisim Hizmetleri A/S, 7.65%, 1/24/2032(a)	1,025,000	1,060,098
		2,095,205
Consumer Discretionary — 2.16%
Air Canada, Series 2020-2, Class A, 5.25%, 4/1/2029(a)	402,209	403,530
Amazon Conservation DAC, 6.03%, 1/16/2042(a)	400,000	394,896
Conservation Fund, Series 2019, 3.47%, 12/15/2029	1,000,000	943,869
Ford Foundation (The), 2.82%, 6/1/2070	2,215,000	1,192,111
NHP Foundation (The), 6.00%, 12/1/2033	500,000	515,688
Trustees of Dartmouth College, 4.27%, 6/1/2030	1,000,000	984,303
Walmart, Inc., 1.80%, 9/22/2031	1,000,000	872,116
YMCA of Greater New York, 5.18%, 8/1/2030	500,000	490,564
		5,797,077
Consumer Staples — 0.87%
Alimentation Couche-Tard, Inc., 3.63%, 5/13/2051(a)	1,000,000	684,121
PepsiCo, Inc., 3.90%, 7/18/2032	1,100,000	1,048,869
Unilever Capital Corp., 2.63%, 8/12/2051	1,000,000	588,867
		2,321,857
Energy — 4.86%
Abu Dhabi Future Energy Co. Pjsc Masdar, 4.88%, 5/21/2030	1,000,000	988,704
Cheniere Energy Partners, L.P., 4.00%, 3/1/2031	1,000,000	953,991
ConocoPhillips Co., 5.05%, 9/15/2033	500,000	498,812
Continental Wind, LLC, 6.00%, 2/28/2033(a)	846,217	850,343
Diamondback Energy, Inc., 5.55%, 4/1/2035	650,000	653,634
Eni S.p.A., 5.25%, 5/18/2036(a)	925,000	893,542
Eni S.p.A., 6.00%, 5/18/2056(a)	1,000,000	954,124
EOG Resources, Inc., 4.40%, 1/15/2031	1,025,000	1,001,320
Equinor ASA, 3.95%, 5/15/2043	1,000,000	808,324
Hanwha Q Cells Americas Holdings Co., 4.38%, 5/21/2029(a)	1,000,000	988,289
NGPL PipeCo, LLC, 5.60%, 8/15/2036(a)	1,000,000	973,143
Patterson-UTI Energy, Inc., 6.05%, 5/15/2036	1,000,000	993,093
TotalEnergies Capital S.A., 5.49%, 4/5/2054	825,000	768,385
TotalEnergies Capital S.A., 5.43%, 9/10/2064	1,200,000	1,075,285

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
August 31, 2026

	Principal
CORPORATE BONDS — 38.66% - continued	Amount	Fair Value
Energy — 4.86% - continued
Western Midstream Operating, L.P., 5.50%, 12/15/2035	$625,000	$607,673
		13,008,662
Financials — 13.22%
200 Park Funding Trust, 5.74%, 2/15/2055(a)	975,000	912,086
Bank of Montreal, 6.88%, Perpetual (H15T5Y + 2.976bps)(b)	1,000,000	1,007,646
Bank of Nova Scotia (The), 6.88%, 10/27/2085 (H15T5Y + 2.734bps)(b)	1,125,000	1,116,823
BB Blue Financing DAC, 4.40%, 9/20/2029	958,333	935,052
BB Blue Financing DAC, 4.40%, 9/20/2037	958,333	928,233
BNP Paribas S.A., 4.89%, 6/30/2030 (H15T5Y + 0.942bps)(a)(b)	900,000	893,386
BPCE S.A., 6.29%, 1/14/2036 (H15T5Y + 1.620bps)(a)(b)	1,325,000	1,345,966
Canadian Imperial Bank of Commerce, 4.30%, 6/26/2028	1,000,000	1,001,632
Canadian Imperial Bank of Commerce, 6.50%, 7/28/2086 (H15T5Y + 2.727bps)(b)	725,000	718,337
Citigroup Global Markets Holdings, Inc., 5.08%, 1/3/2030(a)	1,000,000	993,725
Clearinghouse Community Development Financial Institution, 7.00%, 10/15/2030(a)	1,000,000	999,570
Consumers 2023 Securitization Funding, LLC, 5.55%, 3/1/2028	253,825	254,336
Credit Agricole Corp. & Investment Bank S.A., 4.57%, 8/25/2030	1,000,000	972,083
Federation des Caisses Desjardins du Quebec, 5.02%, 5/27/2031(a)	1,000,000	993,251
Goldman Sachs Group, Inc. (The), 6.50%, Perpetual (H15T5Y + 2.175bps)(b)	825,000	821,650
GPS Blue Financing DAC, 5.65%, 11/9/2041(a)	1,000,000	961,700
HA Sustainable Infrastructure Capital, Inc., 5.95%, 7/15/2033(a)	975,000	963,273
HA Sustainable Infrastructure Capital, Inc., 6.38%, 7/1/2034	1,000,000	1,006,743
ING Bank N.V., 4.71%, 7/7/2031(a)	700,000	690,904
JPMorgan Chase & Co., 5.77%, 4/22/2035 (H15T5Y + 1.490bps)(b)	500,000	509,945
M&T Bank Corp., 4.83%, 1/16/2029 (H15T5Y + 0.930bps)(b)	1,000,000	1,001,492
Morgan Stanley Private Bank NA, 4.62%, 5/10/2030 (1M US SOFR + 0.980bps)(b)	1,000,000	1,005,975
Morgan Stanley Private Bank NA, 4.73%, 7/18/2031 (1M US SOFR + 1.080bps)(b)	1,125,000	1,107,763
Morgan Stanley Private Bank NA, 4.47%, 11/19/2031 (1M US SOFR + 1.020bps)(b)	1,000,000	972,314
Muenchener Rueckversicherungs-Gesellschaft A.G., 5.88%, 5/23/2042 (H15T5Y + 3.982bps)(a)(b)	1,600,000	1,621,122
NatWest Group plc, 8.13%, Perpetual (H15T5Y + 3.752bps)(b)	1,000,000	1,092,059
OMERS Finance Trust, 4.00%, 4/19/2052	1,500,000	1,133,726
Omnis Funding Trust, 6.72%, 5/15/2055(a)	1,025,000	1,032,037
Protective Life Corp., 4.70%, 1/15/2031(a)	750,000	731,762
PSP Capital, Inc., 4.25%, 6/30/2031(a)	1,150,000	1,132,977
Starwood Property Trust, Inc., 5.25%, 10/15/2028(a)	480,000	477,141
Starwood Property Trust, Inc., 5.88%, 8/15/2029(a)	395,000	396,799
Starwood Property Trust, Inc., 6.13%, 6/1/2031(a)	570,000	571,473
UBS Group A.G., 6.30%, Perpetual (H15T1Y + 2.000bps)(a)(b)	1,000,000	1,043,607
UBS Group A.G., 9.25%, Perpetual (H15T5Y + 4.745bps)(a)(b)	625,000	668,919
USAA Capital Corp., 2.13%, 5/1/2030(a)	1,000,000	907,443

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
August 31, 2026

	Principal
CORPORATE BONDS — 38.66% - continued	Amount	Fair Value
Financials — 13.22% - continued
WLB Asset VI Pte Ltd., 7.25%, 12/21/2027(a)	$987,888	$1,005,793
WLB Asset VII Pte Ltd., 5.88%, 7/30/2029(a)	462,500	470,987
Zions Bancorp NA, 4.70%, 8/18/2028 (H15T3Y + 1.155bps)(b)	1,000,000	996,546
		35,396,276
Health Care — 0.27%
Kaiser Foundation Hospitals, 2.81%, 6/1/2041	1,000,000	712,511

Industrials — 2.79%
Canadian National Railway Co., 4.95%, 5/12/2036	1,025,000	998,379
Capital Impact Partners, 5.34%, 8/1/2030	1,000,000	1,003,425
Delta Air Lines Pass Through Trust, Series 2020-1, Class AA, 2.00%, 6/10/2028	1,507,547	1,457,612
Delta Air Lines Pass Through Trust, Series 2020-1, Class A, 2.50%, 6/10/2028	901,958	866,701
Tote Shipholdings, LLC, 3.40%, 10/16/2040	762,000	654,261
United States Steel Corp., 5.20%, 8/1/2031(a)	1,150,000	1,137,432
Vessel Management Services, Inc., 3.48%, 1/16/2037	698,000	611,079
Xylem, Inc., 5.45%, 6/1/2036	750,000	748,014
		7,476,903
Materials — 1.26%
Ardagh Metal Packaging Finance USA, LLC, 6.25%, 1/30/2031(a)	1,280,000	1,285,960
Dow Chemical Co. (The), 5.60%, 2/15/2054	1,000,000	873,933
FMG Resources (August 2006) Pty Ltd., 6.13%, 4/15/2032(a)	500,000	505,921
Hybar, LLC, 7.38%, 7/1/2034(a)	695,000	707,878
		3,373,692
Multi-Nationals — 0.36%
Corp. Andina de Fomento, 4.25%, 2/3/2031	1,000,000	971,825

Real Estate — 1.96%
American Homes 4 Rent, L.P., 5.50%, 2/1/2034	1,000,000	992,316
Bridge Housing Corp., 3.25%, 7/15/2030	1,000,000	917,135
Bridge Housing Corp., 5.32%, 7/15/2035	600,000	584,525
National Community Renaissance of California, 3.27%, 12/1/2032	1,000,000	865,878
Preservation of Affordable Housing, Inc., 4.48%, 12/1/2032	1,000,000	910,909
Preservation of Affordable Housing, Inc., 5.44%, 6/1/2036	1,000,000	985,398
		5,256,161
Technology — 0.56%
Apple, Inc., 3.00%, 6/20/2027	1,000,000	991,429
WULF Compute, LLC, 7.75%, 10/15/2030(a)	495,000	514,588
		1,506,017
Utilities — 9.57%
AES Corp. (The), 2.45%, 1/15/2031	1,000,000	883,192
California Buyer Ltd., 6.38%, 2/15/2032(a)	1,500,000	1,475,832
CHPE, LLC, 5.88%, 6/29/2046(a)	1,025,000	989,902

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
August 31, 2026

	Principal
CORPORATE BONDS — 38.66% - continued	Amount	Fair Value
Utilities — 9.57% - continued
Clearway Energy Operating, LLC, 5.75%, 1/15/2034(a)	$1,000,000	$966,880
Comision Federal de Electricidad, 6.45%, 1/24/2035(a)	1,125,000	1,118,427
Duke Energy Carolinas, LLC, 3.55%, 3/15/2052	1,000,000	678,499
Korea Electric Power Corp., 4.13%, 11/12/2030(a)	1,000,000	971,588
Liberty Utilities, 2.05%, 9/15/2030(a)	1,000,000	887,093
MidAmerican Energy Co., 5.30%, 2/1/2055	1,050,000	939,422
National Fuel Gas Co., 5.05%, 10/15/2031	975,000	958,886
National Fuel Gas Co., 5.50%, 5/15/2036	975,000	947,865
New York State Electric & Gas Corp., 2.15%, 10/1/2031(a)	1,000,000	871,299
New York State Electric & Gas Corp., 5.05%, 8/15/2035(a)	925,000	890,146
NextEra Energy Operating Partners, L.P., 7.25%, 1/15/2029(a)	1,016,000	1,050,763
ONE Gas, Inc., 5.45%, 9/1/2036	875,000	868,065
Pacific Gas and Electric Co., 6.70%, 4/1/2053	1,000,000	993,961
PG&E Recovery Funding, LLC, 4.84%, 6/1/2033	815,869	812,463
Puget Energy, Inc., 7.00%, 9/15/2056 (H15T5Y + 2.961bps)(a)(b)	1,050,000	1,054,415
RWE Finance U.S., LLC, 5.13%, 9/18/2035(a)	1,075,000	1,026,800
San Diego Gas & Electric Co., 2.95%, 8/15/2051	1,000,000	608,972
SCE Recovery Funding, LLC, 5.39%, 12/15/2043	750,000	752,956
Solar Star Funding, LLC, 5.38%, 6/30/2035(a)	889,070	879,921
Southern California Edison Co., 5.20%, 6/1/2034	575,000	556,239
Southern California Edison Co., 3.65%, 6/1/2051	1,000,000	655,397
Topaz Solar Farms, LLC, 5.75%, 9/30/2039(a)	2,789,962	2,771,117
Vistra Corp., 7.00%, Perpetual (H15T5Y + 5.740bps)(a)(b)	1,000,000	1,005,470
		25,615,570
Total Corporate Bonds (Cost $106,125,909)		103,531,756
MUNICIPAL BONDS — 10.57%
Arizona — 0.37%
Arizona Industrial Development Authority, 5.26%, 10/1/2033	1,000,000	991,458

California — 2.25%
California Health Facilities Financing Authority, 3.69%, 6/1/2031	500,000	477,238
California Housing Finance Agency, 4.61%, 7/1/2031	430,000	427,130
California Municipal Finance Authority, 6.63%, 8/20/2033(a)	1,500,000	1,464,766
City & County of San Francisco CA, 5.45%, 6/15/2064	500,000	455,201
City of Los Angeles CA, 3.88%, 9/1/2038	1,000,000	899,673
City of Los Angeles Department of Airports Customer Facility Charge,
Revenue, 4.24%, 5/15/2048	1,000,000	836,708
City of Oakland CA, 4.18%, 7/15/2029	1,000,000	984,811
Freddie Mac Multifamily ML Certificates, Revenue, 1.51%, 9/25/2037	4,679,364	479,026
		6,024,553
Colorado — 0.19%
Denver City & County Housing Authority, Revenue, 4.13%, 6/1/2028	500,000	499,682

Illinois — 0.37%
Illinois Finance Authority, 3.85%, 4/1/2056(a)	1,000,000	1,000,000

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
August 31, 2026

	Principal Amount	Fair Value
MUNICIPAL BONDS — 10.57% - continued
Indiana — 0.00%(c)
Fort Wayne, Solid Waste Facility, Revenue, Series 2022A-2, 10.75%, 12/1/2029(d)	$234,358	$23

Iowa — 0.16%
Iowa Finance Authority, Revenue, 7.00%, 11/1/2027(a)	415,000	415,569

Maryland — 0.83%
Maryland Economic Development Corp., Revenue, 5.43%, 5/31/2056	750,000	702,436
Maryland Economic Development Corp., Revenue, 5.94%, 5/31/2057	1,250,000	1,230,341
Maryland Health & Higher Educational Facilities, Revenue, 5.61%, 7/1/2031	300,000	299,154
		2,231,931
Massachusetts — 0.37%
Massachusetts Housing Finance Agency, 3.72%, 12/1/2065	1,000,000	1,000,000

Minnesota — 0.74%
Minnesota Housing Finance Agency, 3.72%, 7/15/2053	500,000	500,000
Minnesota Housing Finance Agency, Revenue, 5.90%, 8/1/2049	750,000	735,443
Minnesota Housing Finance Agency, Revenue, 5.95%, 8/1/2054	750,000	741,882
		1,977,325
New Hampshire — 0.59%
New Hampshire Business Finance Authority, 5.69%, 11/1/2045	750,000	718,046
New Hampshire Business Finance Authority, Revenue, 3.84%, 7/1/2033	850,000	850,000
		1,568,046
New York — 2.41%
City of New York NY, 5.28%, 2/1/2038	2,000,000	1,955,475
City of New York NY, 5.09%, 10/1/2049	1,000,000	891,525
New York City Housing Development Corp., 4.27%, 2/1/2030	500,000	492,661
New York City Housing Development Corp., 5.55%, 8/1/2040	1,000,000	988,150
New York City Housing Development Corp., 5.88%, 2/1/2055	750,000	730,427
New York State Energy Research & Development, 6.22%, 4/1/2040	475,000	467,320
New York State Energy Research & Development Authority, Revenue, Series A, 4.87%, 4/1/2037	583,000	531,780
United Nations Development Corp., Revenue, 6.54%, 8/1/2055	400,000	414,172
		6,471,510
Ohio — 0.56%
Columbus Metropolitan Housing Authority, 4.60%, 12/1/2028	1,000,000	990,163
Columbus Metropolitan Housing Authority, Revenue, 5.05%, 4/1/2030	500,000	498,866
		1,489,029
Oregon — 0.28%
State of Oregon, 5.83%, 5/1/2045	750,000	755,082

Pennsylvania — 1.00%
Redevelopment Authority of the City of Philadelphia, Revenue, 4.13%, 11/1/2030	500,000	487,418
Redevelopment Authority of the City of Philadelphia, Revenue, 5.23%, 9/1/2040	1,000,000	973,996

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
August 31, 2026

	Principal
MUNICIPAL BONDS — 10.57% - continued	Amount	Fair Value
Pennsylvania — 1.00%- continued
Redevelopment Authority of the City of Philadelphia, Revenue, 5.57%, 11/1/2045	$1,250,000	$1,202,460
		2,663,874
Wisconsin — 0.45%
Public Finance Authority, 6.25%, 6/1/2031(a)	223,432	222,173
Public Finance Authority, Revenue, 5.29%, 7/1/2029	1,000,000	992,199
		1,214,372
Total Municipal Bonds (Cost $29,084,710)		28,302,454

NON U.S. GOVERNMENT & AGENCIES — 8.23%
Agency — 1.51%
Abu Dhabi National Energy Co., 5.13%, 8/3/2031	1,000,000	996,648
BNG Bank N.V., 3.88%, 4/29/2031	1,200,000	1,165,954
Caisse d’Amortissement de la Dette Sociale, 4.25%, 8/21/2029	900,000	890,455
Kreditanstalt fuer Wiederaufbau, 4.38%, 2/28/2034	1,000,000	983,658
		4,036,715
Multifamily — 1.57%
African Development Bank, 5.75%, Perpetual (H15T5Y + 1.575bps)(b)	1,000,000	977,457
Arab Petroleum Investments Corp., 5.43%, 5/2/2029	1,000,000	1,017,242
European Investment Bank, 0.75%, 9/23/2030	1,000,000	863,327
International Bank for Reconstruction & Development, EMTN, 4.75%, 3/31/2028(b)	500,000	498,550
International Development Association, 4.38%, 11/27/2029	850,000	847,653
		4,204,229
Sovereign — 1.21%
Brazilian Government International Bond, 5.50%, 2/4/2033	1,000,000	972,250
Canada Government International Bond, 4.00%, 3/18/2030	1,000,000	986,572
Republic of Italy Government International Bond, 6.00%, 7/14/2056	750,000	719,388
Serbia International Bond, 6.00%, 6/12/2034	575,000	574,973
		3,253,183
Supranational — 2.08%
Central American Bank for Economic Integration, 3.75%, 1/22/2029	675,000	662,232
Inter-American Development Bank, 3.80%, 11/12/2030	1,000,000	960,920
Inter-American Development Bank, GMTN, 3.50%, 4/12/2033	1,000,000	936,399
International Bank for Reconstruction & Development, 1.12%, 3/31/2032	1,000,000	985,370
International Bank for Reconstruction & Development, 1.75%, 7/31/2033	1,000,000	1,014,522
International Bank for Reconstruction & Development, 2.41%, 11/2/2040	1,000,000	992,452
		5,551,895
Financials — 1.45%
Export Development Canada, 4.13%, 2/13/2029	1,000,000	993,529
Export Development Canada, 4.75%, 6/5/2034	2,000,000	2,007,727
Province of Quebec Canada, 1.90%, 4/21/2031	1,000,000	888,865
		3,890,121
Local Authority — 0.41%
Province of Quebec Canada, 4.63%, 6/3/2036	1,125,000	1,090,995

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
August 31, 2026

	Principal
NON U.S. GOVERNMENT & AGENCIES — 8.23% - continued	Amount	Fair Value
Total Non U.S. Government & Agencies (Cost $22,346,935)		$22,027,138
TERM LOANS — 1.27%
Utilities — 0.90%
Constellation Renewables, LLC, 6.16%, 12/15/2027 (3M US SOFR + 200.000bps)(b)	$765,308	766,265
TerraForm Power Operating, LLC, 6.16%, 5/30/2029 (3M US SOFR + 200.000bps)(b)	1,089,137	1,089,817
Vistra Operations Co., LLC, 5.57%, 4/30/2031 (1M US SOFR + 200.000bps)(b)	548,250	548,250
		2,404,332
Communications — 0.37%
QTS Thunder Managing Issuer, LLC, 6.41%, 7/25/2033 (3M US SOFR + 225.000bps)(b)	1,000,000	995,875

Total Term Loans (Cost $3,392,002)		3,400,207
U.S. GOVERNMENT & AGENCIES — 31.21%
Fannie Mae Pool, 4.00%, 5/1/2044	589,604	554,416
Fannie Mae Pool, 2.50%, 7/1/2051	572,686	471,296
Fannie Mae Pool, 2.50%, 8/1/2051	106,251	88,648
Fannie Mae Pool, 2.50%, 12/1/2051	239,677	197,152
Fannie Mae Pool, 2.50%, 2/1/2052	981,669	815,528
Fannie Mae Pool, 2.50%, 2/1/2052	153,365	127,621
Fannie Mae Pool, 3.00%, 2/1/2052	254,067	217,355
Fannie Mae Pool, 3.00%, 4/1/2052	2,713,219	2,322,337
Fannie Mae Pool, 3.00%, 4/1/2052	2,043,941	1,767,153
Fannie Mae Pool, 3.50%, 4/1/2052	1,987,147	1,766,556
Fannie Mae Pool, 5.00%, 5/1/2052	131,367	127,786
Fannie Mae Pool, 3.50%, 6/1/2052	160,433	142,624
Fannie Mae Pool, 4.00%, 6/1/2052	2,027,457	1,860,535
Fannie Mae Pool, 4.50%, 6/1/2052	349,237	330,544
Fannie Mae Pool, 5.00%, 7/1/2052	341,699	333,350
Fannie Mae Pool, 4.00%, 8/1/2052	1,205,620	1,106,601
Fannie Mae Pool, 4.50%, 8/1/2052	1,570,987	1,490,268
Fannie Mae Pool, 4.00%, 9/1/2052	347,667	320,176
Fannie Mae Pool, 4.50%, 9/1/2052	1,576,761	1,490,395
Fannie Mae Pool, 5.00%, 9/1/2052	244,991	239,005
Fannie Mae Pool, 4.00%, 10/1/2052	658,526	606,460
Fannie Mae Pool, 4.50%, 10/1/2052	183,556	173,971
Fannie Mae Pool, 5.00%, 10/1/2052	505,653	492,827
Fannie Mae Pool, 4.50%, 11/1/2052	1,085,503	1,025,303
Fannie Mae Pool, 5.00%, 12/1/2052	482,065	469,193
Fannie Mae Pool, 5.00%, 2/1/2053	96,827	94,184
Fannie Mae Pool, 5.50%, 2/1/2053	313,831	313,236
Fannie Mae Pool, 6.00%, 2/1/2053	228,978	232,565
Fannie Mae Pool, 6.00%, 3/1/2053	177,908	180,880

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
August 31, 2026

U.S. GOVERNMENT & AGENCIES — 31.21% - continued	Principal Amount	Fair Value
Fannie Mae Pool, 5.00%, 4/1/2053	$1,018,030	$993,729
Fannie Mae Pool, 5.00%, 5/1/2053	139,745	135,984
Fannie Mae Pool, 5.50%, 6/1/2053	632,694	630,500
Fannie Mae Pool, 4.50%, 8/1/2053	763,837	721,034
Fannie Mae Pool, 5.00%, 8/1/2053	1,194,934	1,159,562
Fannie Mae Pool, 5.50%, 9/1/2053	133,091	132,393
Fannie Mae Pool, 5.50%, 10/1/2053	1,605,930	1,594,146
Fannie Mae Pool, 6.00%, 1/1/2054	160,060	161,976
Fannie Mae Pool, 5.50%, 4/1/2054	2,002,521	1,991,327
Fannie Mae Pool, 5.50%, 5/1/2054	4,209,640	4,171,829
Fannie Mae Pool, 6.00%, 6/1/2054	241,266	244,155
Fannie Mae Pool, 5.50%, 9/1/2054	106,231	105,262
Fannie Mae Pool, 5.50%, 10/1/2054	298,200	295,989
Fannie Mae Pool, 6.50%, 9/1/2056	80,000	82,526
Federal National Mortgage Association, 0.88%, 8/5/2030	1,000,000	871,203
Freddie Mac Pool, 3.00%, 2/1/2052	167,692	145,572
Freddie Mac Pool, 3.00%, 3/1/2052	978,365	835,904
Freddie Mac Pool, 4.00%, 4/1/2052	141,181	129,750
Freddie Mac Pool, 3.00%, 5/1/2052	528,672	451,956
Freddie Mac Pool, 3.00%, 6/1/2052	481,556	415,380
Freddie Mac Pool, 5.00%, 6/1/2053	1,954,055	1,896,000
Ginnie Mae II Pool, 3.00%, 12/20/2051	1,582,162	1,378,582
Ginnie Mae II Pool, 3.00%, 1/20/2052	172,571	150,366
Ginnie Mae II Pool, 3.50%, 7/20/2052	3,367,628	3,004,437
Ginnie Mae II Pool, 4.50%, 8/20/2052	741,738	705,495
Ginnie Mae II Pool, 4.00%, 9/20/2052	787,789	722,587
Ginnie Mae II Pool, 4.00%, 10/20/2052	1,286,791	1,183,031
Ginnie Mae II Pool, 4.50%, 10/20/2052	129,233	122,918
Ginnie Mae II Pool, 3.50%, 12/20/2052	427,772	379,306
Ginnie Mae II Pool, 4.50%, 12/20/2052	555,358	524,344
Ginnie Mae II Pool, 4.50%, 2/20/2053	118,202	111,754
Ginnie Mae II Pool, 5.00%, 2/20/2053	184,029	179,743
Ginnie Mae II Pool, 5.50%, 2/20/2053	65,390	65,404
Ginnie Mae II Pool, 3.00%, 8/20/2053	20,780	18,227
United States Treasury Note, 4.13%, 8/31/2028	6,546,000	6,518,256
United States Treasury Note, 4.25%, 8/15/2029	594,000	591,378
United States Treasury Note, 1.25%, 4/15/2031	8,000,000	7,867,454
United States Treasury Note, 4.50%, 8/31/2033	1,085,000	1,077,639
United States Treasury Note, 4.63%, 8/15/2036	3,157,000	3,124,197
United States Treasury Note, 5.13%, 8/15/2046	14,504,000	14,285,307
United States Treasury Note, 5.00%, 5/15/2056	5,240,000	5,043,909

Total U.S. Government & Agencies (Cost $84,987,944)		83,578,476
Total Investments — 99.42% (Cost $271,997,929)		266,244,811
Other Assets in Excess of Liabilities — 0.58%		1,555,782
NET ASSETS — 100.00%		$267,800,593

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Schedule of Investments (continued)
August 31, 2026

(a)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Less than 0.005%.

(d)	In default.

EMTN	- Euro Medium Term Note

GMTN	- Global Medium Term Note

MTN	- Medium Term Note

See accompanying notes which are an integral part of these financial statements.

OneAscent International Equity ETF
Schedule of Investments
August 31, 2026

COMMON STOCKS — 94.83%	Shares	Fair Value
Communications — 2.44%
Airtel Africa plc (United Kingdom)	1,220,331	$5,502,766
Millicom International Cellular S.A. (Luxembourg)	42,984	4,030,180
		9,532,946
Consumer Discretionary — 3.07%
NOK Corp. (Japan)	296,211	5,720,149
Seiko Group Corp. (Japan)	84,502	6,246,948
		11,967,097
Consumer Staples — 4.51%
GS Holdings Corp. (Korea (Republic of))	61,500	5,716,098
Kotobuki Spirits Co. Ltd. (Japan)	328,500	5,710,343
Pepco Group N.V. (Netherlands)	528,564	6,146,060
		17,572,501
Energy — 11.60%
Ampol Ltd. (Australia)	218,327	6,738,217
Motor Oil Hellas Corinth Refineries S.A. (Greece)	156,350	10,926,516
SBM Offshore N.V. (Netherlands)	160,000	6,521,204
Subsea 7 S.A. (Luxembourg)	239,953	8,855,074
Suncor Energy, Inc. (Canada)	114,954	7,691,247
Ultrapar Participacoes S.A. (Brazil)	672,800	4,487,757
		45,220,015
Financials — 34.68%
Ageas SA/NV (Belgium)	96,319	8,449,035
Banco BPM SpA (Italy)	266,200	4,973,273
Credicorp Ltd. (Bermuda)	39,977	14,646,773
EFG International A.G. (Switzerland)	159,658	3,160,332
flatexDEGIRO A.G. (Germany)	133,089	5,937,746
HSBC Holdings plc (United Kingdom)	506,475	10,488,542
Industrivarden A.B., Class C (Sweden)	422,766	23,749,188
Kyoto Financial Group, Inc. (Japan)	6,688	208,863
Legal & General Group plc (United Kingdom)	3,390,838	13,479,919
Nordnet A.B., Class A (Sweden)	81,057	3,055,372
SinoPac Financial Holdings Co. Ltd. (Taiwan Province Of China)	7,199,700	9,329,329
Sompo Holdings, Inc. (Japan)	294,158	12,613,111
Tokyo Century Corp. (Japan)	615,200	10,378,297
Toronto-Dominion Bank (The) (Canada)	1,710	206,873
TS Financial Holding Co. Ltd. (Taiwan Province Of China)	4,542,034	5,520,380
Wisdom Marine Lines Co. Ltd. (Cayman Islands)	1,250,000	3,708,462
XTB S.A. (Poland)	108,753	5,374,612
		135,280,107
Health Care — 3.47%
ALK-Abello A/S (Denmark)	103,562	3,360,386
Otsuka Holdings Co. Ltd. (Japan)	132,742	10,178,773
		13,539,159
Industrials — 14.27%
AP Moller - Maersk A/S, Series B (Denmark)	76	254,400
Construcciones y Auxiliar de Ferrocarriles S.A. (Spain)	101,919	8,407,400

See accompanying notes which are an integral part of these financial statements.

OneAscent International Equity ETF
Schedule of Investments (continued)
August 31, 2026

COMMON STOCKS — 94.83% - continued	Shares	Fair Value
Industrials — 14.27% - continued
Eva Airways Corp. (Taiwan Province Of China)	5,674,059	$7,513,414
Kinden Corp. (Japan)	87,640	3,846,761
Misumi Group, Inc. (Japan)	266,000	6,260,665
Mitsubishi Electric Corp. (Japan)	218,841	7,650,729
Promotora y Operadora de Infraestructura S.A.B. de (Mexico)	551,728	8,495,015
Safran S.A. (France)	22,322	8,739,995
Sunway Construction Group Bhd (Malaysia)	2,185,900	4,447,279
		55,615,658
Materials — 5.43%
Fortuna Mining Corp. (Canada)(a)	6,442	77,762
KCC Corp. (Korea (Republic of))	21,303	7,384,109
Shin-Etsu Chemical Co. Ltd. (Japan)	783	29,521
Teck Resources Ltd., Class B (Canada)	113,264	7,723,642
Tenaris S.A. (Luxembourg)	213,677	5,940,851
		21,155,885
Technology — 14.53%
ASML Holding N.V. - ADR (Netherlands)	4,449	7,545,548
Brother Industries Ltd. (Japan)	331,400	10,177,263
Murata Manufacturing Co. Ltd. (Japan)	660	29,709
Samsung Electronics Co. Ltd. (Korea (Republic of))	37,118	7,057,273
SK Hynix, Inc. (Korea (Republic of))	12,622	15,451,216
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan Province Of China)	216,000	16,378,083
		56,639,092
Utilities — 0.83%
Solaria Energia y Medio Ambiente S.A. (Spain)(a)	163,823	3,228,114

Total Common Stocks (Cost $316,250,023)		369,750,574

WARRANTS - 0.00%(b)
Technology — 0.00%(b)
Constellation Software, Inc., (Canada) Expiration Date 3/31/2040(c)	872	—
Total Warrants (Cost $0)		—
Total Investments — 94.83% (Cost $316,250,023)		369,750,574
Other Assets in Excess of Liabilities — 5.17%		20,153,979
NET ASSETS — 100.00%		$389,904,553

(a)	Non-income producing security.

(b)	Less than 0.005%.

(c)	Security is currently being valued according to the fair value procedures of the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

OneAscent Emerging Markets ETF
Schedule of Investments
August 31, 2026

COMMON STOCKS — 94.42%	Shares	Fair Value
Communications — 2.09%
Magyar Telekom Telecommunications plc (Hungary)	341,652	$2,748,250

Consumer Discretionary — 0.01%
Mahle Metal Leve S.A. (Brazil)	2,400	15,050

Consumer Staples — 4.41%
GS Holdings Corp. (Korea (Republic of))	40,605	3,774,019
Japfa Comfeed Indonesia Tbk P.T. (Indonesia)	63,735	7,902
Sime Darby Plantation Bhd (Malaysia)	1,275,200	2,014,724
		5,796,645
Energy — 4.01%
PTT Exploration & Production (Thailand)	4,439	19,883
SK, Inc. (Korea (Republic of))	2,650	1,056,140
Thai Oil PCL (Thailand)	829,994	1,602,208
Ultrapar Participacoes S.A. (Brazil)	390,700	2,606,074
		5,284,305
Financials — 22.40%
Bank Polska Kasa Opieki S.A. (Poland)	37,744	2,624,376
Cathay Real Estate Development Co. Ltd. (Taiwan Province Of China)	3,123,394	2,200,891
Credicorp Ltd. (Bermuda)	6,651	2,436,793
First BanCorp (Puerto Rico)	50,671	1,412,707
Karur Vysya Bank Ltd. (The) (India)	759,865	2,776,834
Multi Commodity Exchange of India Ltd. (India)	83,925	2,999,880
Powszechny Zaklad Ubezpieczen S.A. (Poland)	1,339	26,662
SinoPac Financial Holdings Co. Ltd. (Taiwan Province Of China)	3,423,520	4,436,177
SK Square Co. Ltd. (Korea (Republic of))	1,342	1,017,678
South Indian Bank Ltd. (The) (India)	4,763,477	2,286,618
TS Financial Holding Co. Ltd. (Taiwan Province Of China)	1,674,165	2,034,777
XTB S.A. (Poland)	47,701	2,357,400
Yuanta Financial Holding Co. Ltd. (Taiwan Province Of China)	1,371,853	2,828,651
		29,439,444
Health Care — 1.27%
Synektik S.A. (Poland)	18,588	1,671,044

Industrials — 10.88%
Eva Airways Corp. (Taiwan Province Of China)	2,229,266	2,951,925
GE Vernova T&D India Ltd. (India)	29,845	1,394,751
International Container Terminal Services, Inc. (Philippines)	171,004	2,426,075
L&K Engineering Co. Ltd. (Taiwan Province Of China)	54,000	1,285,390
Promotora y Operadora de Infraestructura S.A.B. de (Mexico)	191,301	2,945,482
Sunway Construction Group Bhd (Malaysia)	1,134,300	2,307,767
Talwandi Sabo Power Ltd. (India)(a)	2,634,332	974,316
		14,285,706
Materials — 7.82%
Grupo Mexico S.A.B. de C.V., Class B (Mexico)	390,862	5,348,726
National Aluminium Co. Ltd. (India)	548,296	2,199,091
Press Metal Aluminium Holdings Bhd (Malaysia)	801,400	1,592,647

See accompanying notes which are an integral part of these financial statements.

OneAscent Emerging Markets ETF
Schedule of Investments (continued)
August 31, 2026

COMMON STOCKS — 94.42% - continued	Shares	Fair Value
Materials — 7.82% - continued
Vedanta Iron and Steel Ltd. (India)(a)	2,935,035	$1,136,446
		10,276,910
Real Estate — 4.02%
Allos S.A. (Brazil)	350,389	1,806,317
JHSF Participacoes S.A. (Brazil)	512,200	1,060,740
Multiplan Empreendimentos Imobiliarios S.A. (Brazil)	446,394	2,404,628
		5,271,685
Technology — 36.65%
Accton Technology Corp. (Taiwan Province Of China)	52,249	3,352,251
ADATA Technology Co. Ltd. (Taiwan Province Of China)	207,000	2,698,610
Nanya Technology Corp. (Taiwan Province Of China)	74,811	1,280,736
Phison Electronics Corp. (Taiwan Province Of China)	16,320	1,113,967
Samsung Electronics Co. Ltd. (Korea (Republic of))	67,479	12,829,832
SK Hynix, Inc. (Korea (Republic of))	5,605	6,861,358
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan Province Of China)	219,996	16,681,077
United Microelectronics Corp. (Taiwan Province Of China)	396,262	1,611,634
Winbond Electronics Corp. (Taiwan Province Of China)	296,000	1,703,134
		48,132,599
Utilities — 0.86%
Malco Energy Ltd. (India)(a)	2,784,613	1,133,239
Perusahaan Gas Negara Tbk P.T. (Indonesia)	123,459	10,645
		1,143,884
Total Common Stocks/ Investments — 94.42% (Cost $80,790,208)		124,065,522

Other Assets in Excess of Liabilities — 5.58%		7,326,511
NET ASSETS — 100.00%		$131,392,033

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

OneAscent Enhanced Small and Mid Cap ETF
Schedule of Investments
August 31, 2026

COMMON STOCKS — 90.27%	Shares	Fair Value
Communications — 2.84%
Expedia Group, Inc.	1,665	$528,005
Lyft, Inc., Class A(a)	35,388	598,057
New York Times Co. (The), Class A	10,571	711,111
Roku, Inc.(a)	5,322	835,182
		2,672,355
Consumer Discretionary — 9.99%
Callaway Golf Co.(a)	52,885	830,823
Cricut, Inc., Class A	58,657	346,076
Flexsteel Industries, Inc.	2,186	173,874
Freshpet, Inc.(a)	2,431	169,830
Hasbro, Inc.	21,301	2,004,425
Interface, Inc.	22,239	843,303
Kohl’s Corp.	11,840	210,989
Levi Strauss & Co., Class A	22,224	461,370
Lindblad Expeditions Holdings, Inc.(a)	10,014	265,972
OPENLANE, Inc.(a)	25,498	907,729
Polaris, Inc.	2,983	192,523
Ralph Lauren Corp.	4,808	1,667,895
Rocky Brands, Inc.	7,053	318,866
Tapestry, Inc.	2,851	351,785
Urban Outfitters, Inc.(a)	7,935	640,275
		9,385,735
Consumer Staples — 1.59%
Andersons, Inc. (The)	7,804	506,245
Five Below, Inc.(a)	2,948	727,685
Vita Coco Co., Inc. (The)(a)	4,495	263,924
		1,497,854
Energy — 4.52%
APA Corp.	20,789	897,045
EnerSys	4,875	896,318
HF Sinclair Corp.	13,381	1,359,643
SandRidge Energy, Inc.	12,575	177,559
SM Energy Co.	13,394	497,989
Valaris Ltd.(a)	4,798	414,403
		4,242,957
Financials — 23.30%
1st Source Corp.	15,365	1,315,705
Affiliated Managers Group, Inc.	4,323	1,591,686
Amerant Bancorp, Inc.	37,008	1,062,500
Assurant, Inc.	3,715	1,047,110
Bankwell Financial Group, Inc.	15,191	998,656
Bread Financial Holdings, Inc.	7,087	740,379
Community Trust Bancorp, Inc.	4,064	309,392
Encore Capital Group, Inc.(a)	3,776	366,310
Federated Hermes, Inc., Class B	7,665	487,877
Financial Institutions, Inc.	26,145	1,059,395

See accompanying notes which are an integral part of these financial statements.

OneAscent Enhanced Small and Mid Cap ETF
Schedule of Investments (continued)
August 31, 2026

COMMON STOCKS — 90.27% - continued	Shares	Fair Value
Financials — 23.30% - continued
First Financial Corp.	5,382	$421,303
Flywire Corp.(a)	52,015	982,563
Hanover Insurance Group, Inc. (The)	5,093	1,151,578
HCI Group, Inc.	2,550	473,612
HomeTrust Bancshares, Inc.	28,490	1,323,077
Horace Mann Educators Corp.	6,032	306,968
Invesco Ltd.	34,248	1,122,649
Northern Trust Corp.	6,567	1,218,572
Palomar Holdings, Inc.	1,324	175,523
Peoples Bancorp, Inc.	22,080	869,290
Ponce Financial Group, Inc.(a)	33,990	689,317
Radian Group, Inc.	3,805	136,447
Reinsurance Group of America, Inc.	8,827	2,171,794
SuRo Capital Corp.	73,133	740,837
Third Coast Bancshares, Inc.(a)	9,565	426,599
United Fire Group, Inc.	6,826	367,717
WisdomTree, Inc.	13,512	325,099
		21,881,955
Health Care — 14.61%
10X Genomics, Inc., Class A(a)	8,559	534,510
Adaptive Biotechnologies Corp.(a)	14,778	368,268
Arvinas, Inc.(a)	18,646	171,543
Bioventus, Inc.(a)	41,514	566,666
BrightSpring Health Services, Inc.(a)	8,321	485,947
Cerus Corp.(a)	82,370	217,457
Emergent BioSolutions, Inc.(a)	22,075	134,658
Exelixis, Inc.(a)	18,668	1,020,020
Globus Medical, Inc., Class A(a)	16,910	1,375,966
Illumina, Inc.(a)	3,248	693,869
Incyte Corp.(a)	8,715	1,073,862
Indivior Pharmaceuticals, Inc.(a)	11,753	410,532
LifeStance Health Group, Inc.(a)	33,447	413,405
Medpace Holdings, Inc.(a)	681	404,507
Natera, Inc.(a)	1,101	354,478
Neurocrine Biosciences, Inc.(a)	1,380	212,561
NeuroPace, Inc.(a)	9,307	136,348
Phibro Animal Health Corp., Class A	4,376	165,150
Precigen, Inc.(a)	32,950	228,344
PTC Therapeutics, Inc.(a)	5,029	349,717
Puma Biotechnology, Inc.(a)	38,387	349,706
Royalty Pharma plc, Class A	34,669	2,129,022
Sarepta Therapeutics, Inc.(a)	21,843	459,358
SI-BONE, Inc.(a)	12,097	230,085
Supernus Pharmaceuticals, Inc.(a)	2,865	126,662
Syndax Pharmaceuticals, Inc.(a)	26,965	520,155
Travere Therapeutics, Inc.(a)	5,471	362,618

See accompanying notes which are an integral part of these financial statements.

OneAscent Enhanced Small and Mid Cap ETF
Schedule of Investments (continued)
August 31, 2026

COMMON STOCKS — 90.27% - continued	Shares	Fair Value
Health Care — 14.61% - continued
Veracyte, Inc.(a)	5,452	$235,472
		13,730,886
Industrials — 10.30%
AMMO, Inc.(a)	87,886	189,834
Bel Fuse, Inc., Class B	2,140	533,449
Brink’s Co. (The)	2,818	306,965
CECO Environmental Corp.(a)	7,364	524,317
Comfort Systems USA, Inc.	335	517,782
Dorian, L.P.G Ltd.	9,393	470,026
Dycom Industries, Inc.(a)	542	157,836
Expeditors International of Washington, Inc.	1,316	249,579
Healthcare Services Group, Inc.(a)	11,808	259,658
Innovative Solutions and Support, Inc.(a)	12,972	246,468
ITT, Inc.	2,152	431,024
Kennametal, Inc.	18,715	549,098
Kimball Electronics, Inc.(a)	9,084	214,564
Mueller Industries, Inc.	3,623	226,111
nLight, Inc.(a)	6,397	270,401
Ondas, Inc.(a)	26,701	204,396
Powell Industries, Inc.	2,481	445,910
Sterling Infrastructure, Inc.(a)	656	308,366
Terex Corp.	5,021	318,884
TriNet Group, Inc.	8,517	598,660
Trinity Industries, Inc.	20,091	579,023
UL Solutions, Inc., Class A	3,072	228,925
United Airlines Holdings, Inc.(a)	1,620	174,944
Watts Water Technologies, Inc., Class A	4,058	1,484,213
Xometry, Inc., Class A(a)	2,014	186,678
		9,677,111
Materials — 6.28%
Alcoa Corp.	15,230	760,739
CF Industries Holdings, Inc.	12,555	1,632,526
Crown Holdings, Inc.	12,653	1,472,683
Idaho Strategic Resources, Inc.(a)	5,338	173,699
Kaiser Aluminum Corp.	6,517	1,034,768
LSB Industries, Inc.(a)	21,725	231,806
Magnera Corp.(a)	10,136	127,308
NWPX Infrastructure, Inc.(a)	2,577	283,264
Perimeter Solutions, Inc.(a)	6,111	186,386
		5,903,179
Real Estate — 0.15%
Five Point Holdings, LLC(a)	27,592	140,167

Technology — 14.28%
ACI Worldwide, Inc.(a)	3,787	201,771
Alignment Healthcare, Inc.(a)	11,962	160,291
Axcelis Technologies, Inc.(a)	1,881	216,936

See accompanying notes which are an integral part of these financial statements.

OneAscent Enhanced Small and Mid Cap ETF
Schedule of Investments (continued)
August 31, 2026

COMMON STOCKS — 90.27% - continued	Shares	Fair Value
Technology — 14.28% - continued
Credo Technology Group Holding Ltd.(a)	1,878	$424,785
Daktronics, Inc.(a)	19,477	380,386
Digi International, Inc.(a)	5,729	429,331
Dynatrace, Inc.(a)	3,202	174,797
Fastly, Inc., Class A(a)	26,568	605,485
Flex Ltd.(a)	10,503	1,147,453
GigaCloud Technology, Inc., Class A(a)	5,339	259,102
Harmonic, Inc.(a)	17,510	209,770
Jabil, Inc.	1,878	573,278
JFrog Ltd.(a)	6,459	646,352
Marqeta, Inc.(a)	19,787	324,903
MKS, Inc.	3,385	867,372
MongoDB, Inc.(a)	616	279,276
NetScout Systems, Inc.(a)	9,170	356,071
Okta, Inc.(a)	2,532	438,137
Oscar Health, Inc., Class A(a)	10,264	307,509
Qualys, Inc.(a)	1,434	266,925
Remitly Global, Inc.(a)	26,820	717,167
RingCentral, Inc., Class A	5,762	401,150
Rubrik, Inc., Class A(a)	4,690	436,358
Sanmina Corp.(a)	1,988	391,079
Teradata Corp.(a)	13,729	398,141
Toast, Inc., Class A(a)	4,905	167,211
Twilio, Inc., Class A(a)	2,249	529,932
Unity Software, Inc.(a)	7,167	301,731
Viasat, Inc.(a)	3,981	267,802
Viavi Solutions, Inc.(a)	30,063	1,090,986
Vicor Corp.(a)	2,369	444,614
		13,416,101
Utilities — 2.41%
New Jersey Resources Corp.	42,526	2,268,337
Total Common Stocks (Cost $73,274,554)		84,816,637

RIGHT - 0.00%(b)	Shares	Fair Value
Biogen, Inc., Expiration Date 12/31/2031	7,503	$—
Total Right Cost ($1,501)		—
Total Investments — 90.27% (Cost $73,276,055)		84,816,637
Other Assets in Excess of Liabilities — 9.73%		9,141,952
NET ASSETS — 100.00%		$93,958,589

(a)	Non-income producing security.

(b)	Less than 0.005%.

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Assets and Liabilities
August 31, 2026

	OneAscent	OneAscent	OneAscent
	Large Cap	Core Plus	International
	Core ETF	Bond ETF	Equity ETF
Assets
Investments in securities, at fair value (cost $197,215,688, $271,997,929 and $316,250,023)	$261,865,165	$266,244,811	$369,750,574
Cash	1,987,422	205,376	46,539,936
Receivable for investments sold	—	7,866,779	—
Dividend and interest receivable	219,152	2,187,309	477,623
Tax reclaims receivable	—	—	983,375
Prepaid expenses and other assets	4,448	4,534	3,339
Total Assets	264,076,187	276,508,809	417,754,847

Liabilities
Payable for investments purchased	—	7,596,989	20,955,743
Payable for distributions to shareholders	—	928,800	—
Due to custodian	—	—	6,581,705
Payable to Adviser	63,858	104,139	205,180
Payable to affiliates	16,875	19,349	23,525
Payable for audit and tax	20,629	21,229	21,729
Payable to trustees	5,412	5,412	5,413
Accrued custody fee	15,021	6,489	50,552
Other accrued expenses	12,042	25,809	6,447
Total Liabilities	133,837	8,708,216	27,850,294
Net Assets	$263,942,350	$267,800,593	$389,904,553
Net Assets consist of:
Paid-in capital	$194,537,044	$282,905,429	$334,991,467
Accumulated earnings (deficit)	69,405,306	(15,104,836)	54,913,086
Net Assets	$263,942,350	$267,800,593	$389,904,553
Shares outstanding (unlimited number of shares authorized, no par value)	6,325,000	12,000,000	8,050,000
Net asset value per share	$41.73	$22.32	$48.44

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Assets and Liabilities (continued)
August 31, 2026

		OneAscent
		Enhanced
	OneAscent	Small and
	Emerging	Mid Cap
	Markets ETF	ETF
Assets
Investments in securities, at fair value (cost $80,790,208 and $73,276,055)	$124,065,522	$84,816,637
Foreign currency (cost $37,963 and $–)	38,108	—
Cash	7,180,958	9,158,498
Dividend and interest receivable	231,031	55,790
Tax reclaims receivable	10,536	—
Prepaid expenses and other assets	3,894	5,225
Total Assets	131,530,049	94,036,150

Liabilities
Payable to Adviser	83,874	24,221
Payable to affiliates	10,526	8,434
Payable for audit and tax	21,729	20,629
Payable to trustees	5,413	5,412
Accrued custody fee	7,641	9,106
Other accrued expenses	8,833	9,759
Total Liabilities	138,016	77,561
Net Assets	$131,392,033	$93,958,589
Net Assets consist of:
Paid-in capital	$88,439,361	$81,861,750
Accumulated earnings	42,952,672	12,096,839
Net Assets	$131,392,033	$93,958,589
Shares outstanding (unlimited number of shares authorized, no par value)	2,675,000	2,725,000
Net asset value per share	$49.12	$34.48

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Operations
For the year ended August 31, 2026

	OneAscent	OneAscent	OneAscent
	Large Cap	Core Plus	International
	Core ETF	Bond ETF	Equity ETF
Investment Income
Dividend income (net of foreign taxes withheld of $2,558, $– and $1,148,425)	$2,484,797	$212,338	$6,917,858
Interest income	25,207	11,579,242	563,624
Tax reclaims received	2,357	—	323,579
Total investment income	2,512,361	11,791,580	7,805,061

Expenses
Adviser	727,998	1,172,672	2,235,691
Administration	153,673	181,913	213,857
Custodian	56,313	33,189	167,471
Legal	21,833	21,833	21,833
Trustee	21,650	21,650	21,650
Audit and tax	20,761	21,360	21,860
Report printing	17,026	15,207	26,495
Compliance services	15,802	24,062	17,844
Transfer agent	12,405	25,429	17,185
Insurance	5,357	5,681	6,161
Pricing	4,933	47,937	2,872
Miscellaneous	62,385	68,167	80,094
Total expenses	1,120,136	1,639,100	2,833,013
Fees recouped (waived) by Adviser	(103,283)	(20,506)	(8,677)
Net operating expenses	1,016,853	1,618,594	2,824,336
Net investment income	1,495,508	10,172,986	4,980,725
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	5,070,204	(2,386,896)	(1,302,633)
In-kind redemptions	2,758,257	—	57,281,751
Foreign currency transactions	—	—	(58,204)
Change in unrealized appreciation (depreciation) on:
Investment securities	36,713,521	(4,407,288)	5,701,988
Foreign currency translations	—	—	36,374
Net realized and change in unrealized gain (loss) on investment securities	44,541,982	(6,794,184)	61,659,276
Net increase in net assets resulting from operations	$46,037,490	$3,378,802	$66,640,001

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Operations (continued)
For the year ended August 31, 2026

		OneAscent
		Enhanced
	OneAscent	Small and
	Emerging	Mid Cap
	Markets ETF	ETF
Investment Income
Dividend income (net of foreign taxes withheld of $429,238 and $–)	$2,334,938	$862,147
Interest income	195,403	—
Tax reclaims received	8,716	—
Total investment income	2,539,057	862,147

Expenses
Adviser	703,717	254,493
Custodian	133,635	24,153
Administration	82,627	68,774
Audit and tax	22,839	20,760
Legal	21,833	21,833
Trustee	21,647	21,650
Report printing	17,296	21,398
Transfer agent	16,885	11,103
Compliance services	13,689	13,689
Insurance	4,489	5,046
Pricing	2,149	4,555
Miscellaneous	51,500	44,232
Total expenses	1,092,306	511,686
Fees recouped (waived) by Adviser	78,795	(45,289)
Net operating expenses	1,171,101	466,397
Net investment income	1,367,956	395,750
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	(760,734)	752,533
In-kind redemptions	49,813	5,225,079
Foreign currency transactions	56,662	—
Change in unrealized appreciation on:
Investment securities	36,277,667	9,046,433
Foreign currency translations	7,169	—
Net realized and change in unrealized gain (loss) on investment securities	35,630,577	15,024,045
Net increase in net assets resulting from operations	$36,998,533	$15,419,795

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Changes in Net Assets

	OneAscent Large Cap Core ETF		OneAscent Core Plus Bond ETF
	For the Year	For the Year	For the Year	For the Year
	Ended August	Ended August	Ended August	Ended August
	31, 2026	31, 2025	31, 2026	31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,495,508	$1,089,722	$10,172,986	$7,729,586
Net realized gain (loss) on investment securities and foreign currency transactions	7,828,461	7,020,553	(2,386,896)	(1,111,699)
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	36,713,521	15,114,527	(4,407,288)	(824,969)
Net increase in net assets resulting from operations	46,037,490	23,224,802	3,378,802	5,792,918
Distributions to Shareholders From:
Earnings	(1,172,840)	(859,050)	(10,137,070)	(7,613,350)
Total distributions	(1,172,840)	(859,050)	(10,137,070)	(7,613,350)
Capital Transactions
Proceeds from shares sold	75,309,632	43,704,301	97,327,372	43,174,356
Amount paid for shares redeemed	(8,116,924)	(30,397,201)	(9,100,632)	(18,101,350)
Net increase in net assets resulting from capital transactions	67,192,708	13,307,100	88,226,740	25,073,006
Total Increase in Net Assets	112,057,358	35,672,852	81,468,472	23,252,574
Net Assets
Beginning of period	$151,884,992	$116,212,140	$186,332,121	$163,079,547
End of period	$263,942,350	$151,884,992	$267,800,593	$186,332,121
Share Transactions
Shares sold	2,050,000	1,450,000	4,250,000	1,900,000
Shares redeemed	(225,000)	(1,000,000)	(400,000)	(800,000)
Net increase in shares outstanding	1,825,000	450,000	3,850,000	1,100,000

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Changes in Net Assets (continued)

	OneAscent International Equity		OneAscent Emerging Markets
	ETF		ETF
	For the Year	For the Year	For the Year	For the Year
	Ended August	Ended August	Ended August	Ended August
	31, 2026	31, 2025	31, 2026	31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$4,980,725	$2,570,835	$1,367,956	$637,495
Net realized gain (loss) on investment securities and foreign currency transactions	55,920,914	3,164,410	(654,259)	2,549,893
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	5,738,362	29,125,209	36,284,836	(208,539)
Net increase in net assets resulting from operations	66,640,001	34,860,454	36,998,533	2,978,849
Distributions to Shareholders From:
Earnings	(2,546,250)	(3,193,840)	(608,020)	(498,187)
Total distributions	(2,546,250)	(3,193,840)	(608,020)	(498,187)
Capital Transactions
Proceeds from shares sold	265,978,862	78,749,075	41,602,088	9,476,804
Amount paid for shares redeemed	(169,267,706)	(13,635,430)	(2,308,014)	(32,003,706)
Net increase (decrease) in net assets resulting from capital transactions	96,711,156	65,113,645	39,294,074	(22,526,902)
Total Increase (Decrease) in Net Assets	160,804,907	96,780,259	75,684,587	(20,046,240)
Net Assets
Beginning of period	$229,099,646	$132,319,387	$55,707,446	$75,753,686
End of period	$389,904,553	$229,099,646	$131,392,033	$55,707,446
Share Transactions
Shares sold	6,150,000	2,325,000	1,000,000	300,000
Shares redeemed	(3,950,000)	(400,000)	(50,000)	(1,075,000)
Net increase (decrease) in shares outstanding	2,200,000	1,925,000	950,000	(775,000)

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Statements of Changes in Net Assets (continued)

	OneAscent Enhanced Small and
	Mid Cap ETF
	For the Year	For the Year
	Ended August	Ended August
	31, 2026	31, 2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$395,750	$210,220
Net realized gain (loss) on investment securities and foreign currency transactions	5,977,612	(420,072)
Change in unrealized appreciation on investment securities and foreign currency translations	9,046,433	1,879,236
Net increase in net assets resulting from operations	15,419,795	1,669,384
Distributions to Shareholders From:
Earnings	(361,560)	(80,990)
Total distributions	(361,560)	(80,990)
Capital Transactions
Proceeds from shares sold	63,642,374	22,501,654
Amount paid for shares redeemed	(19,837,830)	—
Net increase in net assets resulting from capital transactions	43,804,544	22,501,654
Total Increase in Net Assets	58,862,779	24,090,048
Net Assets
Beginning of period	$35,095,810	$11,005,762
End of period	$93,958,589	$35,095,810
Share Transactions
Shares sold	2,075,000	850,000
Shares redeemed	(600,000)	—
Net increase in shares outstanding	1,475,000	850,000

See accompanying notes which are an integral part of these financial statements.

OneAscent Large Cap Core ETF
Financial Highlights

(For a share outstanding during each period)

					For the
	For the	For the	For the	For the	Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023	2022(a)
Selected Per Share Data:
Net asset value, beginning of period	$33.75	$28.69	$23.36	$20.31	$25.00
Investment operations:
Net investment income	0.22	0.25	0.17	0.12	0.04
Net realized and unrealized gain (loss) on investments	7.98	5.02	5.26	3.01	(4.72)
Total from investment operations	8.20	5.27	5.43	3.13	(4.68)
Less distributions to shareholders from:
Net investment income	(0.22)	(0.21)	(0.10)	(0.08)	(0.01)
Total distributions	(0.22)	(0.21)	(0.10)	(0.08)	(0.01)
Net asset value, end of period	$41.73	$33.75	$28.69	$23.36	$20.31
Market price, end of period	$41.81	$33.74	$28.72	$23.37	$20.35
Total Return(b)	24.39%	18.45%	23.31%	15.48%	(18.71	%) (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$263,942	$151,885	$116,212	$37,383	$58,378
Ratio of net expenses to average net assets	0.49%	0.49%	0.58%	0.86%	0.81	% (d)
Ratio of gross expenses to average net assets before waiver	0.54%	0.58%	0.64%	0.86%	0.81	% (d)
Ratio of net investment income to average net assets	0.72%	0.84%	0.87%	0.60%	0.28	% (d)
Portfolio turnover rate(e)	35%	28%	95%	105%	52	% (c)

(a)	For the period November 15, 2021 (commencement of operations) to August 31, 2022.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent Core Plus Bond ETF
Financial Highlights

(For a share outstanding during each period)

					For the
	For the	For the	For the	For the	Period
	Year Ended	Year Ended	Year Ended	Year Ended	Ended
	August 31,	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023	2022(a)
Selected Per Share Data:
Net asset value, beginning of period	$22.86	$23.13	$22.34	$23.46	$25.00
Investment operations:
Net investment income	0.98	1.03	0.98	0.87	0.24
Net realized and unrealized gain (loss) on investments	(0.54)	(0.28)	0.80	(1.12)	(1.55)
Total from investment operations	0.44	0.75	1.78	(0.25)	(1.31)
Less distributions to shareholders from:
Net investment income	(0.98)	(1.02)	(0.99)	(0.87)	(0.23)
Total distributions	(0.98)	(1.02)	(0.99)	(0.87)	(0.23)
Net asset value, end of period	$22.32	$22.86	$23.13	$22.34	$23.46
Market price, end of period	$22.33	$22.86	$23.14	$22.33	$23.40
Total Return(b)	1.91%	3.35%	8.23%	(1.05%)	(5.23	%) (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$267,801	$186,332	$163,080	$109,483	$105,563
Ratio of net expenses to average net assets	0.69%	0.74%	0.74%	0.77%	0.83	% (d)
Ratio of gross expenses to average net assets before waiver	0.70%	0.74%	0.74%	0.77%	0.83	% (d)
Ratio of net investment income to average net assets	4.33%	4.57%	4.39%	3.83%	2.51	% (d)
Portfolio turnover rate(e)	179%	129%	197%	128%	122	% (c)

(a)	For the period March 30, 2022 (commencement of operations) to August 31, 2022.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent International Equity ETF
Financial Highlights

(For a share outstanding during each period)

				For the
	For the	For the	For the	Period
	Year Ended	Year Ended	Year Ended	Ended
	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$39.16	$33.71	$30.29	$25.00
Investment operations:
Net investment income	0.62	0.51	0.56	0.58
Net realized and unrealized gain on investments	9.07	5.71	3.44	4.87
Total from investment operations	9.69	6.22	4.00	5.45
Less distributions to shareholders from:
Net investment income	(0.41)	(0.77)	(0.54)	(0.16)
Net realized gains	—	—	(0.04)	—
Total distributions	(0.41)	(0.77)	(0.58)	(0.16)
Net asset value, end of period	$48.44	$39.16	$33.71	$30.29
Market price, end of period	$48.42	$39.04	$33.83	$30.44
Total Return(b)	24.92%	18.95%	13.45%	21.89	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$389,905	$229,100	$132,319	$82,549
Ratio of net expenses to average net assets	0.93%	0.95%	0.95%	0.95	% (d)
Ratio of gross expenses to average net assets before waiver	0.94%	0.95%	0.99%	1.11	% (d)
Ratio of net investment income to average net assets	1.65%	1.52%	2.16%	2.04	% (d)
Portfolio turnover rate(e)	122%	40%	31%	13	% (c)

(a)	For the period September 14, 2022 (commencement of operations) to August 31, 2023.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent Emerging Markets ETF
Financial Highlights

(For a share outstanding during each period)

				For the
	For the	For the	For the	Period
	Year Ended	Year Ended	Year Ended	Ended
	August 31,	August 31,	August 31,	August 31,
	2026	2025	2024	2023(a)
Selected Per Share Data:
Net asset value, beginning of period	$32.29	$30.30	$27.93	$25.00
Investment operations:
Net investment income	0.46	0.43	0.14	0.35
Net realized and unrealized gain on investments	16.65	1.83	2.71	2.59
Total from investment operations	17.11	2.26	2.85	2.94
Less distributions to shareholders from:
Net investment income	(0.28)	(0.27)	(0.19)	(0.01)
Net realized gains	—	—	(0.29)	—
Total distributions	(0.28)	(0.27)	(0.48)	(0.01)
Net asset value, end of period	$49.12	$32.29	$30.30	$27.93
Market price, end of period	$49.00	$32.38	$30.29	$27.85
Total Return(b)	53.30%	7.53%	10.26%	11.77	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$131,392	$55,707	$75,754	$31,426
Ratio of net expenses to average net assets	1.23%	1.25%	1.25%	1.25	% (d)
Ratio of gross expenses to average net assets before waiver	1.15%	1.22%	1.20%	1.73	% (d)
Ratio of net investment income to average net assets	1.44%	1.15%	1.29%	1.54	% (d)
Portfolio turnover rate(e)	121%	42%	35%	45	% (c)

(a)	For the period September 14, 2022 (commencement of operations) to August 31, 2023.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent Enhanced Small and Mid Cap ETF
Financial Highlights

(For a share outstanding during the period)

			For the
	For the	For the	Period
	Year Ended	Year Ended	Ended
	August 31,	August 31,	August 31,
	2026	2025	2024(a)
Selected Per Share Data:
Net asset value, beginning of period	$28.08	$27.51	$25.00
Investment operations:
Net investment income	0.08	0.15	0.05
Net realized and unrealized gain on investments	6.48	0.54	2.46
Total from investment operations	6.56	0.69	2.51
Less distributions to shareholders from:
Net investment income	(0.16)	(0.03)	—
Net realized gains	—	(0.09)	—
Total distributions	(0.16)	(0.12)	—
Net asset value, end of period	$34.48	$28.08	$27.51
Market price, end of period	$34.47	$28.15	$27.52
Total Return(b)	23.44%	2.54%	10.04	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$93,959	$35,096	$11,006
Ratio of net expenses to average net assets	0.64%	0.64%	0.64	% (d)
Ratio of gross expenses to average net assets before waiver	0.70%	1.33%	4.96	% (d)
Ratio of net investment income to average net assets	0.54%	1.05%	1.31	% (d)
Portfolio turnover rate(e)	128%	32%	—	% (c)

(a)	For the period June 12, 2024 (commencement of operations) to August 31, 2024.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

OneAscent ETFs
Notes to the Financial Statements
August 31, 2026

NOTE 1. ORGANIZATION

OneAscent Large Cap Core ETF (the “Large Cap Core ETF”), OneAscent Core Plus Bond ETF (the “Core Plus Bond ETF”), OneAscent International Equity ETF (the “International Equity ETF”), OneAscent Emerging Markets ETF (the “Emerging Markets ETF”) and OneAscent Enhanced Small and Mid Cap ETF (the “Enhanced Small and Mid Cap ETF”, formerly OneAscent Small Cap Core ETF) (each a “Fund” and collectively the “Funds”) are registered under the Investment Company Act of 1940, as amended (“1940 Act”), as diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Board. The Funds’ investment adviser is OneAscent Investment Solutions, LLC (the “Adviser”). The Adviser has retained Teachers Advisors, LLC (the “Sub-Adviser”) to serve as sub-adviser to the Core Plus Bond ETF. As of July 31, 2026, Teachers Advisors, LLC merged into Nuveen Asset Management, LLC. Nuveen Asset Management, LLC has assumed the sub-advisory responsibilities for the Fund. The investment objective of the Large Cap Core ETF is to seek closely to replicate the returns of the S&P 500 Index, before deduction of expenses, using an investment universe that is subjected to the OneAscent Values-Based Screening process. The investment objective of the Core Plus Bond ETF is to seek total return, with an emphasis on income as the source of that total return, while giving special consideration to certain Values-Based Screening and Impact criteria. The investment objective of the International Equity ETF and Emerging Markets ETF is to seek to achieve long-term capital appreciation. The investment objective of the Enhanced Small and Mid Cap ETF is to seek to outperform the Bloomberg US 2500 Total Return Index, before deduction of expenses, using an instrument universe that is subjected to the OneAscent Values-Based Screening process.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is the President and Principal Executive Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2026

from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the fiscal year ended August 31, 2026, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the fiscal year ended August 31, 2026, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous tax year end and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2026

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Dividends and Distributions – The Core Plus Bond ETF typically distributes dividends from net investment income monthly and any realized net capital gains, if any, to shareholders annually. The Large Cap Core ETF, International Equity ETF, Emerging Markets ETF and Enhanced Small and Mid Cap ETF ordinarily distribute dividends from net investment income, if any, annually and distribute net realized capital gains, if any, to shareholders annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2026

For the fiscal year ended August 31, 2026, the Funds made the following reclassifications to increase (decrease) the components of net assets:

		Accumulated Earnings
	Paid-In Capital	(Deficit)
Large Cap Core ETF	$2,795,629	$(2,795,629)
Core Plus Bond ETF	$—	$—
International Equity ETF	$56,345,059	$(56,345,059)
Emerging Markets ETF	$49,813	$(49,813)
Enhanced Small and Mid Cap ETF	$5,244,518	$(5,244,518)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2026

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser, as Valuation Designee, decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2026

prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Funds might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2026

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2026:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3		Total
Common Stocks(a)	$261,865,165	$—	$—		$261,865,165
Total	$261,865,165	$—	$—		$261,865,165
Core Plus Bond ETF
Asset Backed Securities	$—	$23,306,985	$—		$23,306,985
Collateralized Mortgage Obligations	—	2,097,795	—		2,097,795
Corporate Bonds	—	103,531,756	—		103,531,756
Municipal Bonds	—	28,302,454	—		28,302,454
Non U.S. Government & Agencies	—	22,027,138	—		22,027,138
Term Loans	—	3,400,207	—		3,400,207
U.S. Government & Agencies	—	83,578,476	—		83,578,476
Total	$—	$266,244,811	$—		$266,244,811
International Equity ETF
Common Stocks(a)	$369,750,574	$—	$—		$369,750,574
Warrants	—	—	—	(b)	—
Total	$369,750,574	$—	$—		$369,750,574
Emerging Markets ETF
Common Stocks(a)	$124,065,522	$—	$—		$124,065,522
Total	$124,065,522	$—	$—		$124,065,522
Enhanced Small and Mid Cap ETF
Common Stocks(a)	$84,816,637	$—	$—		$84,816,637
Right	—	—	—	(c)	—
Total	$84,816,637	$—	$—		$84,816,637

(a)	Refer to Schedule of investments for sector classifications.

(b)	Constellation Software, Inc., is currently being fair valued according to the fair value procedures of the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee.

(c)	Biogen, Inc., is currently being fair valued according to the fair value procedures of the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee.

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2026

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund, manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly as follows:

					Enhanced
	Large Cap	Core Plus	International	Emerging	Small and Mid
	Core ETF	Bond ETF	Equity ETF	Markets ETF	Cap ETF
Management fee rate	0.35%	0.50%	0.74%	0.74%	0.35%
Management fees earned	$727,998	$1,172,672	$2,235,691	$703,717	$254,493
Management fees (waived) recouped	$(103,283)	$(20,506)	$(8,677)	$78,795	$(45,289)

The Adviser has retained the Sub-Adviser to provide portfolio management and related services to the Core Plus Bond ETF. The Sub-Adviser receives a fee from the Adviser for these services.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business, do not exceed 0.49% of the Large Cap Core ETF’s average daily net assets, 0.67% of the Core Plus Bond ETF’s average daily net assets (prior to May 27, 2026, the expense cap was 1.00%), 0.89% of the International Equity ETF’s average daily net assets (prior to May 27, 2026, the expense cap was 0.95%), 1.25% of the Emerging Markets ETF’s average daily net assets and 0.64% of the Enhanced Small and Mid Cap ETF’s average daily net assets. The contractual arrangements for the Large Cap Core ETF, Core Plus Bond ETF, International Equity ETF, Emerging Markets ETF and Enhanced Small and Mid Cap ETF are in place through December 31, 2027. These expense caps may not be terminated prior to this date except by the Board upon sixty days’ written notice to the Adviser.

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2026

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the applicable Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

				Enhanced
	Large Cap	Core Plus	International	Small and Mid
Recoverable Through	Core ETF	Bond ETF	Equity ETF	Cap ETF
August 31, 2027	$47,612	$—	$38,209	$66,138
August 31, 2028	120,715	—	—	139,181
August 31, 2029	103,283	20,506	8,677	45,289

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2026

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended August 31, 2026, purchases and sales of investment securities, other than short-term investments, were as follows:

			U.S.	U.S.
			Government	Government
	Purchases	Sales	Purchases	Sales
Large Cap Core ETF	$72,825,061	$73,255,146	$—	$—
Core Plus Bond ETF	100,418,586	42,771,720	365,048,341	344,689,454
International Equity ETF	539,386,167	345,349,321	—	—
Emerging Markets ETF	136,131,093	106,525,492	—	—
Enhanced Small and Mid Cap ETF	94,274,938	89,667,581	—	—

For the fiscal year ended August 31, 2026, purchases and sales for in-kind transactions were as follows:

	Purchases	Sales
Large Cap Core ETF	$74,979,494	$8,128,502
Core Plus Bond ETF	—	—
International Equity ETF	82,953,591	167,224,921
Emerging Markets ETF	9,336,738	359,412
Enhanced Small and Mid Cap ETF	51,579,702	21,003,645

For the fiscal year ended August 31, 2026, the Funds incurred net realized gains on in-kind redemptions as follows:

In-Kind
Realized Gains
Large Cap Core ETF	$2,758,257
Core Plus Bond ETF	—
International Equity ETF	57,281,751
Emerging Markets ETF	49,813
Enhanced Small and Mid Cap ETF	5,225,079

NOTE 6. CAPITAL SHARE TRANSACTIONS

Each Fund will issue and redeem shares at NAV only in aggregations of large block of shares or “Creation Units” and only to Authorized Participants. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2026

Creation Units from a Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of a Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, a Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate a Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). For the fiscal year ended August 31, 2026, the Large Cap Core ETF, the Core Plus Bond ETF, the International Equity ETF, the Emerging Markets ETF and Enhanced Small and Mid Cap ETF incurred $33,000, $11,000, $37,000, $21,600, and $39,750 in fixed fees, respectively. For the fiscal year ended August 31, 2026, the Large Cap Core ETF had variable charges of $88. The Transaction Fees for each Fund are listed in the table below:

		Variable
	Fixed Fee	Charge
Large Cap Core ETF	$500	2.00	%*
Core Plus Bond ETF	$200	2.00	%*
International Equity ETF	$1,000	2.00	%*
Emerging Markets ETF	$1,350	2.00	%*
Enhanced Small and Mid Cap ETF	$750	2.00	%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2026

NOTE 7. FEDERAL TAX INFORMATION

At August 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

					Enhanced
	Large Cap	Core Plus	International	Emerging	Small and
	Core ETF	Bond ETF	Equity ETF	Markets ETF	Mid Cap ETF
Gross unrealized appreciation	$69,379,930	$986,136	$54,595,385	$43,883,521	$12,806,012
Gross unrealized depreciation	(4,708,706)	(6,760,630)	(2,947,242)	(749,133)	(1,259,932)
Net unrealized appreciation (depreciation) on investments	$64,671,224	$(5,774,494)	$51,648,143	$43,134,388	$11,546,080
Tax cost of investments	$197,193,941	$272,019,305	$318,102,431	$80,931,134	$73,270,557

The tax character of distributions paid for the fiscal years ended August 31, 2026 and August 31, 2025 were as follows:

	Large Cap Core ETF		Core Plus Bond ETF		International Equity ETF
	2026	2025	2026	2025	2026	2025
Distributions paid from:
Ordinary income	$1,172,840	$859,050	$9,933,620	$7,563,390	$2,546,250	$3,193,840
Total distributions paid	$1,172,840	$859,050	$9,933,620	$7,563,390	$2,546,250	$3,193,840

			Enhanced Small and Mid
	Emerging Markets ETF		Cap ETF
	2026	2025	2026	2025
Distributions paid from:
Ordinary income	$608,020	$498,187	$361,560	$80,990
Total distributions paid	$608,020	$498,187	$361,560	$80,990

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2026

At August 31, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

					Enhanced
	Large Cap	Core Plus	International	Emerging	Small and
	Core ETF	Bond ETF	Equity ETF	Markets ETF	Mid Cap ETF
Undistributed ordinary income	$4,650,513	$1,131,661	$6,611,059	$1,502,180	$155,651
Undistributed long-term capital gains	83,569	—	—	—	395,108
Distributions payable	—	(928,800)	—	—	—
Accumulated capital and other losses	—	(9,533,203)	(3,415,899)	(1,683,419)	—
Unrealized appreciation (depreciation) on investments	64,671,224	(5,774,494)	51,717,926	43,133,911	11,546,080
Total accumulated earnings (deficits)	$69,405,306	$(15,104,836)	$54,913,086	$42,952,672	$12,096,839

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales and differences related to the return of capital adjustments from underlying investments, TIPS amortization, and passive foreign investment company adjustments.

The Large Cap Core ETF and Enhanced Small and Mid Cap ETF utilized capital loss carryforwards in the amount of $1,339,283 and $414,631, respectively. As of August 31, 2026, the Funds had short-term and long-term capital loss carryforwards available to offset future gains and not subject to expiration, presented in the table below:

	Short-term	Long-term
	Losses	Losses
Large Cap Core ETF	$—	$—
Core Plus Bond ETF	6,735,674	2,797,529
International Equity ETF	3,415,899	—
Emerging Markets ETF	1,683,419	—
Enhanced Small and Mid Cap ETF	—	—

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail related to rate reconciliation and income taxes paid during the reporting period. Adoption of the new standard impacted financial statement disclosures only and did not impact the Funds financial positions or results of operations. For the fiscal year ended August 31, 2026, there were no material federal, state or local income taxes or any material income taxes in foreign jurisdictions paid by the Funds.

OneAscent ETFs
Notes to the Financial Statements (continued)
August 31, 2026

NOTE 8. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in a Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of a Fund’s portfolio will be adversely affected. As of August 31, 2026, the Large Cap Core ETF and Emerging Markets ETF had 40.84% and 36.64% of the value of its net assets invested in securities within the Technology sector, respectively. International Equity ETF had 34.68% of the value of its net assets invested in securities within the Financials sector.

NOTE 9. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders of OneAscent ETFs and Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of OneAscent ETFs, comprising the funds listed below (the “Funds”), each a series of Unified Series Trust, as of August 31, 2026, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
OneAscent Large Cap Core ETF	For the year ended August 31, 2026	For the years ended August 31, 2026, and 2025	For the years ended August 31, 2026, 2025, 2024, 2023, and the period from November 15, 2021 (commencement of operations) through August 31, 2022
OneAscent Core Plus Bond ETF	For the year ended August 31, 2026	For the years ended August 31, 2026, and 2025	For the years ended August 31, 2026, 2025, 2024, 2023, and the period from November 15, 2021 (commencement of operations) through August 31, 2022
OneAscent International Equity ETF and OneAscent Emerging Markets ETF	For the year ended August 31, 2026	For the years ended August 31, 2026, and 2025	For the years ended August 31, 2026, 2025, 2024, and for the period from September 14, 2022 (commencement of operations) through August 31, 2023
OneAscent Enhanced Small and Mid Cap ETF (formerly OneAscent Small Cap Core ETF)	For the year ended August 31, 2026	For the years ended August 31, 2026, and 2025	For the years ended August 31, 2026, 2025, and for the period from June 12, 2024 (commencement of operations) through August 31, 2024

Report of Independent Registered Public Accounting Firm (continued)

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by OneAscent Investment Solutions, LLC since 2022.

COHEN & COMPANY, LTD.

Cleveland, Ohio

October 30, 2026

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2027 will show the tax status of all distributions paid to your account in calendar year 2026. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

					Enhanced
					Small and
	Large Cap	Core Plus	International	Emerging	Mid Cap
	Core ETF	Bond ETF	Equity ETF	Markets ETF	ETF
Qualified Dividend Income	80%	—%	95%	82%	100%

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Enhanced
Small and
	Large Cap	Core Plus	International	Emerging	Mid Cap
	Core ETF	Bond ETF	Equity ETF	Markets ETF	ETF
Qualified Business Income	—%	—%	—%	—%	—%

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2026 ordinary income dividends, the following percentage qualifies for the corporate dividends received deduction.

					Enhanced
					Small and
	Large Cap	Core Plus	International	Emerging	Mid Cap
	Core ETF	Bond ETF	Equity ETF	Markets ETF	ETF
Dividends Received Deduction	80%	—%	73%	—%	100%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

					Enhanced
					Small and
	Large Cap	Core Plus	International	Emerging	Mid Cap
	Core ETF	Bond ETF	Equity ETF	Markets ETF	ETF
Long-Term Capital Gains Distributions	$36,880	$—	$—	$—	$—

Additional Federal Income Tax Information (Unaudited) (continued)

Foreign Tax Credit Pass Through. The Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The International Equity ETF and Emerging Market ETF foreign source income per share was $0.96 and $1.03 and the foreign tax expense per share was $0.03 and $0.13, respectively.

Tactical Multi-Purpose Fund

Annual Financial Statements

and Additional Information

August 31, 2026

Fund Adviser:
Fisher Asset Management, LLC
6500 International Parkway, Suite 2050
Plano, Texas 75093
(800) 550-1071

Tactical Multi-Purpose Fund
Schedule of Investments
August 31, 2026
	Principal
U.S. GOVERNMENT & AGENCIES — 94.53%	Amount	Fair Value
United States Treasury Inflation Indexed Bonds, 0.13%, 10/15/2026(a)	$22,000	$26,801
Total U.S. Government & Agencies (Cost $26,772)		26,801

MONEY MARKET FUNDS - 16.85%	Shares
First American Government Obligations Fund, Class X, 3.59%(b)	4,778	4,778
Total Money Market Funds (Cost $4,778)		4,778
Total Investments — 111.38% (Cost $31,550)		31,579
Liabilities in Excess of Other Assets — (11.38)%		(3,227)
NET ASSETS — 100.00%		$28,352

(a)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of August 31, 2026, the percentage of net assets invested in United States Treasury Inflation Indexed Bonds was 94.53% of the Fund.

(b)	Rate disclosed is the seven day effective yield as of August 31, 2026.

See accompanying notes which are an integral part of these financial statements.

1

Tactical Multi-Purpose Fund
Statement of Assets and Liabilities
August 31, 2026

Assets
Investments in securities at fair value (cost $31,550)	$31,579
Interest receivable	37
Receivable from Adviser	27,750
Prepaid expenses	3,470
Total Assets	62,836

Liabilities
Payable to affiliates	11,757
Payable to trustees	5,413
Other accrued expenses	17,314
Total Liabilities	34,484
Net Assets	$28,352

Net Assets consist of:
Paid-in capital	$27,560
Accumulated earnings	792
Net Assets	$28,352
Shares outstanding (unlimited number of shares authorized, no par value)	2,809
Net asset value, offering and redemption price per share	$10.09

See accompanying notes which are an integral part of these financial statements.

2

Tactical Multi-Purpose Fund
Statement of Operations
For the Year Ended August 31, 2026

Investment Income
Dividend income	$798
Interest income	436
Total investment income	1,234

Expenses
Administration	33,949
Fund accounting	30,003
Legal	23,878
Trustee	22,105
Compliance services	12,850
Transfer agent	12,000
Audit and tax	11,633
Custodian	7,129
Report printing	5,139
Registration	322
Adviser	69
Miscellaneous	10,299
Other	11,964
Total expenses	181,340
Fees waived and/or expenses reimbursed by Adviser	(156,069)
Fees reduced by Administrator	(24,993)
Net operating expenses	278
Net investment income	956

Net change in unrealized appreciation of investment securities	24
Net realized and change in unrealized gain on investments	24
Net increase in net assets resulting from operations	$980

See accompanying notes which are an integral part of these financial statements.

3

Tactical Multi-Purpose Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	August 31,	August 31,
	2026	2025
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$956	$954
Net change in unrealized appreciation of investment securities	24	1
Net increase in net assets resulting from operations	980	955

Distributions to Shareholders From:
Earnings	(1,016)	(1,063)
Total distributions	(1,016)	(1,063)

Capital Transactions
Reinvestment of distributions	1,016	1,063
Net increase in net assets resulting from capital transactions	1,016	1,063
Total Increase in Net Assets	980	955

Net Assets
Beginning of year	27,372	26,417
End of year	$28,352	$27,372

Share Transactions
Shares issued in reinvestment of distributions	104	107
Net increase in shares	104	107

See accompanying notes which are an integral part of these financial statements.

4

Tactical Multi-Purpose Fund
Financial Highlights

(For a share outstanding during each year)

	For the Year Ended August 31, 2026	For the Year Ended August 31, 2025	For the Year Ended August 31, 2024	For the Year Ended August 31, 2023	For the Year Ended August 31, 2022
Selected Per Share Data:
Net asset value, beginning of year	$10.12	$10.17	$10.11	$9.80	$9.84

Investment operations:
Net investment income (loss)	0.34	0.35	0.43	0.33	(0.04)
Net realized and unrealized gain (loss)	0.01	0.01	0.01	(0.02)	— (a)
Total from investment operations	0.35	0.36	0.44	0.31	(0.04)

Less distributions to shareholders from:
Net investment income	(0.38)	(0.41)	(0.38)	—	—
Total distributions	(0.38)	(0.41)	(0.38)	—	—

Net asset value, end of year	$10.09	$10.12	$10.17	$10.11	$9.80

Total Return(b)	3.51%	3.64%	4.52%	3.16%	(0.41)%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$28	$27	$26	$25	$24
Ratio of net expenses to average net assets	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of gross expenses to average net assets before waiver and reimbursement	651.21%	645.10%	630.32%	657.38%	644.19%
Ratio of net investment income (loss) to average net assets	3.43%	3.55%	4.27%	3.30%	(0.44)%
Portfolio turnover rate	—%	—%	—%	—%	—%

(a)	Rounds to less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

5

Tactical Multi-Purpose Fund
Notes to the Financial Statements
August 31, 2026

NOTE 1. ORGANIZATION

The Tactical Multi-Purpose Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified series of Unified Series Trust (the “Trust”) on November 14, 2016. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on March 30, 2017. The investment adviser to the Fund is Fisher Asset Management, LLC, d/b/a Fisher Investments (the “Adviser”). The investment objective of the Fund is to seek positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s CODM is the President and Principal Executive Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

The Fund has adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures, which is intended to enhance transparency and decision usefulness of income tax disclosures including additional detail

6

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
August 31, 2026

related to rate reconciliation and income taxes paid during the reporting period. For the fiscal year ended August 31, 2026, federal, state or local income taxes or any income taxes in foreign jurisdictions paid by the Fund was immaterial.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended August 31, 2026, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the fiscal year ended August 31, 2026, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

7

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
August 31, 2026

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. NON-DIVERSIFICATION RISK

The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers as compared to other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual holding in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 4. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use

8

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
August 31, 2026

in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

9

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
August 31, 2026

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Valuation Designee decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee,

10

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
August 31, 2026

however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2026:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$26,801	$—	$26,801
Money Market Funds	4,778	—	—	4,778
Total	$4,778	$26,801	$—	$31,579

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund did not hold any derivative instruments during the reporting period.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.25% of the Fund’s average daily net assets. For the fiscal year ended August 31, 2026, the Adviser earned management fees of $69 from the Fund before the waiver and reimbursement described below.

The Adviser has contractually agreed to limit the Fund’s total annual operating expenses to 1.00% of the Fund’s average daily net assets through December 31, 2030 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). This expense cap may not be terminated prior to this date except by the Board upon 60 days’ written notice to the Adviser. For the fiscal year ended August 31, 2026, the Adviser waived fees and/or reimbursed expenses in the amount of $156,069.

11

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
August 31, 2026

Each expense payment by the Adviser (but not management fee waiver) is subject to recoupment by the Adviser from the Fund in the three years following the date the particular expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the expense payment and any expense limitation in effect at the time of the recoupment. As of August 31, 2026, the Adviser may seek repayment of expense reimbursements in amounts as follows:

Recoverable Through
August 31, 2027	$156,000
August 31, 2028	155,938
August 31, 2029	156,000

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Ultimus has agreed to waive its fees to the extent necessary so that the Fund’s total annual operating expenses (excluding taxes, borrowing costs such as interest and dividend expenses on securities sold short, brokerage commissions, acquired fund fees and expenses, shareholder servicing fees paid to financial intermediaries, extraordinary expenses and expenses outside the normal course of business) do not exceed $156,000 annually, based on a twelve-month period commencing April 1 and ending March 31 (the “Annual Period”). The waiver will accrue on a monthly basis such that the Fund’s operating expenses for any month during the Annual Period will not exceed the sum of $13,000 (the “Monthly Expense Cap”), provided that Ultimus may recoup any fees waived by Ultimus in a prior month during the Annual Period to the extent of any unused amount of the Monthly Expense Cap in the current month. The waiver will be suspended and forfeited in any month that the Adviser is not the sole shareholder of the Fund. The waiver is subject to recoupment for the Annual Period during which the fees were waived, but only if such recoupment can be achieved without exceeding the Monthly Expense Cap. The total amount waived by Ultimus during the fiscal year ended August 31, 2026 was $24,993, and the amount recoupable as of August 31, 2026 was $13,754.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a

12

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
August 31, 2026

wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 6. INVESTMENT TRANSACTIONS

For the fiscal year ended August 31, 2026, there were no purchases or sales of investment securities, other than short-term investments.

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended August 31, 2026.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of August 31, 2026, the Adviser owned 100% of the Fund’s outstanding shares. As a result, the Adviser may be deemed to control the Fund.

13

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
August 31, 2026

NOTE 8. FEDERAL TAX INFORMATION

At August 31, 2026, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$29
Gross unrealized depreciation	(188)
Net unrealized appreciation/(depreciation) on investments	$(159)
Tax cost of investments	$31,738

The differences between book-basis and tax-basis of unrealized appreciation (depreciation) are primarily attributable to amortization adjustments to TIPS securities.

The tax character of distributions paid for the fiscal years ended August 31, 2026 and August 31, 2025 were as follows:

	2026	2025
Distributions paid from:
Ordinary income(a)	$1,016	$1,063
Total distributions paid	$1,016	$1,063

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At August 31, 2026, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$951
Unrealized depreciation on investments	(159)
Total accumulated earnings	$792

Certain capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the Fund’s following taxable year.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

14

Tactical Multi-Purpose Fund
Notes to the Financial Statements (continued)
August 31, 2026

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

15

Report of Independent Registered Public Accounting Firm

To the Shareholders of Tactical Multi-Purpose Fund and
Board of Trustees of Unified Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tactical Multi-Purpose Fund (the “Fund”), a series of Unified Series Trust, as of August 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Fisher Asset Management, LLC since 2017.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 30, 2026

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Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

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Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Unified Series Trust

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Executive Officer

Date	11/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Executive Officer

Date	11/4/2026

By	/s/ Kevin M. Traegner
Kevin M. Traegner, Principal Financial Officer

Date	11/4/2026